                                                           File Nos. 333-46716
                                                                      811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 39

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

     It is proposed that this filing will become effective:

      ___ immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
      ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
      ___ on (date) pursuant to paragraph (a) (1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before March 30, 2002.

CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                   BY FORM N-4



FORM N-4 ITEM NO.         CAPTION IN PROSPECTUS
-----------------         ---------------------
1                          Cover Page

2                          Special Terms

3                          Summary of Fees and Expenses; Summary of Contract Features

4                          Performance Information

5                          Description of the Company, the Variable Account and the Underlying Investment Companies

6                          Charges and Deductions

7                          Description of the Contract -- The Accumulation Phase

8                          Electing the Annuity Date; Description of Annuity Payout Options; Variable Annuity Benefit Payments

9                          Death Benefit

10                         Payments; Computation of Values;  Distribution

11                         Surrender and Withdrawals; Surrender Charge; Withdrawal After the Annuity Date; Texas Optional
                           Retirement Program

12                         Federal Tax Considerations

13                         Legal Matters

14                         Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ------------------------------------------------

15                         Cover Page

16                         Table of Contents




FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
----------------           --------------------------------------------------------

17                         General Information and History

18                         Services

19                         Underwriters

20                         Underwriters

21                         Performance Information

22                         Annuity Benefit Payments

23                         Financial Statements



             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Scudder Gateway Incentive variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company in all jurisdictions except New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-782-8380. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account KG, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:


THE ALGER AMERICAN FUND                                       SCUDDER VARIABLE SERIES II (CLASS A)
Alger American Balanced Portfolio                             Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio                     Scudder Blue Chip Portfolio
                                                              Scudder Contrarian Value Portfolio
CREDIT SUISSE TRUST                                           Scudder Global Blue Chip Portfolio
Credit Suisse Trust Emerging Markets Portfolio                Scudder Government Securities Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio     Scudder Growth Portfolio
                                                              Scudder High Yield Portfolio
DREYFUS INVESTMENT PORTFOLIOS                                 Scudder International Select Equity Portfolio
Dreyfus IP MidCap Stock Portfolio                             Scudder Investment Grade Bond Portfolio
                                                              Scudder Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.            Scudder New Europe Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.                Scudder Small Cap Growth Portfolio
                                                              Scudder Strategic Income Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.                       Scudder Technology Growth Portfolio
INVESCO VIF Utilities Fund                                    Scudder Total Return Portfolio
                                                              SVS Davis Venture Value Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                           SVS Dreman Financial Services Portfolio
Scudder 21st Century Growth Portfolio                         SVS Dreman High Return Equity Portfolio
Scudder Capital Growth Portfolio                              SVS Dreman Small Cap Value Portfolio
Scudder Global Discovery Portfolio                            SVS Eagle Focused Large Cap Growth Portfolio
Scudder Growth and Income Portfolio                           SVS Focus Value+Growth Portfolio
Scudder Health Sciences Portfolio                             SVS Index 500 Portfolio
Scudder International Portfolio                               SVS INVESCO Dynamic Growth Portfolio
                                                              SVS Janus Growth And Income Portfolio
                                                              SVS Janus Growth Opportunities Portfolio
                                                              SVS MFS Strategic Value Portfolio
                                                              SVS Oak Strategic Equity Portfolio
                                                              SVS Turner Mid Cap Growth Portfolio


THIS CONTRACT INCLUDES A VALUE ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A VALUE ENHANCEMENT. OVER TIME, THE AMOUNT OF THE VALUE ENHANCEMENT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE VALUE ENHANCEMENT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2002

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

WE OFFER A VARIETY OF FIXED AND VARIABLE ANNUITY CONTRACTS. THEY MAY OFFER FEATURES, INCLUDING INVESTMENT OPTIONS, FEES AND/OR CHARGES THAT ARE DIFFERENT FROM THOSE IN THE CONTRACTS OFFERED BY THIS PROSPECTUS. THE CONTRACTS MAY BE OFFERED THROUGH DIFFERENT DISTRIBUTORS. UPON REQUEST, YOUR FINANCIAL REPRESENTATIVE CAN SHOW YOU INFORMATION REGARDING OTHER ANNUITY CONTRACTS OFFERED BY THE COMPANY. YOU CAN ALSO CONTACT US DIRECTLY TO FIND OUT MORE ABOUT THESE ANNUITY CONTRACTS.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        16
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        22
INVESTMENT OBJECTIVES AND POLICIES..........................        23
PERFORMANCE INFORMATION.....................................        27
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        29
  PAYMENTS..................................................        29
  VALUE ENHANCEMENT.........................................        30
  COMPUTATION OF VALUES.....................................        30
        The Accumulation Unit...............................        31
        Net Investment Factor...............................        31
  RIGHT TO CANCEL...........................................        31
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        32
  TRANSFER PRIVILEGE........................................        32
        Asset Allocation Model Reallocations................        32
        Automatic Transfers (Dollar Cost Averaging).........        33
        Automatic Account Rebalancing.......................        33
  SURRENDER AND WITHDRAWALS.................................        34
        Systematic Withdrawals..............................        34
        Life Expectancy Distributions.......................        35
        Systematic Level Free of Surrender Charge Withdrawal
        Program.............................................        36
  DEATH BENEFIT.............................................        36
        Standard Death Benefit..............................        36
        Optional Enhanced Death Benefit Rider...............        36
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        37
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        38
  OPTIONAL ENHANCED EARNINGS RIDER..........................        38
  ASSIGNMENT................................................        41
ANNUITIZATION -- THE PAYOUT PHASE...........................        42
  ELECTING THE ANNUITY DATE.................................        42
  CHOOSING THE ANNUITY PAYOUT OPTION........................        42
        Fixed Annuity Payout Options........................        43
        Variable Annuity Payout Options.....................        43
  DESCRIPTION OF ANNUITY PAYOUT OPTIONS.....................        43
  VARIABLE ANNUITY BENEFIT PAYMENTS.........................        44
        The Annuity Unit....................................        44
        Determination of the First Annuity Benefit
        Payment.............................................        44
        Determination of the Number of Annuity Units........        45
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        45
        Payment of Annuity Benefit Payments.................        45
  TRANSFERS OF ANNUITY UNITS................................        45
  WITHDRAWALS AFTER THE ANNUITY DATE........................        46
        Calculation of Proportionate Reduction..............        47
        Calculation of Present Value........................        48
        Deferral of Withdrawals.............................        49
  NORRIS DECISION...........................................        49
CHARGES AND DEDUCTIONS......................................        50
  VARIABLE ACCOUNT DEDUCTIONS...............................        50
        Mortality and Expense Risk Charge...................        50
        Administrative Expense Charge.......................        50
        Optional Enhanced Death Benefit Rider Charge........        50
        Other Charges.......................................        51

  CONTRACT FEE..............................................        51
  OPTIONAL ENHANCED EARNINGS RIDER CHARGE...................        51
  PREMIUM TAXES.............................................        52
  SURRENDER CHARGE..........................................        52
        Calculation of Surrender Charge.....................        52
        Withdrawal Without Surrender Charge.................        53
        Effect of Withdrawal Without Surrender Charge
        Amount..............................................        55
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        56
  TRANSFER CHARGE...........................................        57
  WITHDRAWAL ADJUSTMENT CHARGE..............................        57
GUARANTEE PERIOD ACCOUNTS...................................        59
FEDERAL TAX CONSIDERATIONS..................................        61
  GENERAL...................................................        61
        The Company.........................................        61
        Diversification Requirements........................        61
        Investor Control....................................        61
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        62
  TAXATION OF THE CONTRACT IN GENERAL.......................        62
        Withdrawals Prior to Annuitization..................        62
        Withdrawals After Annuitization.....................        62
        Annuity Payouts After Annuitization.................        63
        Penalty on Distribution.............................        63
        Assignments or Transfers............................        63
        Nonnatural Owners...................................        63
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        64
  TAX WITHHOLDING...........................................        64
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        64
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        64
        Individual Retirement Annuities.....................        64
        Status of Death Benefits in IRAs....................        65
        Tax-Sheltered Annuities.............................        65
        Texas Optional Retirement Program...................        65
STATEMENTS AND REPORTS......................................        66
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        66
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        67
VOTING RIGHTS...............................................        67
DISTRIBUTION................................................        68
LEGAL MATTERS...............................................        68
FURTHER INFORMATION.........................................        68
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION...............       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
PERFORMANCE INFORMATION.....................................         6
TAX-DEFERRED ACCUMULATION...................................        15
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, and Market Value Adjustment.


UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), or INVESCO Variable Investments
Funds, Inc. ("INVESCO VIF"), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), in which a Sub-Account invests.


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VALUE ENHANCEMENT: an amount added to the Contract by the Company on every third Contract anniversary. The amount will be a specified percentage of the Accumulated Value.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will incur directly or indirectly under the Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.



                                                              COMPLETE YEARS
                                                               FROM DATE OF
                                                                 PAYMENT           CHARGE
(1) CONTRACT CHARGES:                                         --------------       ------
SURRENDER CHARGE:*                                            Less than 1           8.5%
  During the accumulation phase, this charge may be assessed  Less than 2           8.5%
  upon surrender or withdrawals. The charge is a percentage   Less than 3           8.5%
  of payments withdrawn (in excess of any amount that is      Less than 4           8.5%
  free of surrender charge) within the indicated time         Less than 5           7.5%
  period.                                                     Less than 6           6.5%
                                                              Less than 7           5.5%
                                                              Less than 8           3.5%
                                                              Less than 9           1.5%
                                                               Thereafter            0%

* From time to time, the Company may reduce or eliminate the surrender charge, the period during which it applies, or both, and/or credit additional amounts on Contracts when
Contracts are sold to individuals or groups in a manner that reduces sales expenses or where the Owner and Annuitant on the date of issue are within certain classes of eligible individuals. For more information see "Reduction or Elimination of Surrender Charge and
Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                    None
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                               $35**
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

**The Contract fee may be lower in some jurisdictions. See Contract Specifications for specific charge.



OPTIONAL ENHANCED EARNINGS RIDER CHARGE:
  Under the following rider, 1/12th of the annual charge is
  deducted pro-rata on a monthly basis at the end of each
  Contract month The charge for this rider on an annual
  basis as a percentage of Accumulated Value is:
    Enhanced Earnings Rider (EER)                                   0.30%

WITHDRAWAL ADJUSTMENT CHARGE:
  During the annuity payout phase, you may request withdrawals which will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 7 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by a Withdrawal Adjustment Charge in the following manner:

ADJUSTMENT TO AIR OR INTEREST RATE:
  If 15 or more years of annuity payments are being valued,
  the increase is                                                   1.00%*
  If 10-14 years of annuity payments are being valued, the          1.50%*
    increase is
  If less than 10 years of annuity payments are being               2.00%*
    valued, the increase is

The increase to the AIR or the interest rate used to determine the Present
Value results in a greater proportionate reduction in the number of Annuity
Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made.
Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS
AFTER THE ANNUITY DATE" under ANNUITIZATION--THE PAYOUT PHASE for additional information.

*The Withdrawal Adjustment Charge may be lower in some jurisdictions. See
Contract Specifications for the specific charge.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                1.30%
  ADMINISTRATIVE EXPENSE CHARGE:                                    0.15%
  OPTIONAL ANNUAL STEP-UP WITH 5% ROLL-UP ENHANCED DEATH           0.25%**
    BENEFIT (EDB) RIDER:
                                                                   --------

  Total Annual Expenses without Rider:                              1.45%
  Total Annual Expenses with Rider:                                 1.70%



** The optional EDB Rider charge only applies during the accumulation phase.

(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES:

Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING PORTFOLIO INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING PORTFOLIOS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                                                TOTAL PORTFOLIO
                                                                                                    EXPENSES
                                                   MANAGEMENT FEE                                (AFTER ANY FEE
                                                     (AFTER ANY          OTHER EXPENSES       REDUCTIONS/WAIVERS/
                                                  FEE REDUCTIONS/      (AFTER ANY WAIVERS/       REIMBURSEMENTS
UNDERLYING PORTFOLIO                             VOLUNTARY WAIVERS)      REIMBURSEMENTS)          AND OFFSETS)
--------------------                             ------------------   ---------------------   --------------------
Alger American Balanced Portfolio..............        0.75%                  0.10%           0.85%
Alger American Leveraged AllCap Portfolio......        0.85%                  0.07%           0.92%
Credit Suisse Trust Emerging Markets
 Portfolio.....................................        0.76%                  0.64%           1.40%(1)
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.....................................        1.04%                  0.36%           1.40%(1)
Dreyfus IP MidCap Stock Portfolio..............        0.75%                  0.14%           0.89%(2)
Dreyfus Socially Responsible Growth
 Fund, Inc.....................................        0.75%                  0.03%           0.78%(2)
INVESCO VIF Utilities Fund.....................        0.60%                  0.55%           1.15%(3)(4)
Scudder 21st Century Growth Portfolio..........        0.88%                  0.28%           1.16%(5)(6)
Scudder Capital Growth Portfolio...............        0.46%                  0.04%           0.50%
Scudder Global Discovery Portfolio.............        0.98%                  0.24%           1.22%(5)
Scudder Growth and Income Portfolio............        0.48%                  0.08%           0.56%
Scudder Health Sciences Portfolio..............        0.56%                  0.39%           0.95%(5)(7)
Scudder International Portfolio................        0.84%                  0.16%           1.00%
Scudder Aggressive Growth Portfolio............        0.75%                  0.11%           0.86%(8)
Scudder Blue Chip Portfolio....................        0.65%                  0.04%           0.69%(8)
Scudder Contrarian Value Portfolio.............        0.75%                  0.04%           0.79%(8)
Scudder Global Blue Chip Portfolio.............        0.85%                  0.24%           1.09%(8)(9)(10)
Scudder Government Securities Portfolio........        0.55%                  0.05%           0.60%
Scudder Growth Portfolio.......................        0.60%                  0.03%           0.63%
Scudder High Yield Portfolio...................        0.60%                  0.10%           0.70%
Scudder International Select Equity
 Portfolio.....................................        0.75%                  0.17%           0.92%
Scudder Investment Grade Bond Portfolio........        0.60%                  0.04%           0.64%(8)
Scudder Money Market Portfolio.................        0.50%                  0.05%           0.55%
Scudder New Europe Portfolio...................        0.70%                  0.42%           1.12%(8)(9)(10)
Scudder Small Cap Growth Portfolio.............        0.65%                  0.03%           0.68%
Scudder Strategic Income Portfolio.............        0.65%                  0.13%           0.78%(8)(11)
Scudder Technology Growth Portfolio............        0.74%                  0.07%           0.81%(8)
Scudder Total Return Portfolio.................        0.55%                  0.03%           0.58%
SVS Davis Venture Value Portfolio..............        0.95%                  0.14%           1.09%(8)
SVS Dreman Financial Services Portfolio........        0.75%                  0.11%           0.86%(8)
SVS Dreman High Return Equity Portfolio........        0.75%                  0.07%           0.82%(8)
SVS Dreman Small Cap Value Portfolio...........        0.75%                  0.04%           0.79%(8)
SVS Eagle Focused Large Cap Growth Portfolio...        0.95%                  0.18%           1.13%(8)(12)
SVS Focus Value+Growth Portfolio...............        0.75%                  0.04%           0.79%(8)
SVS Index 500 Portfolio........................        0.37%                  0.18%           0.55%(8)(10)(13)
SVS INVESCO Dynamic Growth Portfolio...........        0.90%                  0.40%           1.30%(8)(10)
SVS Janus Growth And Income Portfolio..........        0.95%                  0.10%           1.05%(8)
SVS Janus Growth Opportunities Portfolio.......        0.95%                  0.16%           1.11%(8)(12)
SVS MFS Strategic Value Portfolio..............        0.95%                  0.20%           1.15%(8)(14)
SVS Oak Strategic Equity Portfolio.............        0.89%                  0.26%           1.15%(8)(10)
SVS Turner Mid Cap Growth Portfolio............        0.98%                  0.32%           1.30%(8)(10)

(1)The investment adviser of the Credit Suisse Trust Emerging Markets Portfolio and Credit Suisse Trust Global Post-Venture Capital Portfolio has voluntarily agreed to waive or reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Management Fee, Other Expenses and Total Portfolio Expenses would have been 1.25%, 0.64% and 1.89% for the Credit Suisse Trust Emerging Markets Portfolio and 1.25%, 0.36% and 1.61% for the Credit Suisse Trust Global Post-Venture Capital Portfolio, respectively, for the year ended December 31, 2001.



(2)The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.



(3)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(4)Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Excluding the absorption and any offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.77% and 1.37%, respectively, of the Fund's average net assets.



(5)Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: Scudder Global Discovery 1.25%, Scudder 21st Century Growth 1.50%, and Scudder Health Sciences 0.95%.



(6)The 21st Century Growth Portfolio has entered into an arrangement with its custodian whereby credits as a result of uninvested cash balances were used to reduce a portion of the portfolios' expense. As a result of these expense reductions the actual total operating expense was 1.15%.



(7)Absent any waiver or reimbursement, the total operating expenses would have been 1.40% for Scudder Health Sciences Portfolio for the year ended
December 31, 2001.



(8)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS MFS Strategic Value (1.15%), SVS INVESCO Dynamic Growth (1.30%), SVS Turner Mid Cap Growth (1.30%), SVS Oak Strategic Equity (1.15%), SVS Davis Venture Value (1.15%), SVS Dreman High Return Equity (0.87%), SVS Focus Value+Growth (0.84%), SVS Eagle Focused Large Cap Growth (1.15%), SVS Dreman Financial Services (0.99%), SVS Janus Growth Opportunities (1.15%), SVS Janus Growth And Income (1.15%), Scudder Aggressive Growth (0.95%), Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), SVS Dreman Small Cap Value (0.84%), Scudder Investment Grade Bond (0.80%), Scudder Strategic Income (1.05%), Scudder Blue Chip (0.95%), SVS Index 500 (0.55%), Scudder New Europe (1.12%), and Scudder Global Blue Chip (1.56%).



(9)For Scudder New Europe and Scudder Global Blue Chip Portfolios, the investment manager has agreed to limit its management fees to 0.70% and 0.85% respectively, of such portfolios for one year, commencing 5/1/02.



(10)Absent any waiver or reimbursement, the total operating expenses would have been 1.24% for Scudder Global Blue Chip Portfolio, 2.47% for Scudder New Europe Portfolio, 1.97% for SVS INVESCO Dynamic Growth Portfolio, 1.44% for SVS Oak Strategic Equity Portfolio, 1.82% for SVS Turner Mid Cap Growth Portfolio and 0.58% for SVS Index 500 Portfolio for the year ended December 31, 2001.

(11)"Other Expenses" have been restated to reflect an estimate of current accruals.



(12)The Portfolio's have entered into arrangements with their custodian whereby credits as a result of uninvested cash balances were used to reduce a portion of the portfolios' expense. As a result of these expense reductions the actual total operating expenses were 1.11% for SVS Eagle Focused Large Cap Growth and 1.10% for SVS Janus Growth Opportunities.



(13)Management fees have been restated to reflect a fee reduction to be effective at the close of the Deutsche Bank / Zurich Scudder transaction in April 2002.



(14)Portfolio became effective and commenced operations 5/1/02, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Portfolio expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.03%, and the amount of the Contract fee is assumed to be $0.30 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period and prior to the Annuity Date, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $100       $154       $200       $267
Alger American Leveraged AllCap Portfolio..................    $101       $156       $203       $274
Credit Suisse Trust Emerging Markets Portfolio.............    $105       $169       $225       $320
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $105       $169       $225       $320
Dreyfus IP MidCap Stock Portfolio..........................    $101       $155       $202       $271
Dreyfus Socially Responsible Growth Fund, Inc..............    $100       $152       $196       $260
INVESCO VIF Utilities Fund.................................    $103       $162       $214       $296
Scudder 21st Century Growth Portfolio......................    $103       $162       $214       $297
Scudder Capital Growth Portfolio...........................    $ 97       $144       $182       $231
Scudder Global Discovery Portfolio.........................    $104       $164       $217       $303
Scudder Growth and Income Portfolio........................    $ 98       $146       $185       $237
Scudder Health Sciences Portfolio..........................    $101       $156       $204       $277
Scudder International Portfolio............................    $102       $158       $207       $282
Scudder Aggressive Growth Portfolio........................    $101       $154       $200       $268
Scudder Blue Chip Portfolio................................    $ 99       $149       $191       $250
Scudder Contrarian Value Portfolio.........................    $100       $152       $197       $261
Scudder Global Blue Chip Portfolio.........................    $103       $160       $211       $290
Scudder Government Securities Portfolio....................    $ 98       $147       $187       $241
Scudder Growth Portfolio...................................    $ 98       $148       $188       $244
Scudder High Yield Portfolio...............................    $ 99       $150       $192       $251
Scudder International Select Equity Portfolio..............    $101       $156       $203       $274
Scudder Investment Grade Bond Portfolio....................    $ 98       $148       $189       $245
Scudder Money Market Portfolio.............................    $ 98       $145       $184       $236
Scudder New Europe Portfolio...............................    $103       $161       $212       $293
Scudder Small Cap Growth Portfolio.........................    $ 99       $149       $191       $249
Scudder Strategic Income Portfolio.........................    $100       $152       $196       $260
Scudder Technology Growth Portfolio........................    $100       $153       $198       $263
Scudder Total Return Portfolio.............................    $ 98       $146       $186       $239
SVS Davis Venture Value Portfolio..........................    $103       $160       $211       $290
SVS Dreman Financial Services Portfolio....................    $101       $154       $200       $268
SVS Dreman High Return Equity Portfolio....................    $100       $153       $198       $264
SVS Dreman Small Cap Value Portfolio.......................    $100       $152       $197       $261
SVS Eagle Focused Large Cap Growth Portfolio...............    $103       $161       $213       $294
SVS Focus Value+Growth Portfolio...........................    $100       $152       $197       $261
SVS Index 500 Portfolio....................................    $ 98       $145       $184       $236
SVS INVESCO Dynamic Growth Portfolio.......................    $105       $166       $221       $311
SVS Janus Growth And Income Portfolio......................    $102       $159       $209       $287
SVS Janus Growth Opportunities Portfolio...................    $103       $161       $212       $292
SVS MFS Strategic Value Portfolio..........................    $103       $162       $214       $296
SVS Oak Strategic Equity Portfolio.........................    $103       $162       $214       $296
SVS Turner Mid Cap Growth Portfolio........................    $105       $166       $221       $311

(1)(b) If, at the end of the applicable time period and prior to the Annuity Date, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Annual Step-Up with 5% Roll-Up Enhanced Death Benefit Rider (charge of 0.25% annually) and the Enhanced Earnings Rider (charge of 0.30% annually):



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $105       $169       $225       $320
Alger American Leveraged AllCap Portfolio..................    $106       $171       $228       $327
Credit Suisse Trust Emerging Markets Portfolio.............    $111       $184       $250       $371
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $111       $184       $250       $371
Dreyfus IP MidCap Stock Portfolio..........................    $106       $170       $227       $324
Dreyfus Socially Responsible Growth Fund, Inc..............    $105       $167       $222       $314
INVESCO VIF Utilities Fund.................................    $108       $177       $239       $348
Scudder 21st Century Growth Portfolio......................    $108       $177       $239       $349
Scudder Capital Growth Portfolio...........................    $102       $159       $209       $287
Scudder Global Discovery Portfolio.........................    $109       $179       $242       $355
Scudder Growth and Income Portfolio........................    $103       $161       $212       $292
Scudder Health Sciences Portfolio..........................    $106       $172       $230       $330
Scudder International Portfolio............................    $107       $173       $232       $335
Scudder Aggressive Growth Portfolio........................    $106       $169       $226       $321
Scudder Blue Chip Portfolio................................    $104       $164       $218       $305
Scudder Contrarian Value Portfolio.........................    $105       $167       $222       $315
Scudder Global Blue Chip Portfolio.........................    $108       $175       $236       $343
Scudder Government Securities Portfolio....................    $103       $162       $214       $296
Scudder Growth Portfolio...................................    $103       $163       $215       $299
Scudder High Yield Portfolio...............................    $104       $165       $218       $306
Scudder International Select Equity Portfolio..............    $106       $171       $228       $327
Scudder Investment Grade Bond Portfolio....................    $104       $163       $216       $300
Scudder Money Market Portfolio.............................    $103       $161       $211       $291
Scudder New Europe Portfolio...............................    $108       $176       $237       $346
Scudder Small Cap Growth Portfolio.........................    $104       $164       $217       $304
Scudder Strategic Income Portfolio.........................    $105       $167       $222       $314
Scudder Technology Growth Portfolio........................    $105       $168       $223       $317
Scudder Total Return Portfolio.............................    $103       $161       $213       $294
SVS Davis Venture Value Portfolio..........................    $108       $175       $236       $343
SVS Dreman Financial Services Portfolio....................    $106       $169       $226       $321
SVS Dreman High Return Equity Portfolio....................    $105       $168       $224       $318
SVS Dreman Small Cap Value Portfolio.......................    $105       $167       $222       $315
SVS Eagle Focused Large Cap Growth Portfolio...............    $108       $176       $238       $347
SVS Focus Value+Growth Portfolio...........................    $105       $167       $222       $315
SVS Index 500 Portfolio....................................    $103       $161       $211       $291
SVS INVESCO Dynamic Growth Portfolio.......................    $110       $181       $245       $362
SVS Janus Growth And Income Portfolio......................    $107       $174       $234       $339
SVS Janus Growth Opportunities Portfolio...................    $108       $176       $237       $345
SVS MFS Strategic Value Portfolio..........................    $108       $177       $239       $348
SVS Oak Strategic Equity Portfolio.........................    $108       $177       $239       $348
SVS Turner Mid Cap Growth Portfolio........................    $110       $181       $245       $362

(2)(a) If, at the end of the applicable time period you either (1) annuitize your Contract or (2) do not surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $24        $73        $125       $267
Alger American Leveraged AllCap Portfolio..................    $24        $75        $128       $274
Credit Suisse Trust Emerging Markets Portfolio.............    $29        $89        $152       $320
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $29        $89        $152       $320
Dreyfus IP MidCap Stock Portfolio..........................    $24        $74        $127       $271
Dreyfus Socially Responsible Growth Fund, Inc..............    $23        $71        $121       $260
INVESCO VIF Utilities Fund.................................    $27        $82        $140       $296
Scudder 21st Century Growth Portfolio......................    $27        $82        $140       $297
Scudder Capital Growth Portfolio...........................    $20        $62        $107       $231
Scudder Global Discovery Portfolio.........................    $27        $84        $143       $303
Scudder Growth and Income Portfolio........................    $21        $64        $110       $237
Scudder Health Sciences Portfolio..........................    $25        $76        $130       $277
Scudder International Portfolio............................    $25        $77        $132       $282
Scudder Aggressive Growth Portfolio........................    $24        $73        $125       $268
Scudder Blue Chip Portfolio................................    $22        $68        $116       $250
Scudder Contrarian Value Portfolio.........................    $23        $71        $122       $261
Scudder Global Blue Chip Portfolio.........................    $26        $80        $137       $290
Scudder Government Securities Portfolio....................    $21        $65        $112       $241
Scudder Growth Portfolio...................................    $21        $66        $113       $244
Scudder High Yield Portfolio...............................    $22        $68        $117       $251
Scudder International Select Equity Portfolio..............    $24        $75        $128       $274
Scudder Investment Grade Bond Portfolio....................    $22        $66        $114       $245
Scudder Money Market Portfolio.............................    $21        $64        $109       $236
Scudder New Europe Portfolio...............................    $26        $81        $138       $293
Scudder Small Cap Growth Portfolio.........................    $22        $68        $116       $249
Scudder Strategic Income Portfolio.........................    $23        $71        $121       $260
Scudder Technology Growth Portfolio........................    $23        $72        $123       $263
Scudder Total Return Portfolio.............................    $21        $65        $111       $239
SVS Davis Venture Value Portfolio..........................    $26        $80        $137       $290
SVS Dreman Financial Services Portfolio....................    $24        $73        $125       $268
SVS Dreman High Return Equity Portfolio....................    $23        $72        $123       $264
SVS Dreman Small Cap Value Portfolio.......................    $23        $71        $122       $261
SVS Eagle Focused Large Cap Growth Portfolio...............    $26        $81        $139       $294
SVS Focus Value+Growth Portfolio...........................    $23        $71        $122       $261
SVS Index 500 Portfolio....................................    $21        $64        $109       $236
SVS INVESCO Dynamic Growth Portfolio.......................    $28        $86        $147       $311
SVS Janus Growth And Income Portfolio......................    $26        $79        $135       $287
SVS Janus Growth Opportunities Portfolio...................    $26        $81        $138       $292
SVS MFS Strategic Value Portfolio..........................    $27        $82        $140       $296
SVS Oak Strategic Equity Portfolio.........................    $27        $82        $140       $296
SVS Turner Mid Cap Growth Portfolio........................    $28        $86        $147       $311

(2)(b) If, at the end of the applicable time period you either (1) annuitize your Contract or (2) do not surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election at issue of the Annual Step-Up with 5% Roll-Up Enhanced Death Benefit Rider (charge of 0.25% annually) and the Enhanced Earnings Rider (charge of 0.30% annually)::



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $29        $ 89       $152       $320
Alger American Leveraged AllCap Portfolio..................    $30        $ 91       $155       $327
Credit Suisse Trust Emerging Markets Portfolio.............    $35        $105       $178       $371
Credit Suisse Trust Global Post-Venture Capital
 Portfolio.................................................    $35        $105       $178       $371
Dreyfus IP MidCap Stock Portfolio..........................    $30        $ 90       $154       $324
Dreyfus Socially Responsible Growth Fund, Inc..............    $28        $ 87       $148       $314
INVESCO VIF Utilities Fund.................................    $32        $ 98       $166       $348
Scudder 21st Century Growth Portfolio......................    $32        $ 98       $167       $349
Scudder Capital Growth Portfolio...........................    $26        $ 79       $135       $287
Scudder Global Discovery Portfolio.........................    $33        $100       $170       $355
Scudder Growth and Income Portfolio........................    $26        $ 81       $138       $292
Scudder Health Sciences Portfolio..........................    $30        $ 92       $157       $330
Scudder International Portfolio............................    $31        $ 94       $159       $335
Scudder Aggressive Growth Portfolio........................    $29        $ 89       $152       $321
Scudder Blue Chip Portfolio................................    $28        $ 84       $144       $305
Scudder Contrarian Value Portfolio.........................    $29        $ 87       $149       $315
Scudder Global Blue Chip Portfolio.........................    $31        $ 96       $163       $343
Scudder Government Securities Portfolio....................    $27        $ 82       $140       $296
Scudder Growth Portfolio...................................    $27        $ 83       $141       $299
Scudder High Yield Portfolio...............................    $28        $ 85       $144       $306
Scudder International Select Equity Portfolio..............    $30        $ 91       $155       $327
Scudder Investment Grade Bond Portfolio....................    $27        $ 83       $141       $300
Scudder Money Market Portfolio.............................    $26        $ 80       $137       $291
Scudder New Europe Portfolio...............................    $32        $ 97       $165       $346
Scudder Small Cap Growth Portfolio.........................    $27        $ 84       $143       $304
Scudder Strategic Income Portfolio.........................    $28        $ 87       $148       $314
Scudder Technology Growth Portfolio........................    $29        $ 88       $150       $317
Scudder Total Return Portfolio.............................    $26        $ 81       $139       $294
SVS Davis Venture Value Portfolio..........................    $31        $ 96       $163       $343
SVS Dreman Financial Services Portfolio....................    $29        $ 89       $152       $321
SVS Dreman High Return Equity Portfolio....................    $29        $ 88       $150       $318
SVS Dreman Small Cap Value Portfolio.......................    $29        $ 87       $149       $315
SVS Eagle Focused Large Cap Growth Portfolio...............    $32        $ 97       $165       $347
SVS Focus Value+Growth Portfolio...........................    $29        $ 87       $149       $315
SVS Index 500 Portfolio....................................    $26        $ 80       $137       $291
SVS INVESCO Dynamic Growth Portfolio.......................    $34        $102       $174       $362
SVS Janus Growth And Income Portfolio......................    $31        $ 95       $162       $339
SVS Janus Growth Opportunities Portfolio...................    $32        $ 97       $164       $345
SVS MFS Strategic Value Portfolio..........................    $32        $ 98       $166       $348
SVS Oak Strategic Equity Portfolio.........................    $32        $ 98       $166       $348
SVS Turner Mid Cap Growth Portfolio........................    $34        $102       $174       $362

                          SUMMARY OF CONTRACT FEATURES

WHAT ARE SOME OF THE FEATURES OF THIS VARIABLE ANNUITY CONTRACT?


The variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased prior to the 86th birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - a customized investment portfolio;

    - a Value Enhancement added to your Contract on every third Contract anniversary equal to 1% of the Accumulated Value on such Contract anniversary;


    - 2 Alger Portfolios, 2 Credit Suisse Trust Portfolios; 1 Dreyfus Investment Portfolios Portfolio, 1 Dreyfus Socially Responsible Growth Fund, Inc., 1 INVESCO VIF Portfolio, and 34 Scudder Portfolios;


    - a Fixed Account;

    - Guarantee Period Accounts;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?


The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities ("Underlying Portfolios"), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Portfolios and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?


WHAT IS THE VALUE ENHANCEMENT?

During the accumulation phase, on every third Contract anniversary, a Value Enhancement will be added to the Contract's Accumulated Value. The Value Enhancement is equal to 1% of the Accumulated Value on every third Contract anniversary. If you surrender your contract before a Value Enhancement anniversary, you will not receive any part of the Value Enhancement that would have been paid on that date.

Each Value Enhancement is immediately allocated among your investment options on a pro-rata basis (based on Accumulated Value in each account) as of the date the Value Enhancement is paid. However, any Value Enhancement that would have been credited to a Guarantee Period Account as a result of the pro rata allocation instead will be credited to the Sub-Account investing in the Scudder Money Market Portfolio

The Company uses a portion of the mortality and expense risk charge and the surrender charge to help recover the expenses associated with the Value Enhancement. Even though the Value Enhancement is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Value Enhancement.

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?


If you or a Joint Owner die before the Annuity Date and you did not elect the Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) For a discussion of the standard and enhanced death benefits see "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than 2 years after the Issue Date; and

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.


You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life annuity payout option, the Owner may make one Payment Withdrawal each calendar year. Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?


During the accumulation phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment and a $50 minimum for any additional payments. A lower initial payment may be permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts and the Fixed Account.

VARIABLE ACCOUNT. You have a choice of Sub-Accounts investing in the following Underlying Portfolios:


THE ALGER AMERICAN FUND                                       SCUDDER VARIABLE SERIES II (CLASS A)
Alger American Balanced Portfolio                             Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio                     Scudder Blue Chip Portfolio
                                                              Scudder Contrarian Value Portfolio
CREDIT SUISSE TRUST                                           Scudder Global Blue Chip Portfolio
Credit Suisse Trust Emerging Markets Portfolio                Scudder Government Securities Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio     Scudder Growth Portfolio
                                                              Scudder High Yield Portfolio
DREYFUS INVESTMENT PORTFOLIOS                                 Scudder International Select Equity
Dreyfus IP MidCap Stock Portfolio                             Portfolio
                                                              Scudder Investment Grade Bond Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.            Scudder Money Market Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.                Scudder New Europe Portfolio
                                                              Scudder Small Cap Growth Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.                       Scudder Strategic Income Portfolio
INVESCO VIF Utilities Fund                                    Scudder Technology Growth Portfolio
                                                              Scudder Total Return Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                           SVS Davis Venture Value Portfolio
Scudder 21st Century Growth Portfolio                         SVS Dreman Financial Services Portfolio
Scudder Capital Growth Portfolio                              SVS Dreman High Return Equity Portfolio
Scudder Global Discovery Portfolio                            SVS Dreman Small Cap Value Portfolio
Scudder Growth and Income Portfolio                           SVS Eagle Focused Large Cap Growth Portfolio
Scudder Health Sciences Portfolio                             SVS Focus Value+Growth Portfolio
Scudder International Portfolio                               SVS Index 500 Portfolio
                                                              SVS INVESCO Dynamic Growth Portfolio
                                                              SVS Janus Growth And Income Portfolio
                                                              SVS Janus Growth Opportunities Portfolio
                                                              SVS MFS Strategic Value Portfolio
                                                              SVS Oak Strategic Equity Portfolio
                                                              SVS Turner Mid Cap Growth Portfolio


Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.


Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager of the Guarantee Period Accounts pursuant to an investment advisory agreement between the Company and DeIM.


THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

For a discussion of the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. During the accumulation phase, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts and the Fixed Account. During the annuity payout phase, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.


The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.


If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?


Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The maximum that can be withdrawn without a surrender charge in a calendar year is 12% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces. For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."


In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

    - you become disabled before you attain age 65; or

    - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

To the extent it exceeds the Withdrawal Without Surrender Charge Amount described above, the Owner of a qualified Contract or a Contract issued under a
Section 457 Deferred Compensation Plan may take each calendar year, without surrender charge, an amount calculated by the Company based on his or her life expectancy.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.


If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted. However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of
(1) gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.


CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


Allmerica Financial is a charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT. The Company maintains a separate account called Separate Account KG (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on June 13, 1996. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

We reserve the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. We also offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


THE ALGER AMERICAN FUND. The Alger American Fund ("Alger") was established as a Massachusetts business trust on April 6, 1988. Fred Alger Management, Inc. is the investment manager of The Alger American Fund, which includes the Alger American Balanced and Alger American Leveraged AllCap Portfolios. Fred Alger Management, Inc. is located at 111 Fifth Avenue, New York, NY 10003.



CREDIT SUISSE TRUST. Credit Suisse Trust is an open-end, management investment company registered with the SEC. It was organized as a Massachusetts business trust on March 15, 1995. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser of the Credit Suisse Trust. Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for the Credit Suisse Trust Global Post-Venture Capital Portfolio with respect to the Portfolio's investments in private-equity portfolios.

DREYFUS INVESTMENT PORTFOLIOS. The Dreyfus Investment Portfolios ("Dreyfus IP") is a Massachusetts business trust that commenced operations on May 1, 1998. The Dreyfus Corporation is the investment adviser to the Dreyfus Investment Portfolios. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth
Fund, Inc.") was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. It is registered with the SEC as an open-end, diversified, management investment company. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Socially Responsible Growth Fund, Inc. NCM Capital Management Group Inc. serves as a sub-investment advisor. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.


INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Utilities Fund is INVESCO Funds Group, Inc.


SCUDDER VARIABLE SERIES I (CLASS A). Scudder Variable Series I ("Scudder") is an open-end, diversified management investment company established as a Massachusetts business trust on March 15, 1985, and registered with the SEC under the 1940 Act. Deutsche Investment Management Americas Inc. serves as the investment adviser of Scudder.



SCUDDER VARIABLE SERIES II (CLASS A). Scudder Variable Series II ("SVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of SVS does not involve supervision of its management, investment practices or policies by the SEC. SVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of SVS are sold only to insurance company separate accounts. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Portfolios are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

THE ALGER AMERICAN FUND:

ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 24% of the Portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


CREDIT SUISSE TRUST:



CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets.



CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development.


DREYFUS INVESTMENT PORTFOLIOS:


DREYFUS IP MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. To pursue this goal the portfolio invests at least 80% of its assets in midcap stocks. Midcap stocks are defined as those with market capitalizations between $200 million and $10 billion at the time of purchase.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests in at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


INVESCO VARIABLE INVESTMENT FUNDS, INC.


INVESCO VIF UTILITIES FUND -- seeks capital growth. It also seeks current income.


SCUDDER VARIABLE SERIES I (CLASS A)

SCUDDER 21ST CENTURY GROWTH PORTFOLIO -- pursues long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

SCUDDER CAPITAL GROWTH PORTFOLIO -- seeks to maximize long-term capital growth through a broad and flexible investment program.


SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.


SCUDDER GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital, current income and growth of income.


SCUDDER HEALTH SCIENCES PORTFOLIO -- seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.


SCUDDER INTERNATIONAL PORTFOLIO -- seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments

SCUDDER VARIABLE SERIES II (CLASS A):


SCUDDER AGGRESSIVE GROWTH PORTFOLIO -- seeks capital appreciation through the use of aggressive investment techniques.


SCUDDER BLUE CHIP PORTFOLIO -- seeks growth of capital and income.



SCUDDER CONTRARIAN VALUE PORTFOLIO -- seeks to achieve a high rate of total return.



SCUDDER GLOBAL BLUE CHIP PORTFOLIO -- seeks long-term growth of capital.



SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital.



SCUDDER GROWTH PORTFOLIO -- seeks maximum appreciation of capital.



SCUDDER HIGH YIELD PORTFOLIO -- seeks to provide a high level of current income.



SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO -- seeks capital appreciation. This Portfolio was formerly known as the Scudder International Research Portfolio.



SCUDDER INVESTMENT GRADE BOND PORTFOLIO -- seeks high current income.



SCUDDER MONEY MARKET PORTFOLIO -- seeks maximum current income to the extent consistent with stability of principal.



SCUDDER NEW EUROPE PORTFOLIO -- seeks long-term capital appreciation.



SCUDDER SMALL CAP GROWTH PORTFOLIO -- seeks maximum appreciation of investors' capital.



SCUDDER STRATEGIC INCOME PORTFOLIO -- seeks high current return.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SCUDDER TOTAL RETURN PORTFOLIO -- seeks a high total return, a combination of income and capital appreciation.



SVS DAVIS VENTURE VALUE PORTFOLIO -- seeks growth of capital.



SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation.



SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return.



SVS DREMAN SMALL CAP VALUE PORTFOLIO -- seeks long-term capital appreciation. The Fund was formerly known as Scudder Small Cap Value Portfolio.



SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -- seeks growth through long-term capital appreciation.



SVS FOCUS VALUE+GROWTH PORTFOLIO -- seeks growth of capital through a portfolio of growth and value stocks. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

SVS INDEX 500 PORTFOLIO* -- seeks returns that, before expenses, corresponds to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index, (the "S&P 500 Index").



SVS INVESCO DYNAMIC GROWTH PORTFOLIO -- seeks long-term capital growth.



SVS JANUS GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.



SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.



SVS MFS STRATEGIC VALUE PORTFOLIO -- seeks to provide capital appreciation.



SVS OAK STRATEGIC EQUITY PORTFOLIO -- seeks long-term capital growth.



SVS TURNER MID CAP GROWTH PORTFOLIO -- seeks capital appreciation.



* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-" "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.


Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Portfolio in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Portfolio, he or she may have the Accumulated Value reallocated without charge to another Portfolio or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION


This Contract was first offered to the public in 2001. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Portfolios have been in existence. Performance results in Table 1 reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Portfolio charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Table 2 do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither table includes optional Rider charges or Value Enhancements. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.


The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Scudder Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Table 1 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the effect of the $35 annual Contract fee, the Underlying Portfolio charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges or the addition of any Value Enhancements. Quotations of supplemental average total returns, as shown in Table 2, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

Performance tables for Contracts issued by Allmerica Financial can be found in the SAI. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

(1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE


PAYMENTS



The latest Issue Date is the day prior to the 86th birthday of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application and/or signature. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.


Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:


    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.


    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Scudder Money Market Portfolio.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.


For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "TRANSFER PRIVILEGE" below.



This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Portfolios. In addition, some of the Underlying Portfolios have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Portfolio's investment adviser, the Underlying Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.



VALUE ENHANCEMENT


During the accumulation phase, on every third Contract anniversary, a Value Enhancement will be added to the Contract's Accumulated Value. The Value Enhancement is currently equal to 1% of the Accumulated Value on every third Contract anniversary. If you surrender your contract before a Value Enhancement anniversary, you will not receive any part of the Value Enhancement that would have been paid on that date.

Each Value Enhancement is immediately allocated among your investment options on a pro-rata basis as of the date the Value Enhancement is paid. However, any Value Enhancement that would have been credited to a Guarantee Period Account as a result of the pro rata allocation instead will be credited to the Sub-Account investing in the Scudder Money Market Portfolio.

The illustration below presents an example of the Value Enhancement. The illustration below assumes an initial payment of $100,000, assumes that no subsequent payments or withdrawals are made, and that the Contract has not been annuitized.

                                                       ACCUMULATED
       END OF           ACCUMULATED      VALUE         VALUE AFTER
    CONTRACT YEAR         VALUE*      ENHANCEMENT   VALUE ENHANCEMENT   SURRENDER VALUE
---------------------   -----------   -----------   -----------------   ---------------
          1               $108,000       $   0          $108,000            $ 99,840
          2                116,640           0           116,640             108,140
          3                125,971       1,260           127,231             118,731
          4                137,409        0.00           137,409             128,909
          5                148,402        0.00           148,402             140,902
          6                160,274       1,603           161,877             155,377
          7                174,827           0           174,827             169,327
          8                188,813           0           188,813             185,313
          9                203,918       2,039           205,957             202,458
         10                222,434           0           222,434             222,434

*For the purposes of this illustration only, it is assumed that that there is annual growth in Accumulated Value of 8%; however, actual performance will fluctuate and there may be a loss of principal.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Value Enhancement under the Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Value Enhancement or Bonus Credit may provide greater values than the Contract, which contains the Value Enhancement. In addition, due to the generally larger Surrender Charge for a Contract with a Value Enhancement, an annuity contract without a Value Enhancement may provide greater values upon surrender than a Contract that contains the Value Enhancement. You should consider these possibilities before purchasing the Contract.


COMPUTATION OF VALUES


The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE

PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the allocation to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each allocation will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Portfolios. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3), (4) and
(5) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.30% on an annual basis of the daily value of the Sub-Account's assets;

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets; and

    (5) is a charge for the optional Enhanced Death Benefit Rider, if chosen, equal to 0.25% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.


RIGHT TO CANCEL


An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees. However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of
(a) gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


TELEPHONE TRANSACTIONS PRIVILEGE



You, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.



TRANSFER PRIVILEGE



Prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," the Owner may transfer amounts among investment options at any time upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Scudder Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.



ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the Scudder Money Market Portfolio and the Scudder Government Securities Portfolio ("source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the selected source account, Fixed Account, or the Guarantee Period Accounts; and if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The

Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.


SURRENDER AND WITHDRAWALS


Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date, on which the request and the Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100 and the Accumulated Value of the Contract may not be reduced to less than $1,000.


A surrender charge and a Contract fee may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge; SEE SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.


Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under
Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.


For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.


SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.


The first withdrawal will take place on the latest of 16 days after Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.



Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.


The minimum amount of each automatic withdrawal is $100 and the Accumulated Value of the Contract may not be reduced to less than $1,000. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS (for qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only). Prior to the Annuity Date, the Owner may take each calendar year, without surrender charge, a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option to the extent the LED exceeds the Withdrawal Without Surrender Charge Amount. See "SURRENDER CHARGE, Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


If an Owner elects the Company's LED option (based upon the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge, based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.


The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue

Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS, IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE "SUBSTANTIALLY EQUAL PERIODIC PAYMENT" DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.



SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under the Program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this Program, the periodic withdrawals in any calendar year are limited to 12% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.


The program will automatically terminate if a withdrawal that is not part of the program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.


DEATH BENEFIT



A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY."



STANDARD DEATH BENEFIT. Unless the enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.



For each withdrawal under (b), the proportionate reduction is calculated by multiplying the (b) value immediately prior to the withdrawal by the following fraction:


                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal


OPTIONAL ENHANCED DEATH BENEFIT RIDER. An optional Annual Step-Up with 5% Roll-Up Enhanced Death Benefit (EDB) Rider may be elected at issue as long as the oldest Owner has not yet attained age 80. There is a separate charge for the Rider that applies during the accumulation phase equal to 0.25% on an annual basis of the Sub-Account assets. For a discussion of the optional Rider charge and the Fixed Account and the Guarantee Period Accounts, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS. For specific charges and more detail, see "Optional Enhanced Death Benefit Rider Charge," "VARIABLE ACCOUNT DEDUCTIONS" 'under CHARGES AND DEDUCTIONS.

THE ANNUAL STEP-UP WITH 5% ROLL-UP EDB RIDER PROVIDES THE FOLLOWING BENEFIT:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:


    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;


    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:


    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or


    (b) the death benefit, as calculated under Section I above, that would have been payable on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Scudder Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Scudder Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of the death certificate and all necessary claim paperwork at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:


    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Scudder Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Scudder Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


THE SPOUSE OF THE OWNER AS BENEFICIARY


If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the Scudder Money Market Sub-Account; and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Scudder Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nineyears. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.


OPTIONAL ENHANCED EARNINGS RIDER



The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the oldest Owner has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date. For specific charges see "OPTIONAL ENHANCED EARNINGS RIDER CHARGE" under CHARGES AND DEDUCTIONS.



The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.



Conditions for Payment of the EER Benefit



For any benefit to be payable under the EER, certain conditions must be met, as follows:



1.  The death must occur prior to the Annuity Date.



2.  The difference between (a) and (b) must be greater than zero, where:



    (a) is the Accumulated Value, and



    (b) is gross payments not previously withdrawn.



    If (a) minus (b) is zero or less, no benefit will be payable.



Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.



For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your

Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.



AMOUNT OF EER BENEFIT



ISSUE AGE 0 TO 65 -- If a benefit is payable under the EER and the Contract was issued prior to the oldest Owner's 66th birthday, the benefit will be equal to the LESSER of:



    (a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



    (b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.



ISSUE AGE 66 TO 70 -- If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 66th birthday and before his/her 71st birthday, the benefit will be equal to the LESSER of:



    (a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



    (b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.



ISSUE AGE 71 TO 75 -- If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her 76th birthday, the benefit will be equal to the lesser of:



    (a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or



    (b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.



The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.



EXAMPLES



EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.



The EER benefit on that date is equal to the LESSER of:



    (a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% X 100,000) = $80,000; or



    (b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% X (150,000 - 100,000)) = $20,000



The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% X 100,000) and $20,000 (40% X (150,000 -- 100,000)).

EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.



The EER benefit on that date is equal to the LESSER of:



    (a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% X $100,000) = $80,000; or



    (b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% X ($250,000 - $100,000)) = $60,000



The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% X $100,000) and $60,000 (40% X ($250,000 - $100,000)).



EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.



Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



    (a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% X $100,000) = $80,000; or



    (b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% X ($135,000 - $100,000)) = $14,000



The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% X 100,000) and $14,000 (40% X ($135,000 - $100,000)).



EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.



Immediately after the withdrawal, the EER benefit is equal to the LESSER of:



    (a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% X $85,000) = $68,000; or



    (b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% X ($85,000 - $85,000)) = $0



The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% X $85,000) and $0 (40% X ($85,000 - $85,000)).

TERMINATING THE EER



Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:



1.  the Annuity Date;



2.  the date the Contract is surrendered;



3.  the date the Company determines a death benefit is payable; or



4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.



If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.



THE EER MAY NOT BE AVAILABLE IN ALL STATES.



ASSIGNMENT


The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable payout annuity option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur; and


    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details).



ELECTING THE ANNUITY DATE


Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the second Contract Anniversary; and


    - must occur before the Owner's 99th birthday.



If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's 85th birthday or (b) two years after the Issue Date.


If there are Joint Owners, the age of the younger will determine the maximum Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.


CHOOSING THE ANNUITY PAYOUT OPTION


Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option.

The annuity payout option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.


DESCRIPTION OF ANNUITY PAYOUT OPTIONS


The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES-- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER
  OF YEARS

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty or any other period currently offered by the Company are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.


VARIABLE ANNUITY BENEFIT PAYMENTS


THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (1) a discount factor equivalent to the AIR and

    (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;


    - gender of the Annuitant (if applicable, see "NORRIS DECISION");


    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.


TRANSFERS OF ANNUITY UNITS



After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. Transfers will be subject to the same market timing restrictions discussed in "PAYMENTS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.


Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.


Automatic Account Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.



WITHDRAWALS AFTER THE ANNUITY DATE



WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "TAXATION OF THE CONTRACT IN GENERAL," "WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.


After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT
  OPTIONS

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments).

Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 7 years of the Issue Date. See "Calculation of Present Value," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

    - PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                       Amount of the variable withdrawal
                 ----------------------------------------------
                Present value of all remaining variable annuity
              benefit payments immediately prior to the withdrawal

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

     Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity benefit payments.

     If a withdrawal is taken within 7 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

    - PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                          Amount of the variable withdrawal

                ----------------------------------------------------
               Present value of remaining guaranteed variable annuity
                benefit payments immediately prior to the withdrawal

     Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

     If a withdrawal is taken within 7 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 7 years of the Issue Date, the discount rate is increased by one of the following charges ("Withdrawal Adjustment Charge"):

    -        15 or more years of annuity benefit payments being valued --          1.00%*
    -        10-14 years of annuity benefit payments being valued --               1.50%*
    -        Less than 10 years of annuity benefit payments being valued --        2.00%*

* The Withdrawal Adjustment Charge may be lower in some jurisdictions. See Contract Specifications for the specific charge.

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 7 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX C -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.


NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of some of the charges described below to recover expenses associated with the Value Enhancement. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.


VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.30% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Value Enhancement.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.



OPTIONAL ENHANCED DEATH BENEFIT RIDER CHARGE. Subject to state availability, the Company offers an Enhanced Death Benefit Rider that is available at issue as long as the oldest Owner has not yet attained age 80. Prior to the Annuity Date, a separate charge is made for the Rider, which is 0.25% on an annual basis of each Sub-Account's assets.

For a description of the Rider, see "Optional Enhanced Death Benefit Rider" under "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, above. For a discussion of the optional Enhanced Death Benefit Rider charge and the Guarantee Period Accounts, see GUARANTEE PERIOD ACCOUNTS. For a discussion of the optional Rider charge and the Fixed Account, see APPENDIX
A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Portfolio Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios.


CONTRACT FEE


A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Underlying Portfolios; investment managers or sub-advisers of any of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


OPTIONAL ENHANCED EARNINGS RIDER CHARGE



Subject to state availability, the Company currently offers an optional Enhanced Earnings Rider that may be elected at issued if the oldest Owner has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.



The applicable monthly charge is equal to the Accumulated Value on the last day of each Contract month multiplied by 1/12th of 0.30%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE
CONTRACT -- THE ACCUMULATION PHASE.

PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Accumulated Value at the time such determination is made.


SURRENDER CHARGE


No charge for sales expense is deducted from payments at the time the payments are made. During the accumulation phase, a surrender charge, however, may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below.The Company uses a portion of the surrender charge to recover expenses associated with the Value Enhancement.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

    - The amount available under the Withdrawal Without Surrender Charge provision, described below;

    - Old Payments -- total payments invested in the Contract for more than nine years;

    - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

    - Cumulative Earnings.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:


                             SURRENDER CHARGE
    COMPLETE YEARS FROM     AS A PERCENT OF THE
  DATE OF PAYMENT TO DATE        PAYMENTS
       OF WITHDRAWAL             WITHDRAWN
  -----------------------   -------------------
     Less than 1                   8.5%
     Less than 2                   8.5%
     Less than 3                   8.5%
     Less than 4                   8.5%
     Less than 5                   7.5%
     Less than 6                   6.5%
     Less than 7                   5.5%
     Less than 8                   3.5%
     Less than 9                   1.5%
     Thereafter                      0%


The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.


The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see ANNUITIZATION -- THE PAYOUT PHASE, "WITHDRAWALS AFTER THE ANNUITY DATE"). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.


WITHDRAWAL WITHOUT SURRENDER CHARGE. Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to:

            12% times (X less Y)* less Z where:

            X  is the total gross payments made to the contract

            Y  is any previous withdrawals that exceed the WWSC amount

            Z  is any previous WWSC amount withdrawn in the same CALENDAR year

            *  In the contract, X less Y is referred to as the Gross Payment
               Base

To illustrate how this works assume the following:

    - The issue date is February 1, 2000.

    - The initial payment to the contract is $100,000.

    - No subsequent payments are made to the contract.

    - The Owner makes the following withdrawals:

                                                              CONTRACT YEAR IN
                                                DATE OF       WHICH WITHDRAWAL   AMOUNT OF
                                               WITHDRAWAL           MADE         WITHDRAWAL
                                             --------------   ----------------   ----------
Withdrawal #1..............................  April 1, 2000    1(st)               $10,000
Withdrawal #2..............................  August 1, 2000   1(st)               $ 3,000
Withdrawal #3..............................  April 1, 2001    2(nd)               $15,000
Withdrawal #4..............................  August 1, 2001   2(nd)               $ 2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

            12% times (X less Y) less Z where:

            X  is $100,000

            Y  is $0 (no previous withdrawals have been made)

            Z  is $0 (no previous withdrawals have been made)

            12% times ($100,000 less $0) less $0 =

            12% times ($100,000) less $0 =

            $12,000 less $0 = $12,000

Second, compare the amount withdrawn to the available WWSC amount:

        Withdrawal #1 of $10,000 is less than the WWSC amount of $12,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

            12% times (X less Y) less Z where:

            X  is $100,000

            Y  is $0 (Withdrawal #1, did not exceed the WWSC amount)

            Z  is $10,000 (Withdrawal #1 was made in the same CALENDAR year)

            12% times ($100,000 less $0) less $10,000 =

            12% times ($100,000) less $10,000 =

            $12,000 less $10,000 = $2,000

Second, compare the amount withdrawn to the available WWSC amount:

        Withdrawal #2 of $3,000 exceeds the available WWSC amount of $2,000. Only $2,000 of Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

            12% times (X less Y) less Z where:

            X  is $100,000

            Y  is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

            Z  is $0 (This is the first withdrawal of this CALENDAR year)

            12% times ($100,000 less $1,000) less $0 =

            12% times ($99,000) less $0 =

            $11,880 less $0 = $11,880

Second, compare the amount withdrawn to the available WWSC amount:

        Withdrawal #3 of $15,000 exceeds the available WWSC amount of $11,880. Only $11,880 of Withdrawal #3 is part of the WWSC amount and $3,120 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

            12% times (X less Y) less Z where:

            X  is $100,000

            Y is $4,120 ($1,000 of Withdrawal #2 and $3,120 of Withdrawal #3 exceeded the WWSC amount)

            Z  is $11,880 (Withdrawal #3 was made in the same CALENDAR year)

            12% times ($100,000 less $4,120) less $11,880 =

            12% times ($95,880) less $11,880 =

            $11,505.60 less $11,880 = $0

Second, compare the amount withdrawn to the available WWSC amount:

        The WWSC amount has been exhausted for this calendar year. Thus, none of Withdrawal #4 is part of the WWSC amount.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 12% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company deducts the WWSC amount in the following order.

    - The Company first deducts the WWSC Amount from Cumulative Earnings.

    - If the WWSC amount exceeds cumulative earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

    - If more than one withdrawal is made during the calendar year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge amount has been withdrawn.

After the entire WWSC amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

    - First from Old Payments

       - Since Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

    - Second from New Payments

       - Payments are now withdrawn from this category on a first-in-first-out
         (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

    - Third from Cumulative Earnings

For qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of the WWSC amount described above and the amount available as a Life Expectancy Distribution less Z (where Z has the same value as outlined above).


For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.


REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

    (1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

    (2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. "Physically disabled" means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    - other transactions where sales expenses are likely to be reduced; or

    - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios;

    - investment managers or sub-advisers of the Underlying Portfolios; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.


TRANSFER CHARGE



The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract Year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract Year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" UNDER DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.



WITHDRAWAL ADJUSTMENT CHARGE


After the Annuity Date, a withdrawal will result in a calculation by the Company of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. The present value is calculated based on the Annuity 2000 Mortality Table (male, female or unisex rates as appropriate). If a withdrawal is made within 7 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

15 or more years of annuity benefit payments being
  valued --.................................................  1.00%*
10-14 years of annuity benefit payments being valued --.....  1.50%*
Less than 10 years of annuity benefit payments being
  valued --.................................................  2.00%*

* The Withdrawal Adjustment Charge may be lower in some jurisdictions. See Contract Specifications for the specific charge.

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 7 or more years after the Issue Date.


For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. If the optional Rider has not been selected, in no event will the Guaranteed Interest Rate be less than 3%. If the optional Rider has been selected, in no event will the Guaranteed Interest Rate be less than 2.75%. This rate may be higher in some jurisdictions. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account prior to the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Scudder Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Scudder Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See

"DEATH BENEFIT." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate (adjusted due to selection of any optional Rider, if applicable) expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited; however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3%* earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%*. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3%* minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.


* The minimum guaranteed rate is 2.75% if the optional Enhanced Death Benefit Rider has been selected. The minimum guaranteed rate may be higher in some jurisdictions.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.



In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" after application of the Market Value Adjustment.



SELECTION OF THE OPTIONAL ENHANCED DEATH BENEFIT RIDER. If the optional Enhanced Death Benefit Rider has been selected, the Guaranteed Interest Rate may be 0.25% lower than if that Rider had not been selected.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Portfolios will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 or 408A of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non- qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.


TAXATION OF THE CONTRACT IN GENERAL


The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current Annuity Value.

For example, assume that a Contract owner with Accumulated Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or

    - in the case of the Owner's "total disability" (as defined in the Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.


PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.


STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.



Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.



The Contract provides an optional Enhanced Death Benefit Rider under which the death benefit payable under the Contract may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. The Internal Revenue Service has stopped issuing favorable opinion letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will approve the Contract as an Individual Retirement Annuity. If the Contract fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and could also be subject to a 10% penalty tax if you are under age
59 1/2. You should consult a qualified tax adviser before adding the Enhanced Death Benefit Rider to the Contract if it is an Individual Retirement Annuity.


TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Portfolios do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Portfolio shares held by a Sub-Account, in the event that Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company.

Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Owner's voting interest in the Underlying Portfolio will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 9.0% of payments to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-782-8380.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.


The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. If the optional Enhanced Death Benefit Rider has been selected, the Company may credit amounts allocated to the Fixed Account with interest at an effective annual rate of 2.75%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.



SELECTION OF THE OPTIONAL ENHANCED DEATH BENEFIT RIDER. If the optional Enhanced Death Benefit Rider has been selected, the credited rate will be 0.25% lower than if the Rider had not been selected.


STATE RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $100,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to 12% of the Gross Payment Base in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
    1       $108,000         $12,000          8.5%       $8,160
    2        116,640          12,000          8.5%        8,500
    3        127,231          12,000          8.5%        8,500
    4        137,409          12,000          8.5%        8,500
    5        148,402          12,000          7.5%        7,500
    6        161,877          12,000          6.5%        6,500
    7        174,827          12,000          5.5%        5,500
    8        188,813          12,000          3.5%        3,500
    9        209,958          12,000          1.5%        1,500
   10        222,434          12,000          0.0%            0

WITHDRAWALS -- Assume a payment of $100,000 is made on the Issue Date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to 12% of the Gross Payment Base and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated
Values:

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
    1       $108,000      $     0         $12,000          8.5%      $    0
    2        116,640            0          12,000          8.5%           0
    3        127,231            0          12,000          8.5%           0
    4        137,409       30,000          12,000          8.5%       1,530
    5        116,002       10,000           9,840          7.5%          12
    6        115,627        5,000           9,821          6.5%           0
    7        119,477       10,000           9,821          5.5%          10
    8        118,235       15,000           9,799          3.5%         182
    9        112,609        5,000           9,175          1.5%           0
   10        116,218        3,000           9,175          0.0%           0


PART 2: MARKET VALUE ADJUSTMENT



The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1



For purposes of the examples below:



i = the guaranteed interest rate being credited to the guarantee period.



j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.



n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:



    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.



    2. The date of surrender is seven years (2,555 days) from the expiration date.



    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.



    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.



    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.



NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*



Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The Market Value Adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25)

                               =  -$8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*



Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The Market Value Adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25



*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.



POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**



Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07



    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90



**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.35%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5%
       (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

       Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (89,971.44/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 7 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 7 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

       Last Monthly Annuity Benefit Payment = 1,436.50
       Withdrawal Amount = $14,365.00 (10 X 1,436.50)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4%
       (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Annuity Benefit Payments = $234,482.77

       Annuity Units after withdrawal = 1,286.07 (1,370 X (1 -
       (14,365.00/234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 7 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 X 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370  (1 -
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 7 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5%
       (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 X (1 -
       (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 7 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4%
       (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of future Annuity Benefit Payments = $234,482.77

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,311.57 (1,370 X (1 -
       (10,000/$234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 7 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

For example, the illustration below assumes an initial payment of $100,000. The illustration assumes that no subsequent payments or withdrawals are made and that the Contract has not been annuitized. The table below presents an example of the Value Enhancement.

                                                       ACCUMULATED
       END OF           ACCUMULATED      VALUE         VALUE AFTER
    CONTRACT YEAR          VALUE      ENHANCEMENT   VALUE ENHANCEMENT
---------------------   -----------   -----------   -----------------
          1             $108,000.00    $    0.00       $108,000.00
          2              116,640.00         0.00        116,640.00
          3              125,971.20     1,259.71        127,230.91
          4              137,409.38         0.00        137,409.38
          5              148,402.13         0.00        148,402.13
          6              160,274.30     1,602.74        161,877.04
          7              174,827.20         0.00        174,827.20
          8              188,813.38         0.00        188,813.38
          9              203,918.45     2,039.18        205,957.63
         10              222,434.24         0.00        222,434.24

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                           SCUDDER GATEWAY INCENTIVE



                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.974
Number of Units Outstanding at End of Period (in
 thousands).................................................        199

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.925
Number of Units Outstanding at End of Period (in
 thousands).................................................         58

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.848
Number of Units Outstanding at End of Period (in
 thousands).................................................          2

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.782
Number of Units Outstanding at End of Period (in
 thousands).................................................          2

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.009
Number of Units Outstanding at End of Period (in
 thousands).................................................         41

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.833
Number of Units Outstanding at End of Period (in
 thousands).................................................          2

INVESCO VIF UTILITIES FUND
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.677
Number of Units Outstanding at End of Period (in
 thousands).................................................         22

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.865
Number of Units Outstanding at End of Period (in
 thousands).................................................          7

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                           SCUDDER GATEWAY INCENTIVE



                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.873
Number of Units Outstanding at End of Period (in
 thousands).................................................         38

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.812
Number of Units Outstanding at End of Period (in
 thousands).................................................         37

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.935
Number of Units Outstanding at End of Period (in
 thousands).................................................         22

SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.055
Number of Units Outstanding at End of Period (in
 thousands).................................................         52

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.756
Number of Units Outstanding at End of Period (in
 thousands).................................................         64

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.820

Number of Units Outstanding at End of Period (in
 thousands).................................................         66

SCUDDER BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.894
Number of Units Outstanding at End of Period (in
 thousands).................................................        196

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.025
Number of Units Outstanding at End of Period (in
 thousands).................................................         42

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                           SCUDDER GATEWAY INCENTIVE



                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.885
Number of Units Outstanding at End of Period (in
 thousands).................................................         89

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.046
Number of Units Outstanding at End of Period (in
 thousands).................................................        274

SCUDDER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.871
Number of Units Outstanding at End of Period (in
 thousands).................................................         28

SCUDDER HIGH YIELD PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.956
Number of Units Outstanding at End of Period (in
 thousands).................................................         21

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.828
Number of Units Outstanding at End of Period (in
 thousands).................................................         24

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.028
Number of Units Outstanding at End of Period (in
 thousands).................................................        146

SCUDDER MONEY MARKET PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.016
Number of Units Outstanding at End of Period (in
 thousands).................................................        102

SCUDDER NEW EUROPE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.764
Number of Units Outstanding at End of Period (in
 thousands).................................................          3

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                           SCUDDER GATEWAY INCENTIVE



                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.797
Number of Units Outstanding at End of Period (in
 thousands).................................................         62

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.026
Number of Units Outstanding at End of Period (in
 thousands).................................................         34

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.771
Number of Units Outstanding at End of Period (in
 thousands).................................................        185

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.959
Number of Units Outstanding at End of Period (in
 thousands).................................................        152

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.941
Number of Units Outstanding at End of Period (in
 thousands).................................................        207

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.007
Number of Units Outstanding at End of Period (in
 thousands).................................................         39

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.997
Number of Units Outstanding at End of Period (in
 thousands).................................................        328

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.136
Number of Units Outstanding at End of Period (in
 thousands).................................................         33

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                           SCUDDER GATEWAY INCENTIVE



                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.896
Number of Units Outstanding at End of Period (in
 thousands).................................................         86

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.880
Number of Units Outstanding at End of Period (in
 thousands).................................................         36

SVS INDEX 500 PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.919
Number of Units Outstanding at End of Period (in
 thousands).................................................        429

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.871
Number of Units Outstanding at End of Period (in
 thousands).................................................         21

SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.920
Number of Units Outstanding at End of Period (in
 thousands).................................................        159

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.826
Number of Units Outstanding at End of Period (in
 thousands).................................................         69

SVS MFS STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................................        N/A
  End of Period.............................................        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................        N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.752
Number of Units Outstanding at End of Period (in
 thousands).................................................         81

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                           SCUDDER GATEWAY INCENTIVE



                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.874
Number of Units Outstanding at End of Period (in
 thousands).................................................         63



No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                       SCUDDER GATEWAY INCENTIVE WITH EDB



                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.972
Number of Units Outstanding at End of Period (in
 thousands).................................................        373

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.923
Number of Units Outstanding at End of Period (in
 thousands).................................................        281

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.846
Number of Units Outstanding at End of Period (in
 thousands).................................................          7

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.780
Number of Units Outstanding at End of Period (in
 thousands).................................................          2

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.007
Number of Units Outstanding at End of Period (in
 thousands).................................................        183

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.831
Number of Units Outstanding at End of Period (in
 thousands).................................................          8

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                       SCUDDER GATEWAY INCENTIVE WITH EDB


                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
INVESCO VIF UTILITIES FUND
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.675
Number of Units Outstanding at End of Period (in
 thousands).................................................          2

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.864
Number of Units Outstanding at End of Period (in
 thousands).................................................         26

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.871
Number of Units Outstanding at End of Period (in
 thousands).................................................         78

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.811
Number of Units Outstanding at End of Period (in
 thousands).................................................         97

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.934
Number of Units Outstanding at End of Period (in
 thousands).................................................        216

SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.053
Number of Units Outstanding at End of Period (in
 thousands).................................................        227

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                       SCUDDER GATEWAY INCENTIVE WITH EDB


                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SCUDDER INTERNATIONAL PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.754
Number of Units Outstanding at End of Period (in
 thousands).................................................         42

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.819
Number of Units Outstanding at End of Period (in
 thousands).................................................         95

SCUDDER BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.892
Number of Units Outstanding at End of Period (in
 thousands).................................................        300

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.023
Number of Units Outstanding at End of Period (in
 thousands).................................................         83

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.883
Number of Units Outstanding at End of Period (in
 thousands).................................................         16

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.044
Number of Units Outstanding at End of Period (in
 thousands).................................................         50

SCUDDER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.869
Number of Units Outstanding at End of Period (in
 thousands).................................................         62

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                       SCUDDER GATEWAY INCENTIVE WITH EDB


                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SCUDDER HIGH YIELD PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.954
Number of Units Outstanding at End of Period (in
 thousands).................................................        135

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.826
Number of Units Outstanding at End of Period (in
 thousands).................................................         52

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.026
Number of Units Outstanding at End of Period (in
 thousands).................................................         96

SCUDDER MONEY MARKET PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.014
Number of Units Outstanding at End of Period (in
 thousands).................................................      1,462

SCUDDER NEW EUROPE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.763
Number of Units Outstanding at End of Period (in
 thousands).................................................         35

SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.796
Number of Units Outstanding at End of Period (in
 thousands).................................................         44

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                       SCUDDER GATEWAY INCENTIVE WITH EDB


                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.024
Number of Units Outstanding at End of Period (in
 thousands).................................................          3

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.769
Number of Units Outstanding at End of Period (in
 thousands).................................................        323

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.957
Number of Units Outstanding at End of Period (in
 thousands).................................................        772

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.939
Number of Units Outstanding at End of Period (in
 thousands).................................................        537

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.005
Number of Units Outstanding at End of Period (in
 thousands).................................................        232

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.995
Number of Units Outstanding at End of Period (in
 thousands).................................................      1,147

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                       SCUDDER GATEWAY INCENTIVE WITH EDB


                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      1.133
Number of Units Outstanding at End of Period (in
 thousands).................................................         90

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.894
Number of Units Outstanding at End of Period (in
 thousands).................................................         42

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.878
Number of Units Outstanding at End of Period (in
 thousands).................................................         10

SVS INDEX 500 PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.917
Number of Units Outstanding at End of Period (in
 thousands).................................................        530

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.870
Number of Units Outstanding at End of Period (in
 thousands).................................................         10

SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.918
Number of Units Outstanding at End of Period (in
 thousands).................................................        778

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.824
Number of Units Outstanding at End of Period (in
 thousands).................................................        147

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG
                       SCUDDER GATEWAY INCENTIVE WITH EDB


                                                               YEAR ENDED
SUB-ACCOUNT                                                   DECEMBER 31,
-----------                                                   ------------
SVS MFS STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................................        N/A
  End of Period.............................................        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................        N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.751
Number of Units Outstanding at End of Period (in
 thousands).................................................        104

SVS TURNER MID-CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      1.000
  End of Period.............................................      0.873
Number of Units Outstanding at End of Period (in
 thousands).................................................        228



No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

  FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                               SEPARATE ACCOUNT KG

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE SCUDDER GATEWAY INCENTIVE PROSPECTUS OF SEPARATE ACCOUNT KG, DATED MAY 1, 2002 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.




                               DATED: MAY 1, 2002








AFLIAC Scudder Gateway Incentive

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                                      2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                                       3

SERVICES                                                                                             3

UNDERWRITERS                                                                                         4

ANNUITY BENEFIT PAYMENTS                                                                             5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                                          6

PERFORMANCE INFORMATION                                                                              6

TAX-DEFERRED ACCUMULATION                                                                            15

FINANCIAL STATEMENTS                                                                                 F-1


                         GENERAL INFORMATION AND HISTORY


Separate Account KG (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica, originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24.3 billion in combined assets and over $38.1 billion in life insurance in force.

Currently, 41 Sub-Accounts of the Variable Account are available under the Scudder Gateway Incentive contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), open-end, registered management investment companies.


Two portfolios of Alger are available under the Contract: the Alger American Leveraged AllCap

Portfolio and the Alger American Balanced Portfolio. Two portfolios of Credit Suisse Trust are available under the Contract: the Credit Suisse Trust Emerging Markets Portfolio and the Credit Suisse Trust Global Post-Venture Capital Portfolio (together, the "Underlying Portfolios"). One portfolio of Dreyfus Investment Portfolios is available under the Contract: the Dreyfus MidCap Stock Portfolio. One portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. is available under the Contract: the Dreyfus Socially Responsible Growth Fund. One fund of INVESCO VIF is available under the
Contract: INVESCO VIF Utilities Fund. Five portfolios of Scudder are available under the Contract: Scudder Capital Growth Portfolio, Scudder 21st Century Growth Portfolio, Scudder Global Discovery Portfolio, Scudder Growth and Income Portfolio, Scudder Health Sciences Portfolio, and Scudder International Portfolio. Twenty-eight different portfolios of SVS are available under the Contract: Scudder Aggressive Growth Portfolio, Scudder Blue Chip Portfolio, Scudder Contrarian Value Portfolio, Scudder Global Blue Chip Portfolio, Scudder Government Securities Portfolio, Scudder Growth Portfolio, Scudder High Yield Portfolio, Scudder International Select Equity Portfolio, Scudder Investment Grade Bond Portfolio, Scudder Money Market Portfolio, Scudder New Europe Portfolio, Scudder Small Cap Growth Portfolio, Scudder Strategic Income Portfolio, Scudder Technology Growth Portfolio, Scudder Total Return Portfolio, SVS Davis Venture Value Portfolio SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio, SVS Dreman Small Cap Value Portfolio, SVS Eagle Focused Large Cap Growth Portfolio, SVS Focus Value+Growth Portfolio, SVS Index 500 Portfolio, SVS INVESCO Dynamic Growth Portfolio, SVS Janus Growth And Income Portfolio, SVS Janus Growth Opportunities Portfolio, SVS MFS Strategic Value Portfolio, SVS Oak Strategic Equity Portfolio, and SVS Turner Mid Cap Growth Portfolio.
Each Underlying Portfolio available under the Contract has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account KG of the Company as of December 31, 2001 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 9.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% of total payments is paid to Kemper Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Kemper Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender charges, annuitization withdrawal charges (Withdrawal Adjustment Charge), profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001 were $37,629,063, $55,047,545.85 and $38,562,158.16.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the Optional 5% Enhanced Death Benefit Rider With Annual Step-Up has not been elected; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)  Accumulation Unit Value -- Previous Valuation Period                                    $ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period                                        $5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                               $1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)                0.000335

(5)  Annual Charge (one-day equivalent of 1.45% per annum)                                     0.000040

(6)  Net Investment Rate (4) - (5)                                                             0.000295

(7)  Net Investment Factor 1.000000 + (6)                                                      1.000295

(8)  Accumulation Unit Value -- Current Period (1) x (7)                                     $ 1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-        must be new payments to the Contract, including the initial payment,

- must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

-        will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments.

Total return data and hypothetical total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:


                 (n)
         P(1 + T)          =        ERV

         Where:   P        =        a hypothetical initial payment to the Variable Account of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        the ending redeemable value of the $1,000 payment at the end of the specified period



The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.45% on an annual basis. Rider charges have not been included, and performance would be lower if either or both Rider were elected. In Table 1A, performance information is based upon the inception dates of the Sub-Accounts. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:



    COMPLETE YEARS FROM DATE OF       SURRENDER CHARGE AS A PERCENTAGE OF
   PAYMENT TO DATE OF WITHDRAWAL       THE PURCHASE PAYMENTS WITHDRAWN*
   -----------------------------       ---------------------------------
            Less than 1                              8.5%
            Less than 2                              8.5%
            Less than 3                              8.5%
            Less than 4                              8.5%
            Less than 5                              7.5%
            Less than 6                              6.5%
            Less than 7                              5.5%
            Less than 8                              3.5%
            Less than 9                              1.5%
            Thereafter                                0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.


The calculations of Total Return in Table 1A reflect the deduction of the $35 annual Contract fee.

TABLE 2. In Table 1B, performance is based upon the inception dates of the Sub-Accounts. The calculation of Total Return in Table 1B reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Total Return in Table 2 does not include the deduction of the $35 annual Contract fee. Because the calculation of the Total Return information in Table 2 assumes that the investment is NOT withdrawn at the end of each period and does not include the annual Contract fee, it is referred to as "hypothetical" Total Return information.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNTS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                  10 YEARS
                                                    SUB-ACCOUNT     FOR YEAR                      (OR SINCE
                                                     INCEPTION       ENDED                        INCEPTION
                                                       DATE         12/31/01       5 YEARS         IF LESS)
                                                    -----------     --------       -------       ---------
Alger American Balanced Portfolio                     2/23/01          N/A           N/A         -10.05%
Alger American Leveraged AllCap Portfolio             2/23/01          N/A           N/A         -14.51%
Credit Suisse Trust Emerging Markets Portfolio        2/23/01          N/A           N/A         -15.24%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                             2/23/01          N/A           N/A         -27.70%
Dreyfus MidCap Stock Portfolio                        2/23/01          N/A           N/A          -6.72%
Dreyfus Socially Responsible Growth Portfolio         2/23/01          N/A           N/A         -22.95%
INVESCO VIF Utilities Fund                            5/1/01           N/A           N/A         -37.43%
Scudder 21st Century Growth Portfolio                 2/23/01          N/A           N/A         -19.82%
Scudder Capital Growth Portfolio                      2/23/01          N/A           N/A         -19.26%
Scudder Global Discovery Portfolio                    2/23/01          N/A           N/A         -24.89%
Scudder Growth and Income Portfolio                   2/23/01          N/A           N/A         -13.50%
Scudder Health Sciences Portfolio                     5/1/01           N/A           N/A          -2.50%
Scudder International Portfolio                       2/23/01          N/A           N/A         -30.10%
Scudder Aggressive Growth Portfolio                   2/23/01          N/A           N/A         -23.96%
Scudder Blue Chip Portfolio                           2/23/01          N/A           N/A         -17.41%
Scudder Contrarian Value Portfolio                    2/23/01          N/A           N/A          -5.20%
Scudder Global Blue Chip Portfolio                    2/23/01          N/A           N/A         -18.20%
Scudder Government Securities Portfolio               2/23/01          N/A           N/A          -3.37%
Scudder Growth Portfolio                              2/23/01          N/A           N/A         -19.47%
Scudder High Yield Portfolio                          2/23/01          N/A           N/A         -11.62%
Scudder International Select Equity Portfolio         2/23/01          N/A           N/A         -23.47%
Scudder Investment Grade Bond Portfolio               2/23/01          N/A           N/A          -4.99%
Scudder Money Market Portfolio                        2/23/01          N/A           N/A          -6.08%
Scudder New Europe Portfolio                          2/23/01          N/A           N/A         -29.29%
Scudder Small Cap Growth Portfolio                    2/23/01          N/A           N/A         -26.29%
Scudder Strategic Income Portfolio                    2/23/01.         N/A           N/A          -5.11%
Scudder Technology Growth Portfolio                   2/23/01          N/A           N/A         -28.81%
Scudder Total Return Portfolio                        2/23/01          N/A           N/A         -11.43%
SVS Davis Venture Value Portfolio                     5/1/01           N/A           N/A         -13.11%
SVS Dreman Financial Services Portfolio               2/23/01          N/A           N/A          -6.94%
SVS Dreman High Return Portfolio                      2/23/01          N/A           N/A          -8.09%
SVS Dreman Small Cap Value Portfolio                  2/23/01          N/A           N/A           5.00%
SVS Eagle Focused Large Cap Growth Portfolio          2/23/01          N/A           N/A         -17.22%
SVS Focus Value+Growth Portfolio                      2/23/01          N/A           N/A         -18.66%
SVS Index 500
Portfolio                                             2/23/01          N/A           N/A         -15.12%
SVS INVESCO Dynamic Growth Portfolio                  5/1/01           N/A           N/A         -19.40%
SVS Janus Growth And Income Portfolio                 2/23/01          N/A           N/A         -15.00%
SVS Janus Growth Opportunities Portfolio              2/23/01          N/A           N/A         -23.68%
SVS MFS Strategic Value Portfolio                      N/A*            N/A           N/A           N/A
SVS Oak Strategic Equity Portfolio                    5/1/01           N/A           N/A         -30.44%
SVS Turner Mid Cap Growth Portfolio                   5/1/01           N/A           N/A         -19.17%



*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)



                                                                                                10 YEARS
                                                    SUB-ACCOUNT     FOR YEAR                    (OR SINCE
                                                     INCEPTION       ENDED                      INCEPTION
                                                       DATE         12/31/01       5 YEARS      IF LESS)
                                                    -----------     --------       -------     ---------
Alger American Balanced Portfolio                        2/23/01         N/A        N/A         -2.58%
Alger American Leveraged AllCap Portfolio                2/23/01         N/A        N/A         -7.48%
Credit Suisse Trust Emerging Markets Portfolio           2/23/01         N/A        N/A        -15.22%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                                2/23/01         N/A        N/A        -21.84%
Dreyfus MidCap Stock Portfolio                           2/23/01         N/A        N/A          0.91%
Dreyfus Socially Responsible Growth Portfolio            2/23/01         N/A        N/A        -16.70%
INVESCO VIF Utilities Fund                               5/1/01          N/A        N/A        -32.34%
Scudder 21st Century Growth Portfolio                    2/23/01         N/A        N/A        -13.46%
Scudder Capital Growth Portfolio                         2/23/01         N/A        N/A        -12.68%
Scudder Global Discovery Portfolio                       2/23/01         N/A        N/A        -18.76%
Scudder Growth and Income Portfolio                      2/23/01         N/A        N/A         -6.45%
Scudder Health Sciences Portfolio                        5/1/01          N/A        N/A          5.47%
Scudder International Portfolio                          2/23/01         N/A        N/A        -24.40%
Scudder Aggressive Growth Portfolio                      2/23/01         N/A        N/A        -17.97%
Scudder Blue Chip Portfolio                              2/23/01         N/A        N/A        -10.60%
Scudder Contrarian Value Portfolio                       2/23/01         N/A        N/A          2.52%
Scudder Global Blue Chip Portfolio                       2/23/01         N/A        N/A        -11.53%
Scudder Government Securities Portfolio                  2/23/01         N/A        N/A          4.59%
Scudder Growth Portfolio                                 2/23/01         N/A        N/A        -12.91%
Scudder High Yield Portfolio                             2/23/01         N/A        N/A         -4.42%
Scudder International Select Equity Portfolio            2/23/01         N/A        N/A        -17.25%
Scudder Investment Grade Bond Portfolio                  2/23/01         N/A        N/A          2.85%
Scudder Money Market Portfolio                           2/23/01         N/A        N/A          1.60%
Scudder New Europe Portfolio                             2/23/01         N/A        N/A        -23.56%
Scudder Small Cap Growth Portfolio                       2/23/01         N/A        N/A        -20.27%
Scudder Strategic Income Portfolio                       2/23/01         N/A        N/A          2.59%
Scudder Technology Growth Portfolio                      2/23/01         N/A        N/A        -22.88%
Scudder Total Return Portfolio                           2/23/01         N/A        N/A         -4.10%
SVS Davis Venture Value Portfolio                        5/1/01          N/A        N/A         -5.92%
SVS Dreman Financial Services Portfolio                  2/23/01         N/A        N/A          0.71%
SVS Dreman High Return Portfolio                         2/23/01         N/A        N/A         -0.31%
SVS Dreman Small Cap Value Portfolio                     2/23/01         N/A        N/A         13.56%
SVS Eagle Focused Large Cap Growth Portfolio             2/23/01         N/A        N/A        -10.45%
SVS Focus Value+ Growth Portfolio                        2/23/01         N/A        N/A        -12.00%
SVS Index 500 Portfolio                                  2/23/01         N/A        N/A         -8.06%
SVS INVESCO Dynamic Growth Portfolio                     5/1/01          N/A        N/A        -12.87%
SVS Janus Growth And Income Portfolio                    2/23/01         N/A        N/A         -8.01%
SVS Janus Growth Opportunities Portfolio                 2/23/01         N/A        N/A        -17.42%
SVS MFS Strategic Value Portfolio                         N/A*.          N/A        N/A          N/A
SVS Oak Strategic Equity Portfolio                       5/1/01          N/A        N/A        -24.76%
SVS Turner Mid Cap Growth Portfolio                      5/1/01          N/A        N/A        -12.57%


*This is a new Sub-Account so no historical figures are available.

HYPOTHETICAL TOTAL RETURN INFORMATION IN TABLE 2A AND TABLE 2B

The Hypothetical Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. In both Table 2A and Table 2B, the specified period is based on the inception dates of the Underlying Portfolios. Because the calculations in Table 2A and Table 2B are based on the inception dates of the Underlying Portfolios, and in Table 2B assume that the investment is NOT withdrawn at the end of each period and do not include the annual Contract fee, the performance information in Table 2A and Table 2B is referred to as "Hypothetical" Total Return information.

The quotations of Hypothetical Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:


                 (n)
         P(1 + T)          =        EV

     Where:       P        =        a hypothetical initial payment to the Variable Account of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  EV       =        the ending value of the $1,000 payment at the end of the specified period

TABLE 2A. In Table 2A, the calculation of Hypothetical Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.45% on an annual basis. Rider charges have not been included, and performance would be lower if either or both Rider were elected. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation.

The calculations of Hypothetical Total Return in Table 3 reflect the deduction of the $35 annual Contract fee.

TABLE 2B. The calculation of Hypothetical Total Return in Table 2B reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Hypothetical Total Return in Table 2B does not include the deduction of the $35 annual Contract fee.

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNTS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO (1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)




                                                     UNDERLYING                                 10 YEARS
                                                     PORTFOLIO      FOR YEAR                    (OR SINCE
                                                     INCEPTION       ENDED                      INCEPTION
                                                       DATE         12/31/01       5 YEARS      IF LESS)
                                                    -----------     --------       -------     ---------
Alger American Balanced Portfolio                     9/5/89         -10.76%       11.52%        10.33%
Alger American Leveraged AllCap Portfolio             1/25/95        -23.45%       13.67%        20.73%
Credit Suisse Trust Emerging Markets Portfolio       12/31/97        -10.98%         N/A         -5.85%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                             9/30/96        -34.95%       -0.22%        -0.57%
Dreyfus MidCap Stock Portfolio                        5/1/98         -11.87%         N/A         -0.29%
Dreyfus Socially Responsible Growth Portfolio         10/7/93        -29.42%        5.50%        10.80%
INVESCO VIF Utilities Fund                            1/3/95         -38.41%        0.72%         2.96%
Scudder 21st Century Growth Portfolio                 5/3/99         -29.81%         N/A         -2.48%
Scudder Capital Growth Portfolio                      7/16/85        -26.52%        7.72%         9.78%
Scudder Global Discovery Portfolio                    5/1/96         -31.31%        6.39%         6.60%
Scudder Growth and Income Portfolio                   5/2/94         -19.18%        2.22%         8.73%
Scudder Health Sciences Portfolio                     5/1/01           N/A           N/A         -2.50%
Scudder International Portfolio                       5/1/87         -37.00%       -1.31%         4.62%
Scudder Aggressive Growth Portfolio                   5/3/99         -28.53%         N/A         -2.82%
Scudder Blue Chip Portfolio                           5/1/97         -23.36%         N/A          1.53%
Scudder Contrarian Value Portfolio                    5/1/96          -7.16%        7.82%         9.99%
Scudder Global Blue Chip Portfolio                    5/5/98         -22.98%         N/A         -3.23%
Scudder Government Securities Portfolio               9/3/87          -2.13%        4.09%         4.87%
Scudder Growth Portfolio                              12/9/83        -29.25%        0.84%         6.68%
Scudder High Yield Portfolio                          4/6/82          -6.48%       -1.27%         5.61%
Scudder International Select Equity Portfolio         1/6/92         -31.13%       -1.80%         4.26%
Scudder Investment Grade Bond Portfolio               5/1/96          -3.75%        3.10%         3.35%
Scudder Money Market Portfolio                        4/6/82          -5.45%        6.44%         5.28%
Scudder New Europe Portfolio                          5/5/98         -36.06%         N/A        -13.07%
Scudder Small Cap Growth Portfolio                    5/2/94         -35.15%        3.46%         9.91%
Scudder Strategic Income Portfolio                    5/1/97          -4.08%         N/A          0.21%
Scudder Technology Growth Portfolio                   5/3/99         -38.52%         N/A         -6.53%
Scudder Total Return Portfolio                        4/6/82         -14.53%        4.87%         6.58%
SVS Davis Venture Value Portfolio                     5/1/01           N/A           N/A        -13.11%
SVS Dreman Financial Services Portfolio               5/4/98         -13.35%         N/A         -0.53%
SVS Dreman High Return Portfolio                      5/4/98          -7.61%         N/A          1.50%
SVS Dreman Small Cap Value Portfolio                  5/1/96           7.40%        3.45%         3.35%
SVS Eagle Focused Large Cap Growth Portfolio         10/29/99        -24.35%         N/A         -6.33%
SVS Focus Value+Growth Portfolio                      5/1/96         -21.99%        4.83%         6.86%
SVS Index 500
Portfolio                                             9/1/99         -19.99%         N/A         -10.52%
SVS INVESCO Dynamic Growth Portfolio                  5/1/01           N/A           N/A         -19.40%
SVS Janus Growth And Income Portfolio                10/29/99        -20.14%         N/A          -8.84%
SVS Janus Growth Opportunities Portfolio             10/29/99        -30.52%         N/A         -14.97%
SVS MFS Strategic Value Portfolio                       N/A            N/A           N/A           N/A
SVS Oak Strategic Equity Portfolio                    5/1/01           N/A           N/A         -30.44%
SVS Turner Mid Cap Growth Portfolio                   5/1/01           N/A           N/A         -19.17%



(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO (1)
           (ASSUMING NO WITHDRAWAL OF INVESTMENT AND NO CONTRACT FEES)




                                                       UNDERLYING                             10 YEARS
                                                       PORTFOLIO      FOR YEAR                (OR SINCE
                                                       INCEPTION       ENDED                  INCEPTION
                                                         DATE         12/31/01    5 YEARS     IF LESS)
                                                      -----------     --------    -------     ---------
Alger American Balanced Portfolio                        9/5/89         -3.35%    12.55%       10.40%
Alger American Leveraged AllCap Portfolio                1/25/95       -17.15%    14.61%       21.03%
Credit Suisse Trust Emerging Markets Portfolio          12/31/97       -10.97%      N/A        -3.27%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                                9/30/96       -29.67%     1.21%        0.62%
Dreyfus MidCap Stock Portfolio                           5/1/98         -4.65%      N/A         1.94%
Dreyfus Socially Responsible Growth Portfolio            10/7/93       -23.70%     6.73%       10.93%
INVESCO VIF Utilities Fund                               1/3/95        -33.40%     4.07%        5.56%
Scudder 21st Century Growth Portfolio                    5/3/99        -24.38%      N/A         0.45%
Scudder Capital Growth Portfolio                         7/16/85       -20.54%     8.86%        9.83%
Scudder Global Discovery Portfolio                       5/1/96        -25.69%     7.60%        7.50%
Scudder Growth and Income Portfolio                      5/2/94        -12.59%     3.63%        9.04%
Scudder Health Sciences Portfolio                        5/1/01          N/A        N/A         5.47%
Scudder International Portfolio                          5/1/87        -31.86%     0.11%        4.68%
Scudder Aggressive Growth Portfolio                      5/3/99        -22.90%      N/A         0.03%
Scudder Blue Chip Portfolio                              5/1/97        -17.03%      N/A         3.11%
Scudder Contrarian Value Portfolio                       5/1/96          0.39%     8.97%       10.77%
Scudder Global Blue Chip Portfolio                       5/5/98        -16.70%      N/A        -1.08%
Scudder Government Securities Portfolio                  9/3/87          5.93%     5.43%        4.96%
Scudder Growth Portfolio                                 12/9/83       -23.47%     2.29%        6.74%
Scudder High Yield Portfolio                             4/6/82          1.14%     0.17%        5.67%
Scudder International Select Equity Portfolio            1/6/92        -25.52%    -0.38%       4.32%
Scudder Investment Grade Bond Portfolio                  5/1/96          4.18%     4.49%        4.42%
Scudder Money Market Portfolio                           4/6/82          2.28%     7.67%        5.36%
Scudder New Europe Portfolio                             5/5/98        -30.88%      N/A       -11.14%
Scudder Small Cap Growth Portfolio                       5/2/94        -29.85%     4.80%       10.20%
Scudder Strategic Income Portfolio                       5/1/97          3.71%      N/A         1.76%
Scudder Technology Growth Portfolio                      5/3/99        -33.37%      N/A        -3.61%
Scudder Total Return Portfolio                           4/6/82         -7.45%     6.17%        6.66%
SVS Davis Venture Value Portfolio                        5/1/01          N/A        N/A        -5.92%
SVS Dreman Financial Services Portfolio                  5/4/98         -6.23%      N/A         1.72%
SVS Dreman High Return Portfolio                         5/4/98          0.21%       N/A        3.90%
SVS Dreman Small Cap Value Portfolio                     5/1/96         15.98%     4.82%        4.40%
SVS Eagle Focused Large Cap Growth Portfolio            10/29/99       -18.16%      N/A        -2.81%
SVS Focus Value+Growth Portfolio                         5/1/96        -15.60%     6.11%        7.75%
SVS Index 500
Portfolio                                                9/1/99        -13.32%      N/A        -7.25%
SVS INVESCO Dynamic Growth Portfolio                     5/1/01          N/A        N/A       -12.87%
SVS Janus Growth And Income Portfolio                   10/29/99       -13.56%      N/A        -5.36%
SVS Janus Growth Opportunities Portfolio                10/29/99       -24.81%      N/A       -11.74%
SVS MFS Strategic Value Portfolio                          N/A           N/A        N/A          N/A
SVS Oak Strategic Equity Portfolio                       5/1/01          N/A        N/A       -24.76%
SVS Turner Mid Cap Growth Portfolio                      5/1/01          N/A        N/A       -12.57%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


YIELD AND EFFECTIVE YIELD - THE SCUDDER MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Scudder Money Market Sub-Account for the seven-day period ended December 31, 2001:



                  Yield                              0.15%
                  Effective Yield                    0.15%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Scudder Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365/7)
         Effective Yield = [(base period return + 1)         ] - 1

The calculations of yield and effective yield reflect the $35 Contract fee.

                            TAX-DEFERRED ACCUMULATION

                                  CONVENTIONAL
                                  SAVINGS PLAN

                                  NON-QUALIFIED
                                 ANNUITY CONTRACT

                                      AFTER-TAX CONTRIBUTIONS AND
                                         TAX-DEFERRED EARNINGS


                                                       TAXABLE LUMP SUM          AFTER-TAX CONTRIBUTIONS
                               NO WITHDRAWALS            SUM WITHDRAWAL          AND TAXABLE EARNINGS
                               --------------          ----------------          -----------------------
            Years 10              $107,946                   $86,448                    $81,693
            Years 20               233,048                   165,137                    133,476
            Years 30               503,133                   335,021                    218,082


This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "FEDERAL TAX CONSIDERATIONS" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.30% for mortality and expense risk; 0.15% administration charges; 8.5% maximum surrender charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account KG.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account KG of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT KG

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                                                  ALGER
                                                                               ALGER             AMERICAN
                                                                              AMERICAN          LEVERAGED
                                                                              BALANCED            ALLCAP
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $  55,067,090     $  33,036,008
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                                     -                 -
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                              55,067,090        33,036,008

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  55,067,090     $  33,036,008
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                    $ 54,510,201     $  32,723,572
  Scudder Gateway Incentive                                                       193,928            51,536
  Scudder Gateway Incentive with Optional Rider                                   362,961           259,050
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                           -             1,850
                                                                           ---------------   ---------------
                                                                             $ 55,067,090     $  33,036,008
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         55,573,942        44,503,581
  Net asset value per unit, December 31, 2001                                $   0.980859     $    0.735302

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                            199,064            57,704
  Net asset value per unit, December 31, 2001                                $   0.974201     $    0.925174

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                            373,381           280,595
  Net asset value per unit, December 31, 2001                                $   0.972092     $    0.923216


                                                                                                  CREDIT
                                                                                CREDIT            SUISSE
                                                                                SUISSE            GLOBAL
                                                                               EMERGING        POST-VENTURE
                                                                               MARKETS           CAPITAL
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                    2,183,356         2,090,560
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                                     -                 -
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                               2,183,356         2,090,560

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $   2,183,356     $   2,090,560
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $   2,175,584     $   2,087,437
  Scudder Gateway Incentive                                                             -                 -
  Scudder Gateway Incentive with Optional Rider                                     4,384                 -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,388             3,123
                                                                           ---------------   ---------------
                                                                            $   2,183,356     $   2,090,560
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                          3,263,900         3,934,055
  Net asset value per unit, December 31, 2001                               $    0.666560     $    0.530607

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                              2,000             2,000
  Net asset value per unit, December 31, 2001                               $    0.847751     $    0.781644

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                              7,183             2,000
  Net asset value per unit, December 31, 2001                               $    0.845895     $    0.779933


                                                                                                 DREYFUS
                                                                                                SOCIALLY
                                                                                DREYFUS        RESPONSIBLE
                                                                             MIDCAP STOCK        GROWTH
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                          39,175,872                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -         9,319,776
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                                     -                 -
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                              39,175,872         9,319,776

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  39,175,872     $   9,319,776
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  38,949,955     $   9,311,504
  Scudder Gateway Incentive                                                        39,319                 -
  Scudder Gateway Incentive with Optional Rider                                   184,580             4,944
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       2,018             3,328
                                                                           ---------------   ---------------
                                                                            $  39,175,872     $   9,319,776
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         35,401,456        11,817,514
  Net asset value per unit, December 31, 2001                               $    1.100236     $    0.787941

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             40,963             2,000
  Net asset value per unit, December 31, 2001                               $    1.009118     $    0.832960

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                            183,309             7,948
  Net asset value per unit, December 31, 2001                               $    1.006936     $    0.831167


                                                                              INVESCO
                                                                                 VIF           JANUS ASPEN
                                                                              UTILITIES          GROWTH
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                 1,944,744                 -
Investments in shares of Janus Aspen Series                                             -         1,085,879
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                                     -                 -
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                               1,944,744         1,085,879

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $   1,944,744     $   1,085,879
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $   1,928,454     $   1,085,879
  Scudder Gateway Incentive                                                        13,586                 -
  Scudder Gateway Incentive with Optional Rider                                         -                 -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       2,704                 -
                                                                           ---------------   ---------------
                                                                            $   1,944,744     $   1,085,879
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                          2,848,958         1,373,169
  Net asset value per unit, December 31, 2001                               $    0.676898     $    0.790783

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             22,081                 -
  Net asset value per unit, December 31, 2001                               $    0.676562     $           -

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                              2,000                 -
  Net asset value per unit, December 31, 2001                               $    0.675355     $           -


                                                                                                 SCUDDER
                                                                                                   21ST
                                                                             JANUS ASPEN         CENTURY
                                                                              GROWTH AND          GROWTH
                                                                                INCOME           CLASS A
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                     1,215,176                 -
Investments in shares of Scudder Variable Series I                                      -         6,435,963
Investments in shares of Scudder Variable Series II                                     -                 -
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                               1,215,176         6,435,963

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $   1,215,176     $   6,435,963
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $   1,215,176     $   6,407,246
  Scudder Gateway Incentive                                                             -             4,576
  Scudder Gateway Incentive with Optional Rider                                         -            20,683
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                           -             3,458
                                                                           ---------------   ---------------
                                                                            $   1,215,176     $   6,435,963
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                          1,136,546        10,771,995
  Net asset value per unit, December 31, 2001                               $    1.069183     $    0.594806

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                                  -             7,288
  Net asset value per unit, December 31, 2001                               $           -     $    0.865372

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                                  -            25,952
  Net asset value per unit, December 31, 2001                               $           -     $    0.863520


                                                                               SCUDDER           SCUDDER
                                                                               CAPITAL           GLOBAL
                                                                               GROWTH           DISCOVERY
                                                                               CLASS A           CLASS A
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                             42,991,474        40,759,023
Investments in shares of Scudder Variable Series II                                     -                 -
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -             1,802
                                                                           ---------------   ---------------
    Total  assets                                                              42,991,474        40,760,825

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    45                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  42,991,429     $  40,760,825
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  42,890,208     $  40,652,526
  Scudder Gateway Incentive                                                        31,180            28,292
  Scudder Gateway Incentive with Optional Rider                                    66,552            76,761
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,489             3,246
                                                                           ---------------   ---------------
                                                                            $  42,991,429     $  40,760,825
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         43,019,093        37,471,323
  Net asset value per unit, December 31, 2001                               $    0.997004     $    1.084897

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             37,708            36,824
  Net asset value per unit, December 31, 2001                               $    0.873192     $    0.812440

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                             78,384            96,686
  Net asset value per unit, December 31, 2001                               $    0.871292     $    0.810683


                                                                               SCUDDER          SCUDDER
                                                                              GROWTH AND         HEALTH
                                                                               INCOME           SCIENCES
                                                                               CLASS A          CLASS A
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                             36,918,903        10,198,736
Investments in shares of Scudder Variable Series II                                     -                 -
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                              36,918,903        10,198,736

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  36,918,903     $  10,198,736
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  36,697,292      $  9,904,287
  Scudder Gateway Incentive                                                        18,498            52,975
  Scudder Gateway Incentive with Optional Rider                                   201,242           237,259
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       1,871             4,215
                                                                           ---------------   ---------------
                                                                            $  36,918,903     $  10,198,736
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         44,293,171         9,387,950
  Net asset value per unit, December 31, 2001                               $    0.828509     $    1.055000

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             21,774            52,225
  Net asset value per unit, December 31, 2001                               $    0.935484     $    1.054742

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                            215,576           227,341
  Net asset value per unit, December 31, 2001                               $    0.933510     $    1.052889


                                                                               SCUDDER            SCUDDER
                                                                            INTERNATIONAL       AGGRESSIVE
                                                                               CLASS A          GROWTH (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                             30,649,243                 -
Investments in shares of Scudder Variable Series II                                     -        27,565,145
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                              30,649,243        27,565,145

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                14
                                                                           ---------------   ---------------
    Net assets                                                              $  30,649,243     $  27,565,131
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  30,569,144     $  27,433,201
  Scudder Gateway Incentive                                                        47,046            52,558
  Scudder Gateway Incentive with Optional Rider                                    30,032            76,094
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,021             3,278
                                                                           ---------------   ---------------
                                                                            $  30,649,243     $  27,565,131
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         38,684,296        27,382,598
  Net asset value per unit, December 31, 2001                               $    0.790221     $    1.001848

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             64,233            66,073
  Net asset value per unit, December 31, 2001                               $    0.755965     $    0.820294

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                             41,815            94,963
  Net asset value per unit, December 31, 2001                               $    0.754296     $    0.818539


                                                                               SCUDDER            SCUDDER
                                                                                 BLUE           CONTRARIAN
                                                                               CHIP (a)          VALUE (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                           125,744,428       112,591,601
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                             125,744,428       112,591,601

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $ 125,744,428     $ 112,591,601
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $ 125,302,128     $ 112,463,472
  Scudder Gateway Incentive                                                       174,933            41,386
  Scudder Gateway Incentive with Optional Rider                                   267,367            82,647
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                           -             4,096
                                                                           ---------------   ---------------
                                                                            $ 125,744,428     $ 112,591,601
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                        108,415,635        70,515,540
  Net asset value per unit, December 31, 2001                               $    1.155757     $    1.594875

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                            195,665            42,369
  Net asset value per unit, December 31, 2001                               $    0.894042     $    1.025181

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                            299,708            82,791
  Net asset value per unit, December 31, 2001                               $    0.892093     $    1.022969

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2001

                                                                               SCUDDER            SCUDDER
                                                                                GLOBAL          GOVERNMENT
                                                                            BLUE CHIP (a)     SECURITIES (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                            17,913,558       104,807,916
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                16
                                                                            -------------     -------------
    Total  assets                                                              17,913,558       104,807,932

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                    27                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  17,913,531     $ 104,807,932
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  17,820,317     $ 104,469,346
  Scudder Gateway Incentive                                                        77,161           286,539
  Scudder Gateway Incentive with Optional Rider                                    12,519            49,960
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,534             2,087
                                                                           ---------------   ---------------
                                                                            $  17,913,531     $ 104,807,932
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         18,168,220        80,609,374
  Net asset value per unit, December 31, 2001                               $    0.980851     $    1.295995

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             89,219           273,973
  Net asset value per unit, December 31, 2001                               $    0.884673     $    1.045866

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                             16,181            49,871
  Net asset value per unit, December 31, 2001                               $    0.882739     $    1.043636


                                                                                                 SCUDDER
                                                                               SCUDDER            HIGH
                                                                              GROWTH (a)        YIELD (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                            97,252,071       124,091,248
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -             4,731
                                                                           ---------------   ---------------
    Total  assets                                                              97,252,071       124,095,979

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  97,252,071     $ 124,095,979
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  97,173,397     $ 123,947,057
  Scudder Gateway Incentive                                                        23,019            18,579
  Scudder Gateway Incentive with Optional Rider                                    52,175           128,431
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,480             1,912
                                                                           ---------------   ---------------
                                                                            $  97,252,071     $ 124,095,979
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         86,983,849       120,205,073
  Net asset value per unit, December 31, 2001                               $    1.117143     $    1.031130

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             28,430            21,438
  Net asset value per unit, December 31, 2001                               $    0.870945     $    0.955809

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                             62,035           134,660
  Net asset value per unit, December 31, 2001                               $    0.869080     $    0.953744


                                                                               SCUDDER           SCUDDER
                                                                            INTERNATIONAL       INVESTMENT
                                                                             RESEARCH (a)     GRADE BOND (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                            40,803,925        62,070,598
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                 4,153                36
                                                                           ---------------   ---------------
    Total  assets                                                              40,808,078        62,070,634

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  40,808,078     $  62,070,634
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  40,744,803     $  61,822,623
  Scudder Gateway Incentive                                                        18,326           149,982
  Scudder Gateway Incentive with Optional Rider                                    41,643            95,976
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,306             2,053
                                                                           ---------------   ---------------
                                                                            $  40,808,078     $  62,070,634
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         40,663,395        49,366,908
  Net asset value per unit, December 31, 2001                               $    1.002002     $    1.252309

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             24,145           145,827
  Net asset value per unit, December 31, 2001                               $    0.827539     $    1.028493

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                             52,431            95,518
  Net asset value per unit, December 31, 2001                               $    0.825716     $    1.026287


                                                                               SCUDDER           SCUDDER
                                                                                MONEY              NEW
                                                                              MARKET (a)        EUROPE (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                           220,779,537         5,993,661
Investment income receivable                                                      122,358                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                             220,901,895         5,993,661

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $ 220,901,895     $   5,993,661
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $ 219,316,269     $   5,964,413
  Scudder Gateway Incentive                                                       103,472               884
  Scudder Gateway Incentive with Optional Rider                                 1,482,154            25,309
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                           -             3,055
                                                                           ---------------   ---------------
                                                                            $ 220,901,895     $   5,993,661
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                        183,583,873         9,172,494
  Net asset value per unit, December 31, 2001                               $    1.194638     $    0.650250

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                            101,842             3,157
  Net asset value per unit, December 31, 2001                               $    1.016008     $    0.764404

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                          1,462,008            35,181
  Net asset value per unit, December 31, 2001                               $    1.013780     $    0.762774


                                                                               SCUDDER           SCUDDER
                                                                                SMALL             SMALL
                                                                            CAP GROWTH (a)    CAP VALUE (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                            62,882,840        63,528,094
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                 1,145                 -
                                                                           ---------------   ---------------
    Total  assets                                                              62,883,985        63,528,094

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  62,883,985     $  63,528,094
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  62,799,172     $  63,388,925
  Scudder Gateway Incentive                                                        48,167            35,343
  Scudder Gateway Incentive with Optional Rider                                    33,460           101,555
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,186             2,271
                                                                           ---------------   ---------------
                                                                            $  62,883,985     $  63,528,094
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         50,132,016        48,920,832
  Net asset value per unit, December 31, 2001                               $    1.252676     $    1.295745

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             62,417            33,122
  Net asset value per unit, December 31, 2001                               $    0.797254     $    1.135626

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                             44,060            89,621
  Net asset value per unit, December 31, 2001                               $    0.795536     $    1.133166


                                                                               SCUDDER            SCUDDER
                                                                              STRATEGIC         TECHNOLOGY
                                                                              INCOME (a)        GROWTH (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                             7,733,648        83,939,192
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                               7,733,648        83,939,192

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                52
                                                                           ---------------   ---------------
    Net assets                                                              $   7,733,648     $  83,939,140
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $   7,695,154     $  83,548,185
  Scudder Gateway Incentive                                                        33,115           142,377
  Scudder Gateway Incentive with Optional Rider                                     1,280           248,578
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       4,099                 -
                                                                           ---------------   ---------------
                                                                            $   7,733,648     $  83,939,140
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                          7,082,465        92,060,566
  Net asset value per unit, December 31, 2001                               $    1.086508     $    0.907535

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             34,279           184,617
  Net asset value per unit, December 31, 2001                               $    1.025913     $    0.771201

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                              3,250           323,059
  Net asset value per unit, December 31, 2001                               $    1.023705     $    0.769450


                                                                                                   SVS
                                                                                SCUDDER          DREMAN
                                                                                 TOTAL          FINANCIAL
                                                                              RETURN (a)       SERVICES (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                           265,030,138        36,112,252
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -             4,797
                                                                           ---------------   ---------------
    Total  assets                                                             265,030,138        36,117,049

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                 9,371                 -
                                                                           ---------------   ---------------
    Net assets                                                              $ 265,020,767     $  36,117,049
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $ 264,135,881     $  35,844,867
  Scudder Gateway Incentive                                                       145,893            37,055
  Scudder Gateway Incentive with Optional Rider                                   738,993           233,113
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                           -             2,014
                                                                           ---------------   ---------------
                                                                            $ 265,020,767     $  36,117,049
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                        198,613,926        33,628,419
  Net asset value per unit, December 31, 2001                               $    1.329896     $    1.065910

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                            152,127            38,794
  Net asset value per unit, December 31, 2001                               $    0.959020     $    1.007081

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                            772,210           231,978
  Net asset value per unit, December 31, 2001                               $    0.956985     $    1.004891


                                                                                 SVS
                                                                                DREMAN            SVS
                                                                              HIGH RETURN       DYNAMIC
                                                                              EQUITY (a)         GROWTH
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                           136,001,940         2,356,209
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                 4,870                 -
                                                                           ---------------   ---------------
    Total  assets                                                             136,006,810         2,356,209

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $ 136,006,810     $   2,356,209
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $ 134,538,653     $   2,328,638
  Scudder Gateway Incentive                                                       326,993            16,848
  Scudder Gateway Incentive with Optional Rider                                 1,141,164             7,240
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                           -             3,483
                                                                           ---------------   ---------------
                                                                            $ 136,006,810     $   2,356,209
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                        116,790,573         2,671,287
  Net asset value per unit, December 31, 2001                               $    1.151965     $    0.871729

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                            328,012            21,336
  Net asset value per unit, December 31, 2001                               $    0.996893     $    0.871344

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                          1,147,156            10,324
  Net asset value per unit, December 31, 2001                               $    0.994777     $    0.869828

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2001

                                                                                SVS               SVS
                                                                               FOCUS            FOCUSED
                                                                               VALUE+          LARGE CAP
                                                                             GROWTH (a)        GROWTH (a)
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                            78,656,840        19,530,146
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                              78,656,840        19,530,146

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                13,501                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  78,643,339     $  19,530,146
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  78,603,436     $  19,415,994
  Scudder Gateway Incentive                                                        29,758            74,822
  Scudder Gateway Incentive with Optional Rider                                     6,629            35,752
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,516             3,578
                                                                           ---------------   ---------------
                                                                            $  78,643,339     $  19,530,146
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         59,455,856        20,635,599
  Net asset value per unit, December 31, 2001                               $    1.322047     $    0.940898

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             35,815            85,552
  Net asset value per unit, December 31, 2001                               $    0.880011     $    0.895509

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                              9,549            42,011
  Net asset value per unit, December 31, 2001                               $    0.878102     $    0.893562


                                                                                 SVS
                                                                                GROWTH              SVS
                                                                                  AND             GROWTH
                                                                              INCOME (a)     OPPORTUNITIES (a)
                                                                           ---------------   -----------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $             -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                   -
Investment in shares of Dreyfus Investment Portfolios                                   -                   -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                   -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                   -
Investments in shares of Janus Aspen Series                                             -                   -
Investments in shares of Scudder Variable Series I                                      -                   -
Investments in shares of Scudder Variable Series II                            66,872,538          63,940,784
Investment income receivable                                                            -                   -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                   309                 417
                                                                           ---------------   -----------------
    Total  assets                                                              66,872,847          63,941,201

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                   -
                                                                           ---------------   -----------------
    Net assets                                                              $  66,872,847     $    63,941,201
                                                                           ===============   =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  66,013,120     $    63,763,604
  Scudder Gateway Incentive                                                       145,978              54,973
  Scudder Gateway Incentive with Optional Rider                                   713,749             120,972
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                           -               1,652
                                                                           ---------------   -----------------
                                                                            $  66,872,847     $    63,941,201
                                                                           ===============   =================

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         74,334,159          83,539,053
  Net asset value per unit, December 31, 2001                               $    0.888059     $      0.763279

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                            158,682              68,573
  Net asset value per unit, December 31, 2001                               $    0.919942     $      0.825766

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                            777,519             146,803
  Net asset value per unit, December 31, 2001                               $    0.917983     $      0.824043


                                                                                 SVS               SVS
                                                                                INDEX            MID-CAP
                                                                               500 (a)           GROWTH
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                            64,877,157         6,244,236
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                 4,742                 -
                                                                           ---------------   ---------------
    Total  assets                                                              64,881,899         6,244,236

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $  64,881,899     $   6,244,236
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $  64,000,891     $   5,989,927
  Scudder Gateway Incentive                                                       394,807            53,199
  Scudder Gateway Incentive with Optional Rider                                   486,201           199,361
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                           -             1,749
                                                                           ---------------   ---------------
                                                                            $  64,881,899     $   6,244,236
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                         76,215,127         6,847,894
  Net asset value per unit, December 31, 2001                               $    0.839740     $    0.874711

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                            429,397            62,848
  Net asset value per unit, December 31, 2001                               $    0.919446     $    0.874294

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                            529,934           228,398
  Net asset value per unit, December 31, 2001                               $    0.917475     $    0.872867


                                                                                 SVS               SVS
                                                                              STRATEGIC          VENTURE
                                                                               EQUITY             VALUE
                                                                           ---------------   ---------------
ASSETS:
Investments in shares of The Alger American Fund                            $           -     $           -
Investments in shares of Credit Suisse, Warburg Pincus Trust                            -                 -
Investment in shares of Dreyfus Investment Portfolios                                   -                 -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc.                                                                     -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc.                         -                 -
Investments in shares of Janus Aspen Series                                             -                 -
Investments in shares of Scudder Variable Series I                                      -                 -
Investments in shares of Scudder Variable Series II                             7,506,319        18,875,051
Investment income receivable                                                            -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Total  assets                                                               7,506,319        18,875,051

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                     -                 -
                                                                           ---------------   ---------------
    Net assets                                                              $   7,506,319     $  18,875,051
                                                                           ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Scudder Gateway Advisor, Gateway Elite and Gateway Plus                   $   7,367,065     $  18,175,892
  Scudder Gateway Incentive                                                        59,660           195,198
  Scudder Gateway Incentive with Optional Rider                                    76,587           503,961
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                       3,007                 -
                                                                           ---------------   ---------------
                                                                            $   7,506,319     $  18,875,051
                                                                           ===============   ===============

Scudder Gateway Advisor, Gateway Elite and Gateway Plus:
  Units outstanding, December 31, 2001                                          9,785,555        19,313,906
  Net asset value per unit, December 31, 2001                               $    0.752851     $    0.941078

Scudder Gateway Incentive :
  Units outstanding, December 31, 2001                                             81,291           207,490
  Net asset value per unit, December 31, 2001                               $    0.752417     $    0.940759

Scudder Gateway Incentive with Optional Rider:
  Units outstanding, December 31, 2001                                            103,957           536,617
  Net asset value per unit, December 31, 2001                               $    0.751163     $    0.939145

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                          CREDIT
                                                                                        ALGER            CREDIT           SUISSE
                                                                       ALGER           AMERICAN          SUISSE           GLOBAL
                                                                      AMERICAN        LEVERAGED         EMERGING       POST-VENTURE
                                                                      BALANCED          ALLCAP           MARKETS         CAPITAL
                                                                  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends                                                        $     550,006    $           -    $           -    $           -
                                                                  ---------------  ---------------  ---------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                        506,420          394,508           23,942           27,152
  Administrative expense fees                                             60,770           47,341            2,873            3,258
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                       567,190          441,849           26,815           30,410
                                                                  ---------------  ---------------  ---------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                          1,051              267               19               18
  Administrative expense fees                                                122               31                3                2
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                         1,173              298               22               20
                                                                  ---------------  ---------------  ---------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          1,708            1,717               32               18
  Administrative expense fees                                                526              528               10                6
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                         2,234            2,245               42               24
                                                                  ---------------  ---------------  ---------------  ---------------

           Total expenses                                                570,597          444,392           26,879           30,454
                                                                  ---------------  ---------------  ---------------  ---------------
    Net investment income (loss)                                         (20,591)        (444,392)         (26,879)         (30,454)
                                                                  ---------------  ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     669,452        1,112,078                -                -
  Net realized gain (loss) from sales of investments                    (152,548)      (2,323,786)        (271,093)      (1,357,352)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net realized gain (loss)                                             516,904       (1,211,708)        (271,093)      (1,357,352)
  Net unrealized gain (loss)                                          (1,730,628)      (4,574,177)         232,111          760,460
                                                                  ---------------  ---------------  ---------------  ---------------
    Net realized and unrealized gain (loss)                           (1,213,724)      (5,785,885)         (38,982)        (596,892)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations          $  (1,234,315)   $  (6,230,277)   $     (65,861)   $    (627,346)
                                                                  ===============  ===============  ===============  ===============


                                                                                      DREYFUS
                                                                                      SOCIALLY          INVESCO
                                                                      DREYFUS        RESPONSIBLE          VIF          JANUS ASPEN
                                                                    MIDCAP STOCK       GROWTH          UTILITIES         GROWTH
                                                                  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends                                                        $      64,788    $       6,276    $       9,680    $         908
                                                                  ---------------  ---------------  ---------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                        393,181          109,559            6,072           17,587
  Administrative expense fees                                             47,181           13,148              729            2,110
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                       440,362          122,707            6,801           19,697
                                                                  ---------------  ---------------  ---------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                            304               20               99                -
  Administrative expense fees                                                 36                2               11                -
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                           340               22              110                -
                                                                  ---------------  ---------------  ---------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          1,422               62               13                -
  Administrative expense fees                                                438               19                5                -
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                         1,860               81               18                -
                                                                  ---------------  ---------------  ---------------  ---------------

           Total expenses                                                442,562          122,810            6,929           19,697
                                                                  ---------------  ---------------  ---------------  ---------------
    Net investment income (loss)                                        (377,774)        (116,534)           2,751          (18,789)
                                                                  ---------------  ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                           -                -            8,722            2,730
  Net realized gain (loss) from sales of investments                    (213,795)        (333,810)          (4,310)        (182,617)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net realized gain (loss)                                            (213,795)        (333,810)           4,412         (179,887)
  Net unrealized gain (loss)                                            (612,259)      (1,933,773)        (146,967)        (243,787)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net realized and unrealized gain (loss)                             (826,054)      (2,267,583)        (142,555)        (423,674)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations          $  (1,203,828)   $  (2,384,117)   $    (139,804)   $    (442,463)
                                                                  ===============  ===============  ===============  ===============


                                                                                       SCUDDER
                                                                                         21ST           SCUDDER          SCUDDER
                                                                    JANUS ASPEN        CENTURY          CAPITAL          GLOBAL
                                                                    GROWTH AND         GROWTH           GROWTH          DISCOVERY
                                                                      INCOME           CLASS A          CLASS A          CLASS A
                                                                  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends                                                        $      19,813    $           -    $     194,576    $           -
                                                                  ---------------  ---------------  ---------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                         18,513           64,622          585,844          575,666
  Administrative expense fees                                              2,222            7,754           70,301           69,080
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                        20,735           72,376          656,145          644,746
                                                                  ---------------  ---------------  ---------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                              -               26              182              141
  Administrative expense fees                                                  -                3               22               16
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                             -               29              204              157
                                                                  ---------------  ---------------  ---------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                              -              109              421              471
  Administrative expense fees                                                  -               33              129              145
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                             -              142              550              616
                                                                  ---------------  ---------------  ---------------  ---------------

           Total expenses                                                 20,735           72,547          656,899          645,519
                                                                  ---------------  ---------------  ---------------  ---------------
    Net investment income (loss)                                            (922)         (72,547)        (462,323)        (645,519)
                                                                  ---------------  ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                           -                -        6,161,580          891,864
  Net realized gain (loss) from sales of investments                    (110,679)        (212,111)      (3,516,037)     (11,613,560)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net realized gain (loss)                                            (110,679)        (212,111)       2,645,543      (10,721,696)
  Net unrealized gain (loss)                                            (142,425)      (1,038,446)     (13,640,054)      (2,902,256)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net realized and unrealized gain (loss)                             (253,104)      (1,250,557)     (10,994,511)     (13,623,952)
                                                                  ---------------  ---------------  ---------------  ---------------

    Net increase (decrease) in net assets from operations          $    (254,026)   $  (1,323,104)   $ (11,456,834)   $ (14,269,471)
                                                                  ===============  ===============  ===============  ===============


                                                                      SCUDDER          SCUDDER
                                                                    GROWTH AND          HEALTH          SCUDDER          SCUDDER
                                                                      INCOME           SCIENCES      INTERNATIONAL     AGGRESSIVE
                                                                     CLASS A            CLASS A         CLASS A        GROWTH (a)
                                                                  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends                                                        $     423,995    $           -    $     227,125    $     329,326
                                                                  ---------------  ---------------  ---------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                        448,653           30,222          603,796          381,855
  Administrative expense fees                                             53,839            3,627           72,455           45,822
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                       502,492           33,849          676,251          427,677
                                                                  ---------------  ---------------  ---------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                            142              215              339              406
  Administrative expense fees                                                 16               25               39               47
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                           158              240              378              453
                                                                  ---------------  ---------------  ---------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          1,069              617              233              467
  Administrative expense fees                                                329              190               72              143
                                                                  ---------------  ---------------  ---------------  ---------------
    Total expenses                                                         1,398              807              305              610
                                                                  ---------------  ---------------  ---------------  ---------------

           Total expenses                                                504,048           34,896          676,934          428,740
                                                                  ---------------  ---------------  ---------------  ---------------
    Net investment income (loss)                                         (80,053)         (34,896)        (449,809)         (99,414)
                                                                  ---------------  ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     800,060                -       10,646,466                -
  Net realized gain (loss) from sales of investments                    (700,219)          (1,694)     (17,406,455)      (2,803,588)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net realized gain (loss)                                              99,841           (1,694)      (6,759,989)      (2,803,588)
  Net unrealized gain (loss)                                          (4,923,735)         313,561         (253,540)      (6,103,924)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net realized and unrealized gain (loss)                           (4,823,894)         311,867       (7,013,529)      (8,907,512)
                                                                  ---------------  ---------------  ---------------  ---------------
    Net increase (decrease) in net assets from operations          $  (4,903,947)   $     276,971    $  (7,463,338)   $  (9,006,926)
                                                                  ===============  ===============  ===============  ===============

* For the period  5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund merged. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                   SCUDDER            SCUDDER           SCUDDER          SCUDDER
                                                                     BLUE           CONTRARIAN          GLOBAL          GOVERNMENT
                                                                   CHIP (a)         VALUE (a)        BLUE CHIP (a)    SECURITIES (a)
                                                               ----------------  ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends                                                     $      603,728    $    1,946,827    $            -    $   3,141,985
                                                               ----------------  ----------------  ----------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                    1,637,187         1,380,647           224,994        1,062,698
  Administrative expense fees                                          196,462           165,677            26,999          127,524
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                   1,833,649         1,546,324           251,993        1,190,222
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                        1,181               207               636            1,830
  Administrative expense fees                                              136                24                73              211
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                       1,317               231               709            2,041
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        1,504               402                86            2,048
  Administrative expense fees                                              463               124                26              630
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                       1,967               526               112            2,678
                                                               ----------------  ----------------  ----------------  ---------------

           Total expenses                                            1,836,933         1,547,081           252,814        1,194,941
                                                               ----------------  ----------------  ----------------  ---------------
    Net investment income (loss)                                    (1,233,205)          399,746          (252,814)       1,947,044
                                                               ----------------  ----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                         -                 -           549,155                -
  Net realized gain (loss) from sales of investments                  (838,093)       (1,679,118)         (787,199)         941,358
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized gain (loss)                                          (838,093)       (1,679,118)         (238,044)         941,358
  Net unrealized gain (loss)                                       (23,400,602)        1,643,684        (2,943,495)       1,650,436
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized and unrealized gain (loss)                        (24,238,695)          (35,434)       (3,181,539)       2,591,794
                                                               ----------------  ----------------  ----------------  ---------------
    Net increase (decrease) in net assets from operations       $  (25,471,900)   $      364,312    $   (3,434,353)   $   4,538,838
                                                               ================  ================  ================  ===============


                                                                                      SCUDDER          SCUDDER            SCUDDER
                                                                    SCUDDER            HIGH         INTERNATIONAL       INVESTMENT
                                                                  GROWTH (a)         YIELD (a)       RESEARCH (a)     GRADE BOND (a)
                                                               ----------------  ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends                                                     $            -    $   14,709,408    $      400,822    $   2,800,657
                                                               ----------------  ----------------  ----------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                    1,378,135         1,439,955           626,261          717,486
  Administrative expense fees                                          165,376           172,795            75,151           86,098
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                   1,543,511         1,612,750           701,412          803,584
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                          156               182               201              985
  Administrative expense fees                                               17                21                23              114
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                         173               203               224            1,099
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          315               746               339              598
  Administrative expense fees                                               97               229               104              184
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                         412               975               443              782
                                                               ----------------  ----------------  ----------------  ---------------

           Total expenses                                            1,544,096         1,613,928           702,079          805,465
                                                               ----------------  ----------------  ----------------  ---------------
    Net investment income (loss)                                    (1,544,096)       13,095,480          (301,257)       1,995,192
                                                               ----------------  ----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                10,456,719                 -         7,936,279                -
  Net realized gain (loss) from sales of investments                (6,666,688)      (10,917,229)      (24,129,306)         308,137
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized gain (loss)                                         3,790,031       (10,917,229)      (16,193,027)         308,137
  Net unrealized gain (loss)                                       (34,687,101)         (228,900)        3,463,862         (111,768)
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized and unrealized gain (loss)                        (30,897,070)      (11,146,129)      (12,729,165)         196,369
                                                               ----------------  ----------------  ----------------  ---------------
    Net increase (decrease) in net assets from operations       $  (32,441,166)   $    1,949,351    $  (13,030,422)   $   2,191,561
                                                               ================  ================  ================  ===============


                                                                   SCUDDER            SCUDDER          SCUDDER           SCUDDER
                                                                    MONEY               NEW             SMALL             SMALL
                                                                  MARKET (a)        EUROPE (a)      CAP GROWTH (a)    CAP VALUE (a)
                                                               ----------------  ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends                                                     $    5,282,732    $      157,371    $            -    $           -
                                                               ----------------  ----------------  ----------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                    1,965,105            94,467           886,007          604,351
  Administrative expense fees                                          235,812            11,336           106,321           72,522
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                   2,200,917           105,803           992,328          676,873
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                        1,590                23               185              218
  Administrative expense fees                                              184                 3                21               25
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                       1,774                26               206              243
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        4,280               235               228              638
  Administrative expense fees                                            1,317                73                70              196
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                       5,597               308               298              834
                                                               ----------------  ----------------  ----------------  ---------------

           Total expenses                                            2,208,288           106,137           992,832          677,950
                                                               ----------------  ----------------  ----------------  ---------------
    Net investment income (loss)                                     3,074,444            51,234          (992,832)        (677,950)
                                                               ----------------  ----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                         -                 -        10,517,659                -
  Net realized gain (loss) from sales of investments                         -        (1,963,656)      (49,124,401)         185,547
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized gain (loss)                                                 -        (1,963,656)      (38,606,742)         185,547
  Net unrealized gain (loss)                                                 -             9,379        13,185,820        7,641,348
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized and unrealized gain (loss)                                  -        (1,954,277)      (25,420,922)       7,826,895
                                                               ----------------  ----------------  ----------------  ---------------
    Net increase (decrease) in net assets from operations       $    3,074,444    $   (1,903,043)   $  (26,413,754)   $   7,148,945
                                                               ================  ================  ================  ===============


                                                                                                                           SVS
                                                                    SCUDDER          SCUDDER           SCUDDER            DREMAN
                                                                   STRATEGIC        TECHNOLOGY          TOTAL           FINANCIAL
                                                                   INCOME (a)       GROWTH (a)        RETURN (a)       SERVICES (a)
                                                               ----------------  ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends                                                     $       47,826    $      175,995    $    6,770,119    $     345,593
                                                               ----------------  ----------------  ----------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                       74,966         1,177,275         3,182,827          404,081
  Administrative expense fees                                            8,995           141,273           381,939           48,490
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                      83,961         1,318,548         3,564,766          452,571
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                          369             1,092               691              256
  Administrative expense fees                                               43               126                79               29
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                         412             1,218               770              285
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           29             1,129             3,623              955
  Administrative expense fees                                                9               348             1,115              294
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                          38             1,477             4,738            1,249
                                                               ----------------  ----------------  ----------------  ---------------

           Total expenses                                               84,411         1,321,243         3,570,274          454,105
                                                               ----------------  ----------------  ----------------  ---------------
    Net investment income (loss)                                       (36,585)       (1,145,248)        3,199,845         (108,512)
                                                               ----------------  ----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                         -                 -         8,039,516          132,920
  Net realized gain (loss) from sales of investments                    17,229       (17,748,757)       (3,656,945)         683,188
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized gain (loss)                                            17,229       (17,748,757)        4,382,571          816,108
  Net unrealized gain (loss)                                           230,605       (23,483,099)      (27,737,152)      (2,787,809)
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized and unrealized gain (loss)                            247,834       (41,231,856)      (23,354,581)      (1,971,701)
                                                               ----------------  ----------------  ----------------  ---------------
    Net increase (decrease) in net assets from operations       $      211,249    $  (42,377,104)   $  (20,154,736)   $  (2,080,213)
                                                               ================  ================  ================  ===============

* For the period  5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund merged. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                      SVS                                 SVS              SVS
                                                                    DREMAN             SVS               FOCUS           FOCUSED
                                                                  HIGH RETURN        DYNAMIC            VALUE+          LARGE CAP
                                                                  EQUITY (a)         GROWTH*          GROWTH (a)        GROWTH (a)
                                                               ----------------  ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends                                                     $    1,266,542    $            -    $      580,313    $           -
                                                               ----------------  ----------------  ----------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                    1,406,140             8,838         1,083,145          221,423
  Administrative expense fees                                          168,737             1,061           129,978           26,571
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                   1,574,877             9,899         1,213,123          247,994
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                        2,123                67               249              287
  Administrative expense fees                                              245                 8                29               33
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                       2,368                75               278              320
                                                               ----------------  ----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        5,628                51                55              100
  Administrative expense fees                                            1,731                16                16               31
                                                               ----------------  ----------------  ----------------  ---------------
    Total expenses                                                       7,359                67                71              131
                                                               ----------------  ----------------  ----------------  ---------------

           Total expenses                                            1,584,604            10,041         1,213,472          248,445
                                                               ----------------  ----------------  ----------------  ---------------
    Net investment income (loss)                                      (318,062)          (10,041)         (633,159)        (248,445)
                                                               ----------------  ----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                         -                 -         6,093,283                -
  Net realized gain (loss) from sales of investments                   282,350           (13,845)         (788,476)        (945,196)
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized gain (loss)                                           282,350           (13,845)        5,304,807         (945,196)
  Net unrealized gain (loss)                                          (557,245)           34,817       (19,776,983)      (2,462,754)
                                                               ----------------  ----------------  ----------------  ---------------
    Net realized and unrealized gain (loss)                           (274,895)           20,972       (14,472,176)      (3,407,950)
                                                               ----------------  ----------------  ----------------  ---------------
    Net increase (decrease) in net assets from operations       $     (592,957)   $       10,931    $  (15,105,335)   $  (3,656,395)
                                                               ================  ================  ================  ===============


                                                                    SVS
                                                                  GROWTH               SVS                SVS              SVS
                                                                    AND              GROWTH              INDEX           MID-CAP
                                                                 INCOME (a)     OPPORTUNITIES (a)       500 (a)          GROWTH*
                                                              ----------------  -----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends                                                    $      426,960    $             -    $      283,664    $           -
                                                              ----------------  -----------------  ----------------  ---------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                     788,336            897,522           700,376           20,231
  Administrative expense fees                                          94,600            107,703            84,045            2,428
                                                              ----------------  -----------------  ----------------  ---------------
    Total expenses                                                    882,936          1,005,225           784,421           22,659
                                                              ----------------  -----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                         936                449             3,339              167
  Administrative expense fees                                             108                 52               385               20
                                                              ----------------  -----------------  ----------------  ---------------
    Total expenses                                                      1,044                501             3,724              187
                                                              ----------------  -----------------  ----------------  ---------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       2,904              1,031             3,113              772
  Administrative expense fees                                             893                317               957              237
                                                              ----------------  -----------------  ----------------  ---------------
    Total expenses                                                      3,797              1,348             4,070            1,009
                                                              ----------------  -----------------  ----------------  ---------------

           Total expenses                                             887,777          1,007,074           792,215           23,855
                                                              ----------------  -----------------  ----------------  ---------------
    Net investment income (loss)                                     (460,817)        (1,007,074)         (508,551)         (23,855)
                                                              ----------------  -----------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                        -                  -                 -                -
  Net realized gain (loss) from sales of investments               (1,458,386)        (3,880,456)       (1,400,877)         (12,298)
                                                              ----------------  -----------------  ----------------  ---------------
    Net realized gain (loss)                                       (1,458,386)        (3,880,456)       (1,400,877)         (12,298)
  Net unrealized gain (loss)                                       (7,441,845)       (16,721,245)       (6,173,326)          42,324
                                                              ----------------  -----------------  ----------------  ---------------
    Net realized and unrealized gain (loss)                        (8,900,231)       (20,601,701)       (7,574,203)          30,026
                                                              ----------------  -----------------  ----------------  ---------------
    Net increase (decrease) in net assets from operations      $   (9,361,048)   $   (21,608,775)   $   (8,082,754)   $       6,171
                                                              ================  =================  ================  ===============


                                                                 SVS           SVS
                                                              STRATEGIC      VENTURE         HORIZON       HORIZON        HORIZON
                                                               EQUITY*        VALUE*         5+ (b)        10+ (b)        20+ (b)
                                                            ------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends                                                  $        -    $         -    $ 1,333,312    $ 1,303,351    $   473,742
                                                            ------------  -------------  -------------  -------------  -------------

EXPENSES:
SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS:
  Mortality and expense risk fees                                35,114         66,036        101,441        133,842         65,862
  Administrative expense fees                                     4,214          7,924         12,173         16,062          7,904
                                                            ------------  -------------  -------------  -------------  -------------
    Total expenses                                               39,328         73,960        113,614        149,904         73,766
                                                            ------------  -------------  -------------  -------------  -------------

SCUDDER GATEWAY INCENTIVE :
  Mortality and expense risk fees                                   369            911              4              4              4
  Administrative expense fees                                        42            105              1              1              1
                                                            ------------  -------------  -------------  -------------  -------------
    Total expenses                                                  411          1,016              5              5              5
                                                            ------------  -------------  -------------  -------------  -------------

SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                   348          1,762             10             10             10
  Administrative expense fees                                       107            542              3              3              3
                                                            ------------  -------------  -------------  -------------  -------------
    Total expenses                                                  455          2,304             13             13             13
                                                            ------------  -------------  -------------  -------------  -------------

           Total expenses                                        40,194         77,280        113,632        149,922         73,784
                                                            ------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                                (40,194)       (77,280)     1,219,680      1,153,429        399,958
                                                            ------------  -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -              -        202,017      1,507,798        765,275
  Net realized gain (loss) from sales of investments             (8,471)       (14,779)    (1,989,321)    (4,573,678)    (3,346,332)
                                                            ------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                     (8,471)       (14,779)    (1,787,304)    (3,065,880)    (2,581,057)
  Net unrealized gain (loss)                                   (503,448)       220,898        469,703      1,404,431      1,706,763
                                                            ------------  -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss)                    (511,919)       206,119     (1,317,601)    (1,661,449)      (874,294)
                                                            ------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations    $ (552,113)   $   128,839    $   (97,921)   $  (508,020)   $  (474,336)
                                                            ============  =============  =============  =============  =============

* For the period  5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund merged. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                    ALGER
                                                                                 ALGER                             AMERICAN
                                                                            AMERICAN BALANCED                  LEVERAGED ALLCAP
                                                                        YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2001            2000            2001            2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $    (20,591)   $   (107,954)   $   (444,392)   $   (293,873)
    Net realized gain (loss)                                                516,904         819,088      (1,211,708)      1,740,426
    Net unrealized gain (loss)                                           (1,730,628)     (2,454,309)     (4,574,177)    (13,276,838)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations                (1,234,315)     (1,743,175)     (6,230,277)     (9,630,285)
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                24,222,825      19,287,125      10,531,964      30,589,732
    Withdrawals                                                          (2,505,989)     (1,102,764)     (1,706,476)     (1,339,318)
    Contract benefits                                                      (657,901)       (338,807)     (1,702,269)       (136,573)
    Contract charges                                                        (76,329)        (16,347)        (77,310)        (38,982)
    Transfers between sub-accounts (including fixed account), net         1,885,975       5,048,115        (696,007)      6,145,802
    Other transfers from (to) the General Account                         6,411,752       4,055,972       1,622,349       3,912,202
    Net increase (decrease) in investment by Sponsor                             92               -           1,876               -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions     29,280,425      26,933,294       7,974,127      39,132,863
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                                28,046,110      25,190,119       1,743,850      29,502,578

NET ASSETS:
  Beginning of year                                                      27,020,980       1,830,861      31,292,158       1,789,580
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 55,067,090    $ 27,020,980    $ 33,036,008    $ 31,292,158
                                                                       ============    ============    ============    ============


                                                                                CREDIT                       CREDIT SUISSE
                                                                                SUISSE                   GLOBAL POST-VENTURE
                                                                            EMERGING MARKETS                   CAPITAL
                                                                       YEAR ENDED   PERIOD FROM       YEAR ENDED     PERIOD FROM
                                                                        12/31/01  5/1/00* TO 12/31/00  12/31/01  5/1/00* TO 12/31/00
                                                                       -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (26,879)   $    (3,375)   $   (30,454)   $    (6,374)
    Net realized gain (loss)                                              (271,093)        35,315     (1,357,352)       244,827
    Net unrealized gain (loss)                                             232,111       (166,833)       760,460       (641,945)
                                                                       -----------    -----------    -----------    -----------
     Net increase (decrease) in net assets from operations                 (65,861)      (134,893)      (627,346)      (403,492)
                                                                       -----------    -----------    -----------    -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                1,084,870        895,315        873,371      1,894,798
    Withdrawals                                                           (193,214)        (5,158)      (227,267)        (8,967)
    Contract benefits                                                      (20,876)          (784)        (3,613)             -
    Contract charges                                                        (4,161)          (542)        (5,611)          (769)
    Transfers between sub-accounts (including fixed account), net          297,958         73,443         80,588        229,162
    Other transfers from (to) the General Account                          140,998        111,815         69,756        215,952
    Net increase (decrease) in investment by Sponsor                         4,000            446          4,000             (2)
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets from contract transactions     1,309,575      1,074,535        791,224      2,330,174
                                                                       -----------    -----------    -----------    -----------
    Net increase (decrease) in net assets                                1,243,714        939,642        163,878      1,926,682

NET ASSETS:
  Beginning of year                                                        939,642              -      1,926,682              -
                                                                       -----------    -----------    -----------    -----------
  End of year                                                          $ 2,183,356    $   939,642    $ 2,090,560    $ 1,926,682
                                                                       ===========    ===========    ===========    ===========


                                                                                                                DREYFUS
                                                                                                                SOCIALLY
                                                                           DREYFUS MIDCAP STOCK             RESPONSIBLE GROWTH
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2001            2000            2001            2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (377,774)   $    (97,733)   $   (116,534)   $    (15,727)
    Net realized gain (loss)                                               (213,795)        364,149        (333,810)        (43,406)
    Net unrealized gain (loss)                                             (612,259)       (184,581)     (1,933,773)     (1,058,637)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations                (1,203,828)         81,835      (2,384,117)     (1,117,770)
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                14,921,525      12,697,133       4,125,146       6,543,056
    Withdrawals                                                          (1,952,787)       (613,275)       (486,228)       (403,523)
    Contract benefits                                                      (442,797)       (223,513)       (186,466)         (1,231)
    Contract charges                                                        (67,207)        (13,228)        (22,462)        (13,344)
    Transfers between sub-accounts (including fixed account), net         1,189,076       6,406,746        (166,818)      1,425,088
    Other transfers from (to) the General Account                         3,303,061       4,533,671         (13,707)        985,381
    Net increase (decrease) in investment by Sponsor                          1,848               -           4,000               -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions     16,952,719      22,787,534       3,253,465       8,535,427
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                                15,748,891      22,869,369         869,348       7,417,657

NET ASSETS:
  Beginning of year                                                      23,426,981         557,612       8,450,428       1,032,771
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 39,175,872    $ 23,426,981    $  9,319,776    $  8,450,428
                                                                       ============    ============    ============    ============


* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                INVESCO                 JANUS ASPEN GROWTH
                                                                             VIF UTILITIES            YEAR ENDED DECEMBER 31,
                                                                              PERIOD FROM        --------------------------------
                                                                          5/1/01* TO 12/31/01         2001               2000
                                                                          -------------------    -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                           $           2,751      $   (18,789)       $    27,080
    Net realized gain (loss)                                                           4,412         (179,887)            90,262
    Net unrealized gain (loss)                                                      (146,967)        (243,787)          (519,402)
                                                                          -------------------    -------------      -------------
    Net increase (decrease) in net assets from operations                           (139,804)        (442,463)          (402,060)
                                                                          -------------------    -------------      -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                          1,347,597            1,200            702,275
    Withdrawals                                                                      (39,750)        (179,756)          (249,612)
    Contract benefits                                                                (12,035)         (65,405)                 -
    Contract charges                                                                  (1,065)          (2,853)            (3,254)
    Transfers between sub-accounts (including fixed account), net                    308,656          (74,682)           382,317
    Other transfers from (to) the General Account                                    476,666          (18,460)           739,875
    Net increase (decrease) in investment by Sponsor                                   4,479                -                  -
                                                                          -------------------    -------------      -------------
    Net increase (decrease) in net assets from contract transactions               2,084,548         (339,956)         1,571,601
                                                                          -------------------    -------------      -------------
    Net increase (decrease) in net assets                                          1,944,744         (782,419)         1,169,541

NET ASSETS:
  Beginning of year                                                                        -        1,868,298            698,757
                                                                          -------------------    -------------      -------------
  End of year                                                              $       1,944,744      $ 1,085,879        $ 1,868,298
                                                                          ===================    =============      =============


                                                                              JANUS ASPEN                     SCUDDER
                                                                           GROWTH AND INCOME                    21ST
                                                                        YEAR ENDED ECEMBER 31,         CENTURY GROWTH CLASS A
                                                                     ---------------------------   YEAR ENDED       PERIOD FROM
                                                                         2001          2000         12/31/01    5/1/00* TO 12/31/00
                                                                     ------------- -------------  ------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $      (922)  $    25,282    $   (72,547)  $         (16,185)
    Net realized gain (loss)                                             (110,679)      (30,533)      (212,111)             (2,782)
    Net unrealized gain (loss)                                           (142,425)     (360,247)    (1,038,446)           (702,747)
                                                                     ------------- -------------  ------------- -------------------
    Net increase (decrease) in net assets from operations                (254,026)     (365,498)    (1,323,104)           (721,714)
                                                                     ------------- -------------  ------------- -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                  56,345       819,647      2,821,742           4,133,791
    Withdrawals                                                          (161,644)     (196,526)      (385,602)            (47,458)
    Contract benefits                                                    (105,869)            -        (53,670)                  -
    Contract charges                                                       (2,937)       (3,008)       (14,996)             (2,602)
    Transfers between sub-accounts (including fixed account), net        (124,352)      179,429        430,354             295,527
    Other transfers from (to) the General Account                            (360)      739,292        856,903             442,741
    Net increase (decrease) in investment by Sponsor                            -             -          4,000                  51
                                                                     ------------- -------------  ------------- -------------------
    Net increase (decrease) in net assets from contract transactions     (338,817)    1,538,834      3,658,731           4,822,050
                                                                     ------------- -------------  ------------- -------------------
    Net increase (decrease) in net assets                                (592,843)    1,173,336      2,335,627           4,100,336

NET ASSETS:
  Beginning of year                                                     1,808,019       634,683      4,100,336                   -
                                                                     ------------- -------------  ------------- -------------------
  End of year                                                         $ 1,215,176   $ 1,808,019    $ 6,435,963   $       4,100,336
                                                                     ============= =============  ============= ===================


                                                                                 SCUDDER                        SCUDDER
                                                                                 CAPITAL                        GLOBAL
                                                                              GROWTH CLASS A               DISCOVERY CLASS A
                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                     ------------------------------  ------------------------------
                                                                          2001            2000            2001            2000
                                                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $   (462,323)   $   (636,055)   $   (645,519)   $   (292,387)
    Net realized gain (loss)                                             2,645,543       6,584,875     (10,721,696)      2,070,623
    Net unrealized gain (loss)                                         (13,640,054)    (12,466,845)     (2,902,256)     (8,175,028)
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations              (11,456,834)     (6,518,025)    (14,269,471)     (6,396,792)
                                                                     --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                8,767,616      17,691,607       9,044,230      32,251,266
    Withdrawals                                                         (3,695,801)     (3,400,163)     (2,913,376)     (2,716,668)
    Contract benefits                                                   (1,685,118)     (1,208,030)     (1,118,725)       (453,620)
    Contract charges                                                       (57,512)        (34,900)        (84,373)        (55,411)
    Transfers between sub-accounts (including fixed account), net       (4,180,141)      1,300,718      (3,701,989)      9,830,805
    Other transfers from (to) the General Account                         (144,480)      4,484,370      (1,867,731)      6,041,507
    Net increase (decrease) in investment by Sponsor                         4,000               -           4,000               -
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions      (991,436)     18,833,602        (637,964)     44,897,879
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                              (12,448,270)     12,315,577     (14,907,435)     38,501,087

NET ASSETS:
  Beginning of year                                                     55,439,699      43,124,122      55,668,260      17,167,173
                                                                     --------------  --------------  --------------  --------------
  End of year                                                         $ 42,991,429    $ 55,439,699    $ 40,760,825    $ 55,668,260
                                                                     ==============  ==============  ==============  ==============


                                                                                                SCUDDER
                                                                                              GROWTH AND
                                                                                            INCOME CLASS A
                                                                                        YEAR ENDED DECEMBER 31,
                                                                             ---------------------------------------------
                                                                                    2001                       2000
                                                                             -------------------       -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                              $         (80,053)        $         (10,789)
    Net realized gain (loss)                                                             99,841                   510,108
    Net unrealized gain (loss)                                                       (4,923,735)               (1,818,510)
                                                                             -------------------       -------------------
    Net increase (decrease) in net assets from operations                            (4,903,947)               (1,319,191)
                                                                             -------------------       -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                             6,461,474                 7,337,124
    Withdrawals                                                                      (2,318,054)               (2,476,807)
    Contract benefits                                                                (1,278,000)                 (830,605)
    Contract charges                                                                    (35,190)                  (19,571)
    Transfers between sub-accounts (including fixed account), net                       349,813                (2,641,058)
    Other transfers from (to) the General Account                                     1,173,429                 3,644,470
    Net increase (decrease) in investment by Sponsor                                      2,125                         -
                                                                             -------------------       -------------------
    Net increase (decrease) in net assets from contract transactions                  4,355,597                 5,013,553
                                                                             -------------------       -------------------
    Net increase (decrease) in net assets                                              (548,350)                3,694,362

NET ASSETS:
  Beginning of year                                                                  37,467,253                33,772,891
                                                                             -------------------       -------------------
  End of year                                                                 $      36,918,903         $      37,467,253
                                                                             ===================       ===================

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                SCUDDER                       SCUDDER
                                                                                HEALTH                  INTERNATIONAL CLASS A
                                                                            SCIENCES CLASS A           YEAR ENDED DECEMBER 31,
                                                                              PERIOD FROM        ----------------------------------
                                                                          5/1/01* TO 12/31/01          2001               2000
                                                                          -------------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                           $         (34,896)     $    (449,809)     $    (373,823)
    Net realized gain (loss)                                                          (1,694)        (6,759,989)        (1,237,816)
    Net unrealized gain (loss)                                                       313,561           (253,540)        (6,211,601)
                                                                          -------------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations                            276,971         (7,463,338)        (7,823,240)
                                                                          -------------------    ---------------    ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                          5,801,877          8,036,473         20,683,522
    Withdrawals                                                                     (118,429)        (4,327,919)        (2,426,099)
    Contract benefits                                                                (47,464)          (940,057)        (1,508,592)
    Contract charges                                                                  (4,583)           (56,370)           (33,551)
    Transfers between sub-accounts (including fixed account), net                  2,825,798        (12,273,416)           707,242
    Other transfers from (to) the General Account                                  1,460,712          6,283,697          2,517,130
    Net increase (decrease) in investment by Sponsor                                   3,854              4,000                  -
                                                                          -------------------    ---------------    ---------------
    Net increase (decrease) in net assets from contract transactions               9,921,765         (3,273,592)        19,939,652
                                                                          -------------------    ---------------    ---------------
    Net increase (decrease) in net assets                                         10,198,736        (10,736,930)        12,116,412

NET ASSETS:
  Beginning of year                                                                        -         41,386,173         29,269,761
                                                                          -------------------    ---------------    ---------------
  End of year                                                              $      10,198,736      $  30,649,243      $  41,386,173
                                                                          ===================    ===============    ===============


                                                                            SCUDDER AGGRESSIVE                   SCUDDER
                                                                               GROWTH (a)                     BLUE CHIP (a)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                     ------------------------------  ------------------------------
                                                                          2001            2000            2001            2000
                                                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $    (99,414)   $   (374,462)   $ (1,233,205)   $  (1,489,784)
    Net realized gain (loss)                                            (2,803,588)        207,058        (838,093)       1,011,035
    Net unrealized gain (loss)                                          (6,103,924)     (5,215,699)    (23,400,602)     (13,223,345)
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations               (9,006,926)     (5,383,103)    (25,471,900)     (13,702,094)
                                                                     --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                5,055,432      22,204,584      16,444,910       33,581,662
    Withdrawals                                                         (2,328,434)     (2,111,697)     (9,387,137)      (9,893,020)
    Contract benefits                                                     (848,259)       (672,333)     (3,733,526)      (2,790,006)
    Contract charges                                                       (63,510)        (32,238)       (128,409)         (74,282)
    Transfers between sub-accounts (including fixed account), net       (3,665,073)      8,683,874        (400,119)         760,285
    Other transfers from (to) the General Account                        2,407,227       5,792,675       3,172,503        6,919,250
    Net increase (decrease) in investment by Sponsor                         4,000               -             254                -
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions       561,383      33,864,865       5,968,476       28,503,889
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                               (8,445,543)     28,481,762     (19,503,424)      14,801,795

NET ASSETS:
  Beginning of year                                                     36,010,674       7,528,912     145,247,852      130,446,057
                                                                     --------------  --------------  --------------  --------------
  End of year                                                         $ 27,565,131    $ 36,010,674    $125,744,428    $ 145,247,852
                                                                     ==============  ==============  ==============  ==============


                                                                                 SCUDDER                      SCUDDER
                                                                           CONTRARIAN VALUE (a)           GLOBAL BLUE CHIP (a)
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                     ------------------------------- ------------------------------
                                                                          2001            2000            2001            2000
                                                                     --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                      $     399,746   $   1,495,803   $    (252,814)  $   (209,482)
    Net realized gain (loss)                                             (1,679,118)     12,446,376        (238,044)       251,815
    Net unrealized gain (loss)                                            1,643,684      (1,545,743)     (2,943,495)      (671,073)
                                                                     --------------- --------------- --------------- --------------
    Net increase (decrease) in net assets from operations                   364,312      12,396,436      (3,434,353)      (628,740)
                                                                     --------------- --------------- --------------- --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 9,276,203       4,836,667       4,297,459      6,667,144
    Withdrawals                                                          (8,636,991)     (8,923,823)     (1,020,019)      (963,154)
    Contract benefits                                                    (3,004,015)     (2,704,377)       (277,556)      (123,469)
    Contract charges                                                        (77,420)        (41,134)        (20,914)        (9,369)
    Transfers between sub-accounts (including fixed account), net          (683,874)    (23,584,502)       (486,855)       675,597
    Other transfers from (to) the General Account                         2,241,160       6,597,370         761,417      1,900,110
    Net increase (decrease) in investment by Sponsor                          4,000               -           4,000              -
                                                                     --------------- --------------- --------------- --------------
    Net increase (decrease) in net assets from contract transactions       (880,937)    (23,819,799)      3,257,532      8,146,859
                                                                     --------------- --------------- --------------- --------------
    Net increase (decrease) in net assets                                  (516,625)    (11,423,363)       (176,821)     7,518,119

NET ASSETS:
  Beginning of year                                                     113,108,226     124,531,589      18,090,352     10,572,233
                                                                     --------------- --------------- --------------- --------------
  End of year                                                         $ 112,591,601   $ 113,108,226   $  17,913,531   $ 18,090,352
                                                                     =============== =============== =============== ==============


                                                                                               SCUDDER
                                                                                      GOVERNMENT SECURITIES (a)
                                                                                       YEAR ENDED DECEMBER 31,
                                                                             ---------------------------------------------
                                                                                     2001                      2000
                                                                             -------------------       -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                              $       1,947,044         $       2,593,241
    Net realized gain (loss)                                                            941,358                  (472,554)
    Net unrealized gain (loss)                                                        1,650,436                 2,329,573
                                                                             -------------------       -------------------
    Net increase (decrease) in net assets from operations                             4,538,838                 4,450,260
                                                                             -------------------       -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                            45,305,410                 7,185,379
    Withdrawals                                                                      (7,884,802)               (4,765,091)
    Contract benefits                                                                (2,105,855)               (1,670,084)
    Contract charges                                                                    (57,623)                  (17,913)
    Transfers between sub-accounts (including fixed account), net                     7,043,582                (5,351,018)
    Other transfers from (to) the General Account                                     5,672,907                 1,420,119
    Net increase (decrease) in investment by Sponsor                                      1,962                         -
                                                                             -------------------       -------------------
    Net increase (decrease) in net assets from contract transactions                 47,975,581                (3,198,608)
                                                                             -------------------       -------------------
    Net increase (decrease) in net assets                                            52,514,419                 1,251,652

NET ASSETS:
  Beginning of year                                                                  52,293,513                51,041,861
                                                                             -------------------       -------------------
  End of year                                                                 $     104,807,932         $      52,293,513
                                                                             ===================       ===================

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                  SCUDDER                          SCUDDER
                                                                                 GROWTH (a)                     HIGH YIELD (a)
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    -----------------------------
                                                                           2001            2000            2001            2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $ (1,544,096)   $ (2,193,159)   $ 13,095,480    $ 14,444,498
    Net realized gain (loss)                                              3,790,031      14,183,864     (10,917,229)     (8,842,510)
    Net unrealized gain (loss)                                          (34,687,101)    (47,582,480)       (228,900)    (17,655,810)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations               (32,441,166)    (35,591,775)      1,949,351     (12,053,822)
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 9,693,196      36,216,596      13,656,579      11,749,397
    Withdrawals                                                          (8,532,298)    (11,404,751)     (9,454,545)    (12,001,321)
    Contract benefits                                                    (3,620,512)     (3,308,407)     (3,200,385)     (3,989,246)
    Contract charges                                                       (105,431)        (80,714)        (72,274)        (45,475)
    Transfers between sub-accounts (including fixed account), net        (5,935,594)      5,233,060       2,031,106     (17,741,288)
    Other transfers from (to) the General Account                          (659,853)      8,655,454       1,755,305       3,532,957
    Net increase (decrease) in investment by Sponsor                          4,000             -             2,096             -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions     (9,156,492)     35,311,238       4,717,882     (18,494,976)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                               (41,597,658)       (280,537)      6,667,233     (30,548,798)

NET ASSETS:
  Beginning of year                                                     138,849,729     139,130,266     117,428,746     147,977,544
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 97,252,071    $138,849,729    $124,095,979    $117,428,746
                                                                       ============    ============    ============    ============


                                                                               SCUDDER
                                                                             INTERNATIONAL                        SCUDDER
                                                                              RESEARCH (a)               INVESTMENT GRADE BOND (a)
                                                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2001            2000           2001             2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (301,257)   $   (943,050)   $  1,995,192    $  1,765,075
    Net realized gain (loss)                                            (16,193,027)      4,983,015         308,137        (213,697)
    Net unrealized gain (loss)                                            3,463,862     (18,808,041)       (111,768)      2,057,650
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations               (13,030,422)    (14,768,076)      2,191,561       3,609,028
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 2,811,608      14,378,595       9,738,476       5,303,787
    Withdrawals                                                          (3,670,603)     (5,146,371)     (5,402,606)     (4,676,450)
    Contract benefits                                                      (961,496)     (1,664,566)     (1,554,470)     (1,778,285)
    Contract charges                                                        (35,562)        (29,191)        (49,353)        (14,797)
    Transfers between sub-accounts (including fixed account), net        (6,099,546)     (3,444,695)      4,468,928      (4,386,954)
    Other transfers from (to) the General Account                           595,411         988,199       5,344,309       3,388,817
    Net increase (decrease) in investment by Sponsor                          4,000               -           1,959               -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions     (7,356,188)      5,081,971      12,547,243      (2,163,882)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                               (20,386,610)     (9,686,105)     14,738,804       1,445,146

NET ASSETS:
  Beginning of year                                                      61,194,688      70,880,793      47,331,830      45,886,684
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 40,808,078    $ 61,194,688    $ 62,070,634    $ 47,331,830
                                                                       ============    ============    ============    ============


                                                                                 SCUDDER                          SCUDDER
                                                                              MONEY MARKET (a)                 NEW EUROPE (a)
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2001            2000            2001             2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $  3,074,444    $  3,644,246    $     51,234    $    (64,706)
    Net realized gain (loss)                                                      -               -      (1,963,656)         84,494
    Net unrealized gain (loss)                                                    -               -           9,379        (379,907)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations                 3,074,444       3,644,246      (1,903,043)       (360,119)
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                               148,474,513     111,425,709       1,431,328       2,711,441
    Withdrawals                                                         (37,680,518)    (13,664,951)       (399,226)       (278,200)
    Contract benefits                                                    (2,850,591)     (2,963,269)       (192,221)        (57,776)
    Contract charges                                                       (212,269)        (85,970)         (9,724)         (4,314)
    Transfers between sub-accounts (including fixed account), net        22,534,149     (16,696,369)       (483,883)        275,814
    Other transfers from (to) the General Account                        (8,509,773)    (51,494,735)        374,312         592,215
    Net increase (decrease) in investment by Sponsor                            (44)              -           4,000               -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions    121,755,467      26,520,415         724,586       3,239,180
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                               124,829,911      30,164,661      (1,178,457)      2,879,061

NET ASSETS:
  Beginning of year                                                      96,071,984      65,907,323       7,172,118       4,293,057
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $220,901,895    $ 96,071,984    $  5,993,661    $  7,172,118
                                                                       ============    ============    ============    ============


                                                                                    SCUDDER
                                                                             SMALL CAP GROWTH (a)
                                                                            YEAR ENDED DECEMBER 31,
                                                                       --------------------------------
                                                                            2001              2000
                                                                       --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $     (992,832)   $   (1,388,835)
    Net realized gain (loss)                                              (38,606,742)       20,453,445
    Net unrealized gain (loss)                                             13,185,820       (33,442,272)
                                                                       --------------    --------------
    Net increase (decrease) in net assets from operations                 (26,413,754)      (14,377,662)
                                                                       --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   9,129,915        27,799,637
    Withdrawals                                                            (5,765,732)       (6,601,040)
    Contract benefits                                                      (1,987,831)       (2,775,549)
    Contract charges                                                          (75,108)          (55,038)
    Transfers between sub-accounts (including fixed account), net          (1,554,100)        4,628,313
    Other transfers from (to) the General Account                          (1,889,628)        6,891,063
    Net increase (decrease) in investment by Sponsor                            4,000                 -
                                                                       --------------    --------------
    Net increase (decrease) in net assets from contract transactions       (2,138,484)       29,887,386
                                                                       --------------    --------------
    Net increase (decrease) in net assets                                 (28,552,238)       15,509,724

NET ASSETS:
  Beginning of year                                                        91,436,223        75,926,499
                                                                       --------------    --------------
  End of year                                                          $   62,883,985    $   91,436,223
                                                                       ==============    ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SCUDDER                         SCUDDER
                                                                            SMALL CAP VALUE (a)            STRATEGIC INCOME (a)
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2001            2000            2001            2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (677,950)   $   (322,182)   $    (36,585)   $     37,332
    Net realized gain (loss)                                                185,547        (836,833)         17,229         (56,341)
    Net unrealized gain (loss)                                            7,641,348       2,066,648         230,605          71,686
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations                 7,148,945         907,633         211,249          52,677
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                10,292,601       3,938,142       2,990,875       1,200,166
    Withdrawals                                                          (3,985,219)     (3,051,382)       (378,084)       (370,818)
    Contract benefits                                                    (1,319,899)     (1,336,895)       (107,118)       (179,724)
    Contract charges                                                        (59,463)        (17,148)         (7,079)         (2,084)
    Transfers between sub-accounts (including fixed account), net         7,435,980      (5,742,574)         47,845        (377,000)
    Other transfers from (to) the General Account                         5,321,123         871,277         834,904         207,981
    Net increase (decrease) in investment by Sponsor                          1,869             -             4,000             -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions     17,686,992      (5,338,580)      3,385,343         478,521
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                                24,835,937      (4,430,947)      3,596,592         531,198

NET ASSETS:
  Beginning of year                                                      38,692,157      43,123,104       4,137,056       3,605,858
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 63,528,094    $ 38,692,157    $  7,733,648    $  4,137,056
                                                                       ============    ============    ============    ============


                                                                                 SCUDDER                         SCUDDER
                                                                          TECHNOLOGY GROWTH (a)              TOTAL RETURN (a)
                                                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                            2001           2000            2001             2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $ (1,145,248)   $ (1,836,824)   $  3,199,845    $  3,734,851
    Net realized gain (loss)                                            (17,748,757)        103,772       4,382,571      10,344,052
    Net unrealized gain (loss)                                          (23,483,099)    (47,476,612)    (27,737,152)    (23,004,734)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations               (42,377,104)    (49,209,664)    (20,154,736)     (8,925,831)
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                17,506,615      82,964,023      22,443,329      34,482,531
    Withdrawals                                                          (6,490,314)     (9,569,996)    (20,467,635)    (15,222,575)
    Contract benefits                                                    (2,874,170)     (3,761,959)     (9,067,895)     (5,845,165)
    Contract charges                                                       (187,553)       (171,802)       (178,992)        (96,810)
    Transfers between sub-accounts (including fixed account), net        (4,614,555)     30,730,068      62,392,353      (7,327,389)
    Other transfers from (to) the General Account                           709,529      16,598,116       6,731,545      15,092,378
    Net increase (decrease) in investment by Sponsor                            764               -              26               -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions      4,050,316     116,788,450      61,852,731      21,082,970
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                               (38,326,788)     67,578,786      41,697,995      12,157,139

NET ASSETS:
  Beginning of year                                                     122,265,928      54,687,142     223,322,772     211,165,633
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 83,939,140    $122,265,928    $265,020,767    $223,322,772
                                                                       ============    ============    ============    ============


                                                                                                              SVS  DREMAN
                                                                               SVS DREMAN                     HIGH RETURN
                                                                          FINANCIAL SERVICES (a)               EQUITY (a)
                                                                          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2001            2000            2001             2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (108,512)   $     24,329    $   (318,062)   $    397,347
    Net realized gain (loss)                                                816,108        (270,568)        282,350       1,088,575
    Net unrealized gain (loss)                                           (2,787,809)      6,304,349        (557,245)     15,639,488
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations                (2,080,213)      6,058,110        (592,957)     17,125,410
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 9,164,568       6,870,899      40,284,414      11,757,045
    Withdrawals                                                          (2,265,163)     (1,630,710)     (7,388,040)     (4,998,119)
    Contract benefits                                                      (711,558)       (285,926)     (2,569,929)     (2,007,935)
    Contract charges                                                        (44,225)        (20,404)       (136,478)        (34,023)
    Transfers between sub-accounts (including fixed account), net          (965,214)     (1,528,789)      9,294,813     (12,417,248)
    Other transfers from (to) the General Account                         1,052,555       3,911,862       9,802,783       7,622,840
    Net increase (decrease) in investment by Sponsor                          1,911               -            (172)              -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions      6,232,874       7,316,932      49,287,391         (77,440)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                                 4,152,661      13,375,042      48,694,434      17,047,970

NET ASSETS:
  Beginning of year                                                      31,964,388      18,589,346      87,312,376      70,264,406
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 36,117,049    $ 31,964,388    $136,006,810    $ 87,312,376
                                                                       ============    ============    ============    ============


                                                                               SVS
                                                                             DYNAMIC
                                                                             GROWTH
                                                                           PERIOD FROM
                                                                       5/1/01* TO 12/31/01
                                                                       -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                         $      (10,041)
    Net realized gain (loss)                                                    (13,845)
    Net unrealized gain (loss)                                                   34,817
                                                                       -------------------
    Net increase (decrease) in net assets from operations                        10,931
                                                                       -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,558,106
    Withdrawals                                                                 (32,077)
    Contract benefits                                                                 -
    Contract charges                                                             (1,322)
    Transfers between sub-accounts (including fixed account), net               553,565
    Other transfers from (to) the General Account                               262,856
    Net increase (decrease) in investment by Sponsor                              4,150
                                                                       -------------------
    Net increase (decrease) in net assets from contract transactions          2,345,278
                                                                       -------------------
    Net increase (decrease) in net assets                                     2,356,209

NET ASSETS:
  Beginning of year                                                                   -
                                                                       -------------------
  End of year                                                            $    2,356,209
                                                                       ===================

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG


                                                                                                                   SVS
                                                                                  SVS                            FOCUSED
                                                                             FOCUS VALUE+                       LARGE CAP
                                                                               GROWTH (a)                       GROWTH (a)
                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                          2001             2000           2001             2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (633,159)   $   (909,125)   $   (248,445)   $   (150,936)
    Net realized gain (loss)                                              5,304,807      11,401,547        (945,196)         55,802
    Net unrealized gain (loss)                                          (19,776,983)    (15,995,186)     (2,462,754)     (3,410,318)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations               (15,105,335)     (5,502,764)     (3,656,395)     (3,505,452)
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                 7,019,198       7,289,666       5,540,048      14,467,711
    Withdrawals                                                          (7,088,473)     (7,709,848)     (1,098,624)     (1,545,666)
    Contract benefits                                                    (2,269,874)     (2,716,985)       (365,494)       (552,173)
    Contract charges                                                        (52,279)        (39,240)        (40,328)        (18,733)
    Transfers between sub-accounts (including fixed account), net        (2,107,177)     (6,807,436)       (149,896)      4,331,402
    Other transfers from (to) the General Account                           616,470       3,095,449         894,443       4,409,073
    Net increase (decrease) in investment by Sponsor                          4,000             -             4,000          (2,896)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions     (3,878,135)     (6,888,394)      4,784,149      21,088,718
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                               (18,983,470)    (12,391,158)      1,127,754      17,583,266

NET ASSETS:
  Beginning of year                                                      97,626,809     110,017,967      18,402,392         819,126
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 78,643,339    $ 97,626,809    $ 19,530,146    $ 18,402,392
                                                                       ============    ============    ============    ============


                                                                                SVS GROWTH                          SVS
                                                                              AND INCOME (a)              GROWTH OPPORTUNITIES (a)
                                                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------    ----------------------------
                                                                           2001            2000            2001             2000
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                       $   (460,817)   $   (704,710)   $ (1,007,074)   $   (905,386)
    Net realized gain (loss)                                             (1,458,386)        117,778      (3,880,456)        171,358
    Net unrealized gain (loss)                                           (7,441,845)     (7,373,831)    (16,721,245)    (14,613,237)
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations                (9,361,048)     (7,960,763)    (21,608,775)    (15,347,265)
                                                                       ------------    ------------    ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                18,344,853      52,193,776      14,805,974      65,717,757
    Withdrawals                                                          (4,011,549)     (2,920,166)     (4,011,610)     (3,901,512)
    Contract benefits                                                    (1,250,888)     (1,043,262)     (1,705,742)       (889,090)
    Contract charges                                                       (160,122)        (96,604)       (173,210)       (117,737)
    Transfers between sub-accounts (including fixed account), net        (3,458,746)      8,865,952      (3,813,669)     17,020,674
    Other transfers from (to) the General Account                         2,428,591       3,282,692      (4,394,128)      9,550,297
    Net increase (decrease) in investment by Sponsor                            233               -           1,893               -
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from contract transactions     11,892,372      60,282,388         709,508      87,380,389
                                                                       ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                                 2,531,324      52,321,625     (20,899,267)     72,033,124

NET ASSETS:
  Beginning of year                                                      64,341,523      12,019,898      84,840,468      12,807,344
                                                                       ------------    ------------    ------------    ------------
  End of year                                                          $ 66,872,847    $ 64,341,523    $ 63,941,201    $ 84,840,468
                                                                       ============    ============    ============    ============


                                                                               SVS                  SVS                SVS
                                                                          INDEX 500 (a)           MID-CAP           STRATEGIC
                                                                     YEAR ENDED DECEMBER 31,       GROWTH             EQUITY
                                                                  --------------------------    PERIOD FROM        PERIOD FROM
                                                                     2001           2000     5/1/01* TO 12/31/01 5/1/01* TO 12/31/01
                                                                  ------------  ------------ ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $   (508,551) $   (414,305) $          (23,855) $         (40,194)
    Net realized gain (loss)                                        (1,400,877)       20,108             (12,298)            (8,471)
    Net unrealized gain (loss)                                      (6,173,326)   (5,135,122)             42,324           (503,448)
                                                                  ------------  ------------ ------------------- -------------------
    Net increase (decrease) in net assets from operations           (8,082,754)   (5,529,319)              6,171           (552,113)
                                                                  ------------  ------------ ------------------- -------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                           20,733,762    27,503,097           3,811,943          6,760,378
    Withdrawals                                                     (2,874,018)   (2,538,799)            (47,238)           (30,779)
    Contract benefits                                               (1,138,677)     (586,265)            (29,660)            (6,276)
    Contract charges                                                  (116,183)      (58,738)             (4,157)            (5,212)
    Transfers between sub-accounts (including fixed account), net    1,052,332     5,738,149           1,516,982            841,840
    Other transfers from (to) the General Account                    4,224,425     7,363,355             987,791            494,216
    Net increase (decrease) in investment by Sponsor                      (150)            -               2,404              4,265
                                                                  ------------  ------------ ------------------- -------------------
    Net increase (decrease) in net assets from contract             21,881,491    37,420,799           6,238,065          8,058,432
                                                                  ------------  ------------ ------------------- -------------------
    Net increase (decrease) in net assets
     transactions                                                   13,798,737    31,891,480           6,244,236          7,506,319
NET ASSETS:
  Beginning of year                                                 51,083,162    19,191,682                   -                  -
                                                                  ------------  ------------ ------------------- -------------------
  End of year                                                     $ 64,881,899  $ 51,083,162  $        6,244,236  $       7,506,319
                                                                  ============  ============ =================== ==================

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                         SVS VENTURE
                                                                             VALUE                    HORIZON 5+ (b)
                                                                          PERIOD FROM              YEAR ENDED DECEMBER 31,
                                                                     -------------------        ----------------------------
                                                                     5/1/01* TO 12/31/01            2001             2000
                                                                     -------------------        ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                     $           (77,280)       $  1,219,680    $    717,499
    Net realized gain (loss)                                                     (14,779)         (1,787,304)      1,345,707
    Net unrealized gain (loss)                                                   220,898             469,703      (2,579,039)
                                                                     -------------------        ------------    ------------
    Net increase (decrease) in net assets from operations                        128,839             (97,921)       (515,833)
                                                                     -------------------        ------------    ------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     13,592,117             355,324       1,082,320
    Withdrawals                                                                 (153,076)           (929,093)     (2,912,019)
    Contract benefits                                                            (51,374)           (220,039)     (1,703,577)
    Contract charges                                                             (10,795)             (3,365)        (10,205)
    Transfers between sub-accounts (including fixed account), net              3,053,668         (23,847,268)     (2,488,465)
    Other transfers from (to) the General Account                              2,315,416          (1,128,324)        922,219
    Net increase (decrease) in investment by Sponsor                                 256                  (1)              -
                                                                     -------------------        ------------    ------------
    Net increase (decrease) in net assets from contract transactions          18,746,212         (25,772,766)     (5,109,727)
                                                                     -------------------        ------------    ------------
    Net increase (decrease) in net assets                                     18,875,051         (25,870,687)     (5,625,560)

NET ASSETS:
  Beginning of year                                                                    -          25,870,687      31,496,247
                                                                     -------------------        ------------    ------------
  End of year                                                        $        18,875,051        $          -    $ 25,870,687
                                                                     ===================        ============    ============


                                                                            HORIZON 10+ (b)                   HORIZON 20+ (b)
                                                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                     ------------------------------  ------------------------------
                                                                           2001           2000            2001             2000
                                                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                     $    1,153,429  $      585,196  $      399,958  $      127,534
    Net realized gain (loss)                                             (3,065,880)      2,947,504      (2,581,057)      2,126,761
    Net unrealized gain (loss)                                            1,404,431      (6,095,367)      1,706,763      (4,532,912)
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from operations                  (508,020)     (2,562,667)       (474,336)     (2,278,617)
                                                                     --------------  --------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   197,403       2,473,272         115,564         611,383
    Withdrawals                                                          (1,079,786)     (2,484,359)       (812,600)     (1,932,516)
    Contract benefits                                                      (291,881)     (1,550,074)        (71,028)       (452,632)
    Contract charges                                                         (5,128)        (14,199)         (2,911)         (7,992)
    Transfers between sub-accounts (including fixed account), net       (31,398,250)     (6,565,598)    (15,867,736)     (2,417,345)
    Other transfers from (to) the General Account                        (1,967,850)      1,239,652        (544,170)        182,511
    Net increase (decrease) in investment by Sponsor                              4             -                23             -
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets from contract transactions    (34,545,488)     (6,901,306)    (17,182,858)     (4,016,591)
                                                                     --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets                               (35,053,508)     (9,463,973)    (17,657,194)     (6,295,208)

NET ASSETS:
  Beginning of year                                                      35,053,508      44,517,481      17,657,194      23,952,402
                                                                     --------------  --------------  --------------  --------------
  End of year                                                                 $ -    $   35,053,508           $ -    $   17,657,194
                                                                     ==============  ==============  ==============  ==============

* Date of initial investment
(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT KG
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account KG ("The Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 13, 1996 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-two Sub-Accounts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                    INVESTMENT MANAGER
The Alger American Fund ("Alger")                             Fred Alger Management, Inc.
Credit Suisse, Warburg Pincus Trust ("WPT")                   Credit Suisse Asset Management, LLC.
Dreyfus Investment Portfolios ("Dreyfus")                     The Dreyfus Corporation
The Dreyfus Socially Responsible Growth Fund ("Dreyfus")      The Dreyfus Corporation
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")       INVESCO Funds Group, Inc.
Janus Aspen Series ("Janus Aspen")                            Janus Capital
Scudder Variable Series I (Class A) ("Scudder I")             Zurich Scudder Investments, Inc.
Scudder Variable Series II ("Scudder II")                     Zurich Scudder Investments, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2001, Scudder Variable Life Investment Fund and Kemper Variable Series (KVS) were renamed Scudder Variable Series I (SVSI) and Scudder Variable Series II (SVSII), respectively. In addition, the underlying investment options were re-branded from Kemper to Scudder.

     Also on May 1, 2001, the Kemper Horizon 5+, Kemper Horizon 10+, and Kemper Horizon 20+ funds ("Kemper Horizon") were all merged with the Scudder Total Return Portfolio fund. The contracts were transferred at no cost to the contract holders from the Kemper Horizon funds to the Scudder Total Return Portfolio fund on April 27, 2001, with the merger completed on May 1, 2001. The effect of these transactions is reflected in the Transfers Between Sub-Accounts line of the Statement of Changes in Net Assets.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                      PORTFOLIO INFORMATION
                                            ------------------------------------------
                                                                            NET ASSET
                                              NUMBER OF     AGGREGATE         VALUE
INVESTMENT PORTFOLIO                           SHARES         COST          PER SHARE
--------------------                        ------------   ------------   ------------
Alger American Balanced                        4,210,022   $ 59,196,067   $     13.080
Alger American Leveraged AllCap                1,047,100     48,517,856         31.550
Credit Suisse Emerging Markets                   258,998      2,118,078          8.430
Credit Suisse Global Post-Venture Capital        215,078      1,972,045          9.720
Dreyfus MidCap Stock                           2,838,831     39,946,881         13.800
Dreyfus Socially Responsible Growth              349,448     12,293,686         26.670
INVESCO VIF Utilities                            138,121      2,091,711         14.080
Janus Aspen Growth                                54,622      1,756,405         19.880
Janus Aspen Growth and Income                     81,720      1,601,484         14.870
Scudder 21st Century Growth Class A            1,033,059      8,177,156          6.230
Scudder Capital Growth Class A                 2,627,842     61,724,070         16.360
Scudder Global Discovery Class A               4,684,945     47,031,625          8.700
Scudder Growth and Income Class A              4,148,192     44,044,589          8.900
Scudder Health Sciences Class A                  957,628      9,885,175         10.650
Scudder International Class A                  3,807,359     30,491,681          8.050
Scudder Aggressive Growth (a)                  2,697,177     37,980,195         10.220
Scudder Blue Chip  (a)                        10,417,931    135,847,762         12.070
Scudder Contrarian Value  (a)                  8,402,357    118,520,911         13.400
Scudder Global Blue Chip  (a)                  1,856,327     19,685,610          9.650
Scudder Government Securities  (a)             8,500,236    101,718,326         12.330
Scudder Growth  (a)                            4,620,050    144,344,921         21.050
Scudder High Yield  (a)                       15,225,919    154,444,523          8.150
Scudder International  Research (a)            4,416,008     40,465,658          9.240
Scudder Investment Grade Bond (a)              5,402,141     60,966,448         11.490
Scudder Money Market  (a)                    220,779,537    220,779,537          1.000
Scudder New Europe (a)                           908,131      5,893,999          6.600
Scudder Small Cap Growth  (a)                  4,905,058     60,761,287         12.820
Scudder Small Cap Value (a)                    4,809,091     57,119,751         13.210
Scudder Strategic Income (a)                     753,033      7,602,523         10.270
Scudder Technology Growth  (a)                 8,967,862    141,944,169          9.360
Scudder Total Return (a)                      11,742,584    302,247,844         22.570
SVS Dreman Financial Services (a)              3,349,931     33,882,438         10.780
SVS Dreman High Return Equity (a)             12,581,123    128,135,186         10.810
SVS Dynamic Growth                               267,751      2,321,392          8.800
SVS Focus Value+Growth (a)                     6,013,520     90,448,807         13.080
SVS Focused Large Cap Growth  (a)              2,062,317     25,345,716          9.470
SVS Growth And Income  (a)                     7,389,230     81,084,336          9.050
SVS Growth Opportunities  (a)                  8,124,623     94,607,895          7.870
SVS Index 500 (a)                              7,587,972     75,024,399          8.550
SVS Mid-Cap Growth                               707,162      6,201,912          8.830
SVS Strategic Equity                             987,674      8,009,767          7.600
SVS Venture Value                              1,986,847     18,654,153          9.500

(a) Re-branded. See Note 1.

NOTE 4- EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are made during the accumulation and annuity payout phases.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

     The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended, are displayed in the table below.

                                                 Scudder Gateway
                                                 Advisor, Gateway    Scudder
                                                  Elite, & Gateway   Gateway
                                                      Plus          Incentive
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)              1.25%          1.30%
Administrative Expense (Annual Rate)                  0.15%          0.15%
Optional Rider                                         NA            0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)                  0.15%-0.35%         NA
Annual Contract Fee (Maximum)                         $35             $35

     Allmerica Investments, Inc., (Allmerica Investments), a wholly owned subsidiary of AFLIAC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

     Transactions from contractowners and sponsor were as follows:

                                                    SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND
                                                                   GATEWAY PLUS
                                                              YEAR ENDED DECEMBER 31,
                                                       2001                              2000
                                            ----------------------------    ----------------------------
                                               UNITS           AMOUNT          UNITS          AMOUNT
                                            ------------    ------------    ------------    ------------
Alger American Balanced
  Issuance of Units                           37,871,620    $ 37,648,696      27,090,004    $ 29,231,999
  Redemption of Units                         (8,934,948)     (8,927,578)     (2,183,184)     (2,298,705)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                   28,936,672    $ 28,721,118      24,906,820    $ 26,933,294
                                            ============    ============    ============    ============

Alger American Leveraged AllCap
  Issuance of Units                           22,243,804    $ 17,990,653      38,718,726    $ 44,546,158
  Redemption of Units                        (13,017,039)    (10,344,480)     (4,937,164)     (5,413,295)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                    9,226,765    $  7,646,173      33,781,562    $ 39,132,863
                                            ============    ============    ============    ============

Credit Suisse Emerging Markets
  Issuance of Units                           22,687,624    $ 15,670,373       1,264,142    $  1,080,847
  Redemption of Units                        (20,679,549)    (14,368,919)         (8,317)         (6,312)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                    2,008,075    $  1,301,454       1,255,825    $  1,074,535
                                            ============    ============    ============    ============

Credit Suisse Global Post-Venture Capital
  Issuance of Units                           37,604,268    $ 23,632,466       2,586,343    $  2,355,973
  Redemption of Units                        (36,225,193)    (22,845,242)        (31,363)        (25,799)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                    1,379,075    $    787,224       2,554,980    $  2,330,174
                                            ============    ============    ============    ============

Dreyfus MidCap Stock
  Issuance of Units                           23,475,039    $ 26,165,321      22,650,798    $ 25,994,421
  Redemption of Units                         (8,383,728)     (9,442,273)     (2,856,787)     (3,206,887)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                   15,091,311    $ 16,723,048      19,794,011    $ 22,787,534
                                            ============    ============    ============    ============

Dreyfus Socially Responsible Growth
  Issuance of Units                            5,994,071    $  5,373,261       8,620,439    $  9,948,288
  Redemption of Units                         (2,363,751)     (2,129,781)     (1,310,981)     (1,412,861)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                    3,630,320    $  3,243,480       7,309,458    $  8,535,427
                                            ============    ============    ============    ============

INVESCO VIF Utilities
  Issuance of Units                            2,962,499    $  2,148,280               -    $          -
  Redemption of Units                           (113,541)        (85,067)              -               -
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                    2,848,958    $  2,063,213               -    $          -
                                            ============    ============    ============    ============

Janus Aspen Growth
  Issuance of Units                               75,820    $     69,393       1,624,016    $  2,081,003
  Redemption of Units                           (455,933)       (409,349)       (423,196)       (509,402)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                     (380,113)   $   (339,956)      1,200,820    $  1,571,601
                                            ============    ============    ============    ============

Janus Aspen Growth and Income
  Issuance of Units                               72,139    $     87,399       1,412,214    $  2,070,278
  Redemption of Units                           (379,921)       (426,216)       (397,295)       (531,444)
                                            ------------    ------------    ------------    ------------
    Net increase (decrease)                     (307,782)   $   (338,817)      1,014,919    $  1,538,834
                                            ============    ============    ============    ============

                                                   SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND
                                                             GATEWAY PLUS (CONTINUED)
                                                              YEAR ENDED DECEMBER 31,
                                                    2001                                2000
                                      --------------------------------    --------------------------------
                                          UNITS             AMOUNT             UNITS            AMOUNT
                                      --------------    --------------    --------------    --------------
Scudder 21st Century Growth Class A
  Issuance of Units                        7,447,656    $    4,965,629         5,851,466    $    5,400,053
  Redemption of Units                     (1,903,302)       (1,335,402)         (623,825)         (578,003)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                5,544,354    $    3,630,227         5,227,641    $    4,822,050
                                      ==============    ==============    ==============    ==============

Scudder Capital Growth Class A
  Issuance of Units                       15,080,950    $   16,443,831        24,094,715    $   32,822,093
  Redemption of Units                    (16,276,515)      (17,543,703)      (10,433,207)      (13,988,491)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)               (1,195,565)   $   (1,099,872)       13,661,508    $   18,833,602
                                      ==============    ==============    ==============    ==============

Scudder Global Discovery Class A
  Issuance of Units                       51,368,161    $   65,418,787        36,429,948    $   59,248,053
  Redemption of Units                    (52,047,106)      (66,171,049)       (9,266,489)      (14,350,174)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                 (678,945)   $     (752,262)       27,163,459    $   44,897,879
                                      ==============    ==============    ==============    ==============

Scudder Growth and Income Class A
  Issuance of Units                       13,987,122    $   12,251,558        15,455,591    $   14,897,212
  Redemption of Units                     (9,245,534)       (8,124,363)      (10,317,191)       (9,883,659)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                4,741,588    $    4,127,195         5,138,400    $    5,013,553
                                      ==============    ==============    ==============    ==============

Scudder Health Sciences Class A
  Issuance of Units                       10,190,141    $   10,456,042                 -    $           -
  Redemption of Units                       (802,191)         (823,234)                -                -
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                9,387,950    $    9,632,808                 -    $           -
                                      ==============    ==============    ==============    ==============

Scudder International Class A
  Issuance of Units                    1,818,902,104    $1,639,224,219       192,313,341    $  235,560,362
  Redemption of Units                 (1,815,922,563)   (1,642,594,817)     (176,102,682)     (215,620,710)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                2,979,541    $   (3,370,598)       16,210,659    $   19,939,652
                                      ==============    ==============    ==============    ==============

Scudder Aggressive Growth (a)
  Issuance of Units                       12,622,847    $   14,596,791        28,101,888    $   43,288,968
  Redemption of Units                    (12,968,261)      (14,179,582)       (5,806,285)       (9,424,103)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                 (345,414)   $      417,209        22,295,603    $   33,864,865
                                      ==============    ==============    ==============    ==============

Scudder Blue Chip (a)
  Issuance of Units                       29,350,237    $   35,628,579        40,842,024    $   60,472,457
  Redemption of Units                    (25,256,690)      (30,133,148)      (21,655,489)      (31,968,568)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                4,093,547    $    5,495,431        19,186,535    $   28,503,889
                                      ==============    ==============    ==============    ==============

Scudder Contrarian Value (a)
  Issuance of Units                       20,132,268    $   32,173,361        17,162,538    $   23,027,195
  Redemption of Units                    (20,846,172)      (33,182,579)      (35,730,894)      (46,846,994)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                 (713,904)   $   (1,009,218)      (18,568,356)   $  (23,819,799)
                                      ==============    ==============    ==============    ==============

                                                            SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND
                                                                    GATEWAY PLUS (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,
                                                             2001                                 2000
                                                --------------------------------    --------------------------------
                                                     UNITS             AMOUNT           UNITS             AMOUNT
                                                --------------    --------------    --------------    --------------
Scudder Global Blue Chip (a)
  Issuance of Units                                 14,427,058    $   14,894,617         9,678,813    $   11,402,593
  Redemption of Units                              (11,629,453)      (11,740,566)       (2,867,588)       (3,255,734)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                          2,797,605    $    3,154,051         6,811,225    $    8,146,859
                                                ==============    ==============    ==============    ==============

Scudder Government Securities (a)
  Issuance of Units                                 90,864,940    $  114,489,585        27,871,500    $   28,793,398
  Redemption of Units                              (53,019,133)      (66,852,106)      (30,760,957)      (31,992,006)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                         37,845,807    $   47,637,479        (2,889,457)   $   (3,198,608)
                                                ==============    ==============    ==============    ==============

Scudder Growth (a)
  Issuance of Units                                 15,769,457    $   20,635,277        39,796,166    $   71,496,350
  Redemption of Units                              (23,952,693)      (29,875,915)      (20,732,985)      (36,185,112)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                         (8,183,236)   $   (9,240,638)       19,063,181    $   35,311,238
                                                ==============    ==============    ==============    ==============

Scudder High Yield (a)
  Issuance of Units                                 63,759,399    $   64,899,077        45,048,911    $   47,471,620
  Redemption of Units                              (58,792,624)      (60,333,683)      (60,567,594)      (65,966,596)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                          4,966,775    $    4,565,394       (15,518,683)   $  (18,494,976)
                                                ==============    ==============    ==============    ==============

Scudder International  Research (a)
  Issuance of Units                                245,605,657    $  286,834,861       126,698,299    $  186,041,434
  Redemption of Units                             (250,449,171)     (294,262,371)     (122,515,899)     (180,959,463)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                         (4,843,514)   $   (7,427,510)        4,182,400    $    5,081,971
                                                ==============    ==============    ==============    ==============

Scudder Investment Grade Bond (a)
  Issuance of Units                                 36,811,582    $   44,674,624        12,048,258    $   13,549,756
  Redemption of Units                              (26,840,984)      (32,372,449)      (14,038,917)      (15,713,638)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                          9,970,598    $   12,302,175        (1,990,659)   $   (2,163,882)
                                                ==============    ==============    ==============    ==============

Scudder Money Market (a)
  Issuance of Units                              2,310,609,383    $2,734,403,111       699,718,140    $  793,216,300
  Redemption of Units                           (2,209,277,090)   (2,614,229,609)     (676,502,882)     (766,695,885)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                        101,332,293    $  120,173,502        23,215,258    $   26,520,415
                                                ==============    ==============    ==============    ==============

Scudder New Europe (a)
  Issuance of Units                                195,109,368    $  136,544,972         9,397,732    $    8,883,684
  Redemption of Units                             (193,565,042)     (135,855,750)       (5,994,020)       (5,644,504)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                          1,544,326    $      689,222         3,403,712    $    3,239,180
                                                ==============    ==============    ==============    ==============

Scudder Small Cap Growth (a)
  Issuance of Units                                252,914,271    $  336,507,520       112,417,609    $  233,905,288
  Redemption of Units                             (254,021,038)     (338,734,965)      (98,636,195)     (204,017,902)
                                                --------------    --------------    --------------    --------------
    Net increase (decrease)                         (1,106,767)   $   (2,227,445)       13,781,414    $   29,887,386
                                                ==============    ==============    ==============    ==============

                                                      SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND
                                                             GATEWAY PLUS (CONTINUED)
                                                             YEAR ENDED DECEMBER 31,
                                                      2001                            2000
                                           ----------------------------    ----------------------------
                                              UNITS           AMOUNT          UNITS            AMOUNT
                                           ------------    ------------    ------------    ------------
Scudder Small Cap Value (a)
  Issuance of Units                          37,051,901    $ 44,202,646       8,649,744    $  9,142,291
  Redemption of Units                       (22,775,322)    (26,646,536)    (13,619,289)    (14,480,871)
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                  14,276,579    $ 17,556,110      (4,969,545)   $ (5,338,580)
                                           ============    ============    ============    ============

Scudder Strategic Income (a)
  Issuance of Units                           5,319,056    $  5,682,708       1,877,883    $  1,872,858
  Redemption of Units                        (2,187,251)     (2,334,595)     (1,409,741)     (1,394,337)
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                   3,131,805    $  3,348,113         468,142    $    478,521
                                           ============    ============    ============    ============

Scudder Technology Growth (a)
  Issuance of Units                          48,458,384    $ 54,657,120      93,384,642    $178,552,088
  Redemption of Units                       (46,205,334)    (51,024,575)    (34,640,188)    (61,763,638)
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                   2,253,050    $  3,632,545      58,744,454    $116,788,450
                                           ============    ============    ============    ============

Scudder Total Return (a)
  Issuance of Units                          82,359,399    $114,069,631      48,839,681    $ 71,380,737
  Redemption of Units                       (39,235,978)    (53,113,965)    (34,506,638)    (50,297,767)
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                  43,123,421    $ 60,955,666      14,333,043    $ 21,082,970
                                           ============    ============    ============    ============

SVS Dreman Financial Services (a)
  Issuance of Units                          18,343,977    $ 20,117,427      23,885,541    $ 22,238,101
  Redemption of Units                       (12,847,231)    (14,159,746)    (16,247,595)    (14,921,169)
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                   5,496,746    $  5,957,681       7,637,946    $  7,316,932
                                           ============    ============    ============    ============

SVS Dreman High Return Equity (a)
  Issuance of Units                          68,753,219    $ 79,800,282      32,662,791    $ 31,563,182
  Redemption of Units                       (27,960,599)    (31,999,012)    (35,371,476)    (31,640,622)
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                  40,792,620    $ 47,801,270      (2,708,685)   $    (77,440)
                                           ============    ============    ============    ============

SVS Dynamic Growth
   Issuance of Units                          2,900,480    $  2,523,016             -      $        -
  Redemption of Units                          (229,193)       (204,719)            -               -
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                   2,671,287    $  2,318,297             -      $        -
                                           ============    ============    ============    ============

SVS Focus Value+Growth (a)
  Issuance of Units                           9,157,777    $ 13,641,912      10,549,619    $ 16,533,539
  Redemption of Units                       (12,063,783)    (17,564,055)    (14,776,690)    (23,421,933)
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                  (2,906,006)   $ (3,922,143)     (4,227,071)   $ (6,888,394)
                                           ============    ============    ============    ============

SVS Focused Large Cap Growth (a)
  Issuance of Units                          10,838,001    $ 10,758,432      20,864,588    $ 28,444,038
  Redemption of Units                        (6,218,130)     (6,085,798)     (5,488,329)     (7,355,320)
                                           ------------    ------------    ------------    ------------
    Net increase (decrease)                   4,619,871    $  4,672,634      15,376,259    $ 21,088,718
                                           ============    ============    ============    ============

                                                  SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND
                                                          GATEWAY PLUS (CONTINUED)
                                                           YEAR ENDED DECEMBER 31,
                                                    2001                                2000
                                      --------------------------------    --------------------------------
                                           UNITS            AMOUNT             UNITS             AMOUNT
                                      --------------    --------------    --------------    --------------
SVS Growth and Income (a)
  Issuance of Units                       34,056,122    $   31,625,599        73,793,719    $   84,629,381
  Redemption of Units                    (22,382,369)      (20,612,364)      (21,616,099)      (24,346,993)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)               11,673,753    $   11,013,235        52,177,620    $   60,282,388
                                      ==============    ==============    ==============    ==============

SVS Growth Opportunities (a)
  Issuance of Units                       27,495,074    $   24,173,312        94,550,479    $  112,932,230
  Redemption of Units                    (27,585,618)      (23,676,779)      (21,947,200)      (25,551,841)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                  (90,544)   $      496,533        72,603,279    $   87,380,389
                                      ==============    ==============    ==============    ==============

SVS Index 500 (a)
  Issuance of Units                       44,617,712    $   38,981,115        51,673,054    $   54,037,055
  Redemption of Units                    (21,153,793)      (18,016,611)      (16,521,934)      (16,616,256)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)               23,463,919    $   20,964,504        35,151,120    $   37,420,799
                                      ==============    ==============    ==============    ==============

SVS Mid-Cap Growth
  Issuance of Units                        7,367,603    $    6,477,431               -      $            -
  Redemption of Units                       (519,709)         (487,422)              -                   -
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                6,847,894    $    5,990,009               -      $            -
                                      ==============    ==============    ==============    ==============

SVS Strategic Equity
  Issuance of Units                       10,092,033    $    8,166,250               -      $            -
  Redemption of Units                       (306,478)         (257,053)              -                   -
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)                9,785,555    $    7,909,197               -      $            -
                                      ==============    ==============    ==============    ==============

SVS Venture Value
  Issuance of Units                       19,808,104    $   18,530,358               -      $            -
  Redemption of Units                       (494,198)         (476,670)              -                   -
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)               19,313,906    $   18,053,688               -      $            -
                                      ==============    ==============    ==============    ==============

Horizon 5 (b)
  Issuance of Units                          961,815    $    1,184,443         3,087,327    $    3,651,279
  Redemption of Units                    (22,069,389)      (26,957,033)       (7,247,034)       (8,761,006)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)              (21,107,574)   $  (25,772,590)       (4,159,707)   $   (5,109,727)
                                      ==============    ==============    ==============    ==============

Horizon 10+ (b)
  Issuance of Units                          730,299    $      924,510         3,602,207    $    4,638,651
  Redemption of Units                    (28,327,097)      (35,469,693)       (8,888,274)      (11,539,957)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)              (27,596,798)   $  (34,545,183)       (5,286,067)   $   (6,901,306)
                                      ==============    ==============    ==============    ==============

Horizon 20+ (b)
  Issuance of Units                          141,419    $      176,343         1,365,038    $    1,603,162
  Redemption of Units                    (14,010,486)      (17,358,851)       (4,363,492)       (5,619,753)
                                      --------------    --------------    --------------    --------------
    Net increase (decrease)              (13,869,067)   $  (17,182,508)       (2,998,454)   $   (4,016,591)
                                      ==============    ==============    ==============    ==============

(a) Re-branded.  See Note 1.
(b) Fund merged.  See Note 1.


                                                                    SCUDDER GATEWAY INCENTIVE
                                                                      YEAR ENDED DECEMBER 31,
                                                              2001                              2000
                                                --------------------------------    -------------------------------
                                                    UNITS             AMOUNT            UNITS            AMOUNT
                                                --------------    --------------    --------------   --------------
Alger American Balanced
  Issuance of Units                                    206,818    $      202,841                 -   $            -
  Redemption of Units                                   (7,754)           (7,497)                -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                            199,064    $      195,344                 -   $            -
                                                ==============    ==============    ==============   ==============

Alger American Leveraged AllCap
  Issuance of Units                                     62,110    $       57,656                 -   $            -
  Redemption of Units                                   (4,406)           (3,936)                -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                             57,704    $       53,720                 -   $            -
                                                ==============    ==============    ==============   ==============

Credit Suisse Emerging Markets
  Issuance of Units                                      2,000    $        2,000                 -   $            -
  Redemption of Units                                      -                 -                   -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                              2,000    $        2,000                 -   $            -
                                                ==============    ==============    ==============   ==============

Credit Suisse Global Post-Venture Capital
  Issuance of Units                                      2,000    $        2,000                 -   $            -
  Redemption of Units                                      -                 -                   -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                              2,000    $        2,000                 -   $            -
                                                ==============    ==============    ==============   ==============

Dreyfus MidCap Stock
  Issuance of Units                                     41,157    $       41,806                 -   $            -
  Redemption of Units                                     (194)             (188)                -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                             40,963    $       41,618                 -   $            -
                                                ==============    ==============    ==============   ==============

Dreyfus Socially Responsible Growth
  Issuance of Units                                      2,000    $        2,000                 -   $            -
  Redemption of Units                                      -                 -                   -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                              2,000    $        2,000                 -   $            -
                                                ==============    ==============    ==============   ==============

INVESCO VIF Utilities
  Issuance of Units                                     22,180    $       19,414                 -   $            -
  Redemption of Units                                      (99)              (79)                -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                             22,081    $       19,335                 -   $            -
                                                ==============    ==============    ==============   ==============

Scudder 21st Century Growth Class A
  Issuance of Units                                      7,288    $        6,371                 -   $            -
  Redemption of Units                                      -                 -                   -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                              7,288    $        6,371                 -   $            -
                                                ==============    ==============    ==============   ==============

Scudder Capital Growth Class A
  Issuance of Units                                     37,708    $       35,480                 -   $            -
  Redemption of Units                                      -                 -                   -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                             37,708    $       35,480                 -   $            -
                                                ==============    ==============    ==============   ==============

Scudder Global Discovery Class A
  Issuance of Units                                     36,824    $       30,618                 -   $            -
  Redemption of Units                                      -                 -                   -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                             36,824    $       30,618                 -   $            -
                                                ==============    ==============    ==============   ==============

Scudder Growth and Income Class A
  Issuance of Units                                     22,149    $       21,601                 -   $            -
  Redemption of Units                                     (375)             (327)                -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                             21,774    $       21,274                 -   $            -
                                                ==============    ==============    ==============   ==============

                                                                    SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,
                                                                   2001                               2000
                                                     --------------------------------    -------------------------------
                                                         UNITS              AMOUNT           UNITS             AMOUNT
                                                     --------------    --------------    --------------   --------------
Scudder Health Sciences Class A
  Issuance of Units                                          52,225    $       53,852                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  52,225    $       53,852                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder International Class A
  Issuance of Units                                          64,528    $       58,979                 -   $            -
  Redemption of Units                                          (295)             (274)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  64,233    $       58,705                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Aggressive Growth (a)
  Issuance of Units                                          66,370    $       61,635                 -   $            -
  Redemption of Units                                          (297)             (265)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  66,073    $       61,370                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Blue Chip (a)
  Issuance of Units                                         223,034    $      217,298                 -   $            -
  Redemption of Units                                       (27,369)          (26,891)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 195,665    $      190,407                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Contrarian Value (a)
  Issuance of Units                                          43,568    $       44,255                 -   $            -
  Redemption of Units                                        (1,199)           (1,186)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  42,369    $       43,069                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Global Blue Chip (a)
  Issuance of Units                                          89,692    $       89,237                 -   $            -
  Redemption of Units                                          (473)             (420)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  89,219    $       88,817                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Government Securities (a)
  Issuance of Units                                         348,950    $      358,790                 -   $            -
  Redemption of Units                                       (74,977)          (77,286)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 273,973    $      281,504                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Growth (a)
  Issuance of Units                                          28,430    $       26,107                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  28,430    $       26,107                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder High Yield (a)
  Issuance of Units                                          22,744    $       22,544                 -   $            -
  Redemption of Units                                        (1,306)           (1,245)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  21,438    $       21,299                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder International  Research (a)
  Issuance of Units                                          24,145    $       22,953                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  24,145    $       22,953                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Investment Grade Bond (a)
  Issuance of Units                                         153,631    $      156,073                 -   $            -
  Redemption of Units                                        (7,804)           (8,139)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 145,827    $      147,934                 -   $            -
                                                     ==============    ==============    ==============   ==============

                                                                     SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,
                                                                   2001                               2000
                                                     --------------------------------    -------------------------------
                                                          UNITS            AMOUNT            UNITS           AMOUNT
                                                     --------------    --------------    --------------   --------------
Scudder Money Market (a)
  Issuance of Units                                         598,992    $      603,657                 -   $            -
  Redemption of Units                                      (497,150)         (502,279)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 101,842    $      101,378                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder New Europe (a)
  Issuance of Units                                           3,157    $        2,960                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                   3,157    $        2,960                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Small Cap Growth (a)
  Issuance of Units                                          62,417    $       49,928                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  62,417    $       49,928                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Small Cap Value (a)
  Issuance of Units                                          33,122    $       34,643                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  33,122    $       34,643                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Strategic Income (a)
  Issuance of Units                                          48,517    $       48,547                 -   $            -
  Redemption of Units                                       (14,238)          (14,587)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  34,279    $       33,960                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Technology Growth (a)
  Issuance of Units                                         199,192    $      173,740                 -   $            -
  Redemption of Units                                       (14,575)          (11,936)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 184,617    $      161,804                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Total Return (a)
  Issuance of Units                                         157,034    $      152,817                 -   $            -
  Redemption of Units                                        (4,907)           (4,701)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 152,127    $      148,116                 -   $            -
                                                     ==============    ==============    ==============   ==============

SVS Dreman Financial Services (a)
  Issuance of Units                                          42,208    $       42,745                 -   $            -
  Redemption of Units                                        (3,414)           (3,386)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  38,794    $       39,359                 -   $            -
                                                     ==============    ==============    ==============   ==============

SVS Dreman High Return Equity (a)
  Issuance of Units                                         350,940    $      351,313                 -   $            -
  Redemption of Units                                       (22,928)          (22,779)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 328,012    $      328,534                 -   $            -
                                                     ==============    ==============    ==============   ==============

SVS Dynamic Growth (a)
  Issuance of Units                                          21,336    $       17,481                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  21,336    $       17,481                 -   $            -
                                                     ==============    ==============    ==============   ==============

SVS Focus Value+Growth (a)
  Issuance of Units                                          36,003    $       34,923                 -   $            -
  Redemption of Units                                          (188)             (151)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  35,815    $       34,772                 -   $            -
                                                     ==============    ==============    ==============   ==============

                                                        SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                               YEAR ENDED DECEMBER 31,
                                                       2001                           2000
                                           ----------------------------    ---------------------------
                                              UNITS           AMOUNT           UNITS         AMOUNT
                                           ------------    ------------    ------------   ------------
SVS Focused Large Cap Growth (a)
  Issuance of Units                              85,552    $     74,263               -   $          -
  Redemption of Units                                 -               -               -              -
                                           ------------    ------------    ------------   ------------
    Net increase (decrease)                      85,552    $     74,263               -   $          -
                                           ============    ============    ============   ============

SVS Growth and Income (a)
  Issuance of Units                             168,819    $    164,944               -   $          -
  Redemption of Units                           (10,137)         (9,389)              -              -
                                           ------------    ------------    ------------   ------------
    Net increase (decrease)                     158,682    $    155,555               -   $          -
                                           ============    ============    ============   ============

SVS Growth Opportunities (a)
  Issuance of Units                              77,894    $     73,471               -   $          -
  Redemption of Units                            (9,321)         (8,025)              -              -
                                           ------------    ------------    ------------   ------------
    Net increase (decrease)                      68,573    $     65,446               -   $          -
                                           ============    ============    ============   ============

SVS Index 500 (a)
  Issuance of Units                             453,037    $    428,635               -   $          -
  Redemption of Units                           (23,640)        (23,569)              -              -
                                           ------------    ------------    ------------   ------------
    Net increase (decrease)                     429,397    $    405,066               -   $          -
                                           ============    ============    ============   ============

SVS Mid-Cap Growth
  Issuance of Units                              62,848    $     54,440               -   $          -
  Redemption of Units                                 -               -               -              -
                                           ------------    ------------    ------------   ------------
    Net increase (decrease)                      62,848    $     54,440               -   $          -
                                           ============    ============    ============   ============

SVS Strategic Equity
  Issuance of Units                              81,291    $     67,564               -   $          -
  Redemption of Units                                 -               -               -              -
                                           ------------    ------------    ------------   ------------
    Net increase (decrease)                      81,291    $     67,564               -   $          -
                                           ============    ============    ============   ============

SVS Venture Value
  Issuance of Units                             212,407    $    199,832               -   $          -
  Redemption of Units                            (4,917)         (4,613)              -              -
                                           ------------    ------------    ------------   ------------
    Net increase (decrease)                     207,490    $    195,219               -   $          -
                                           ============    ============    ============   ============

(a) Re-branded.  See Note 1.

                                                  SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER
                                                             YEAR ENDED DECEMBER 31,
                                                    2001                              2000
                                      --------------------------------    -------------------------------
                                           UNITS            AMOUNT            UNITS            AMOUNT
                                      --------------    --------------    --------------   --------------
Alger American Balanced
  Issuance of Units                          378,248    $      369,246                 -   $            -
  Redemption of Units                         (4,867)           (5,283)                -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                  373,381    $      363,963                 -   $            -
                                      ==============    ==============    ==============   ==============

Alger American Leveraged AllCap
  Issuance of Units                          290,136    $      283,267                 -   $            -
  Redemption of Units                         (9,541)           (9,033)                -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                  280,595    $      274,234                 -   $            -
                                      ==============    ==============    ==============   ==============

Credit Suisse Emerging Markets
  Issuance of Units                           27,794    $       21,151                 -   $            -
  Redemption of Units                        (20,611)          (15,030)                -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                    7,183    $        6,121                 -   $            -
                                      ==============    ==============    ==============   ==============

Credit Suisse Global Post-Venture
  Capital
  Issuance of Units                            2,000    $        2,000                 -   $            -
  Redemption of Units                              -                 -                 -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                    2,000    $        2,000                 -   $            -
                                      ==============    ==============    ==============   ==============

Dreyfus MidCap Stock
  Issuance of Units                          194,179    $      199,054                 -   $            -
  Redemption of Units                        (10,870)          (11,001)                -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                  183,309    $      188,053                 -   $            -
                                      ==============    ==============    ==============   ==============

Dreyfus Socially Responsible
  Growth
  Issuance of Units                            8,247    $        8,253                 -   $            -
  Redemption of Units                           (299)             (268)                -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                    7,948    $        7,985                 -   $            -
                                      ==============    ==============    ==============   ==============

INVESCO VIF Utilities
  Issuance of Units                            2,000    $        2,000                 -   $            -
  Redemption of Units                              -                 -                 -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                    2,000    $        2,000                 -   $            -
                                      ==============    ==============    ==============   ==============

Scudder 21st Century Growth
  Class A
  Issuance of Units                           25,952    $       22,133                 -   $            -
  Redemption of Units                              -                 -                 -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                   25,952    $       22,133                 -   $            -
                                      ==============    ==============    ==============   ==============

Scudder Capital Growth
  Class A
  Issuance of Units                           78,384    $       72,956                 -   $            -
  Redemption of Units                              -                 -                 -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                   78,384    $       72,956                 -   $            -
                                      ==============    ==============    ==============   ==============

Scudder Global Discovery
  Class A
  Issuance of Units                           97,538    $       84,363                 -   $            -
  Redemption of Units                           (852)             (683)                -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                   96,686    $       83,680                 -   $            -
                                      ==============    ==============    ==============   ==============

Scudder Growth and Income Class A
  Issuance of Units                          221,820    $      212,830                 -   $            -
  Redemption of Units                         (6,244)           (5,702)                -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                  215,576    $      207,128                 -   $            -
                                      ==============    ==============    ==============   ==============

Scudder Health Sciences Class A
  Issuance of Units                          548,238    $      560,459                 -   $            -
  Redemption of Units                       (320,897)         (325,354)                -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                  227,341    $      235,105                 -   $            -
                                      ==============    ==============    ==============   ==============

Scudder International Class A
  Issuance of Units                           41,815    $       38,301                 -   $            -
  Redemption of Units                              -                 -                 -                -
                                      --------------    --------------    --------------   --------------
    Net increase (decrease)                   41,815    $       38,301                 -   $            -
                                      ==============    ==============    ==============   ==============

Scudder Aggressive Growth (a)
  Issuance of Units                           95,010    $       82,841                 -   $            -
  Redemption of Units                            (47)              (37)                -                -
                                      --------------    --------------    --------------   --------------

    Net increase (decrease)                   94,963    $       82,804                 -   $            -
                                      ==============    ==============    ==============   ==============


                                                         SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                            YEAR ENDED DECEMBER 31,
                                                                   2001                               2000
                                                     --------------------------------    -------------------------------
                                                          UNITS            AMOUNT             UNITS           AMOUNT
                                                     --------------    --------------    --------------   --------------
Scudder Blue Chip (a)
  Issuance of Units                                         305,593    $      287,900                 -   $            -
  Redemption of Units                                        (5,885)           (5,262)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 299,708    $      282,638                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Contrarian Value (a)
  Issuance of Units                                          97,639    $      100,256                 -   $            -
  Redemption of Units                                       (14,848)          (15,044)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  82,791    $       85,212                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Global Blue Chip (a)
  Issuance of Units                                          16,181    $       14,664                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  16,181    $       14,664                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Government Securities (a)
  Issuance of Units                                       1,473,119    $    1,551,935                 -   $            -
  Redemption of Units                                    (1,423,248)       (1,495,337)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  49,871    $       56,598                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Growth (a)
  Issuance of Units                                          62,090    $       58,087                 -   $            -
  Redemption of Units                                           (55)              (48)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  62,035    $       58,039                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder High Yield (a)
  Issuance of Units                                         138,380    $      134,676                 -   $            -
  Redemption of Units                                        (3,720)           (3,487)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                 134,660    $      131,189                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder International  Research (a)
  Issuance of Units                                          52,431    $       48,369                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  52,431    $       48,369                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Investment Grade Bond (a)
  Issuance of Units                                         100,668    $      102,441                 -   $            -
  Redemption of Units                                        (5,150)           (5,307)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  95,518    $       97,134                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Money Market (a)
  Issuance of Units                                       3,117,842    $    3,158,851                 -   $            -
  Redemption of Units                                    (1,655,834)       (1,678,264)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                               1,462,008    $    1,480,587                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder New Europe (a)
  Issuance of Units                                          35,181    $       32,404                 -   $            -
  Redemption of Units                                             -                 -                 -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  35,181    $       32,404                 -   $            -
                                                     ==============    ==============    ==============   ==============

Scudder Small Cap Growth (a)
  Issuance of Units                                          46,090    $       40,648                 -   $            -
  Redemption of Units                                        (2,030)           (1,615)                -                -
                                                     --------------    --------------    --------------   --------------
    Net increase (decrease)                                  44,060    $       39,033                 -   $            -
                                                     ==============    ==============    ==============   ==============


                                                     SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,
                                                            2001                               2000
                                                ----------------------------------   ----------------------------------
                                                    UNITS            AMOUNT             UNITS               AMOUNT
                                                --------------     ---------------   ----------------   ---------------
Scudder Small Cap Value (a)
  Issuance of Units                                     107,345    $       115,214                  -   $             -
  Redemption of Units                                   (17,724)           (18,975)                 -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                              89,621    $        96,239                  -   $             -
                                                ===============    ===============    ===============   ===============
Scudder Strategic Income (a)
  Issuance of Units                                       3,250    $         3,270                  -   $             -
  Redemption of Units                                         -                  -                  -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                               3,250    $         3,270                  -   $             -
                                                ===============    ===============    ===============   ===============

Scudder Technology Growth (a)
  Issuance of Units                                     332,059    $       262,971                  -   $             -
  Redemption of Units                                    (9,000)            (7,004)                 -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                             323,059    $       255,967                  -   $             -
                                                ===============    ===============    ===============   ===============

Scudder Total Return (a)
  Issuance of Units                                     780,593    $       757,885                  -   $             -
  Redemption of Units                                    (8,383)            (8,936)                 -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                             772,210    $       748,949                  -   $             -
                                                ===============    ===============    ===============   ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                     493,853    $       488,902                  -   $             -
  Redemption of Units                                  (261,875)          (253,068)                 -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                             231,978    $       235,834                  -   $             -
                                                ===============    ===============    ===============   ===============

SVS Dreman High Return Equity (a)
  Issuance of Units                                   1,530,902    $     1,526,464                  -   $             -
  Redemption of Units                                  (383,746)          (368,877)                 -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                           1,147,156    $     1,157,587                  -   $             -
                                                ===============    ===============    ===============   ===============

SVS Dynamic Growth (a)
  Issuance of Units                                      10,324    $         9,500                  -   $             -
  Redemption of Units                                         -                  -                  -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                              10,324    $         9,500                  -   $             -
                                                ===============    ===============    ===============   ===============

SVS Focus Value+Growth (a)
  Issuance of Units                                       9,549    $         9,236                  -   $             -
  Redemption of Units                                         -                  -                  -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                               9,549    $         9,236                  -   $             -
                                                ===============    ===============    ===============   ===============

SVS Focused Large Cap Growth (a)
  Issuance of Units                                      42,011    $        37,252                  -   $             -
  Redemption of Units                                         -                  -                  -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                              42,011    $        37,252                  -   $             -
                                                ===============    ===============    ===============   ===============

SVS Growth and Income (a)
  Issuance of Units                                   1,225,466    $     1,118,120                  -   $             -
  Redemption of Units                                  (447,947)          (394,537)                 -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                             777,519    $       723,583                  -   $             -
                                                ===============    ===============    ===============   ===============

SVS Growth Opportunities (a)
  Issuance of Units                                     155,787    $       155,350                  -   $             -
  Redemption of Units                                    (8,984)            (7,820)                 -                 -
                                                ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                             146,803    $       147,530                  -   $             -
                                                ===============    ===============    ===============   ===============


                                                     SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,
                                                            2001                               2000
                                                --------------------------------    -------------------------------
                                                    UNITS            AMOUNT             UNITS             AMOUNT
                                                --------------    --------------    --------------   --------------
SVS Index 500 (a)
  Issuance of Units                                    542,830    $      523,934                 -   $            -
  Redemption of Units                                  (12,896)          (12,013)                -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                            529,934    $      511,921                 -   $            -
                                                ==============    ==============    ==============   ==============

SVS Mid-Cap Growth
  Issuance of Units                                    230,398    $      195,316                 -   $            -
  Redemption of Units                                   (2,000)           (1,700)                -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                            228,398    $      193,616                 -   $            -
                                                ==============    ==============    ==============   ==============

SVS Strategic Equity
  Issuance of Units                                    103,957    $       81,672                 -   $            -
  Redemption of Units                                        -                 -                 -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                            103,957    $       81,672                 -   $            -
                                                ==============    ==============    ==============   ==============

SVS Venture Value
  Issuance of Units                                    939,677    $      851,834                 -   $            -
  Redemption of Units                                 (403,060)         (354,529)                -                -
                                                --------------    --------------    --------------   --------------
    Net increase (decrease)                            536,617    $      497,305                 -   $            -
                                                ==============    ==============    ==============   ==============

(a) Re-branded.  See Note 1.

NOTE 6 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                              PURCHASES            SALES
--------------------                            --------------   --------------
Alger American Balanced                         $   31,241,073   $    1,312,406
Alger American Leveraged AllCap                     12,727,491        4,085,678
Credit Suisse Emerging Markets                      14,814,308       13,531,612
Credit Suisse Global Post-Venture Capital           22,688,483       21,927,713
Dreyfus MidCap Stock                                18,446,179        1,871,324
Dreyfus Socially Responsible Growth                  4,191,911        1,054,980
INVESCO VIF Utilities                                2,136,970           40,949
Janus Aspen Growth                                      49,615          405,630
Janus Aspen Growth and Income                           64,415          404,154
Scudder 21st Century Growth Class A                  4,271,478          685,294
Scudder Capital Growth Class A                      15,115,838       10,407,378
Scudder Global Discovery Class A                    54,684,666       55,086,211
Scudder Growth and Income Class A                    8,981,550        3,905,960
Scudder Health Sciences Class A                     10,385,617          498,748
Scudder International Class A                    1,567,865,044    1,560,941,979
Scudder Aggressive Growth (a)                        8,045,816        7,583,585
Scudder Blue Chip (a)                               16,464,112       11,728,890
Scudder Contrarian Value (a)                        17,977,343       18,458,547
Scudder Global Blue Chip (a)                        13,064,724        9,510,273
Scudder Government Securities (a)                   94,342,566       44,418,597
Scudder Growth (a)                                  16,318,278       16,562,183
Scudder High Yield (a)                              63,528,020       45,722,292
Scudder International  Research (a)                291,972,343      291,700,753
Scudder Investment Grade Bond (a)                   33,998,545       19,456,134
Scudder Money Market (a)                         2,397,532,229    2,272,595,925
Scudder New Europe (a)                             131,012,469      130,236,649
Scudder Small Cap Growth (a)                       315,520,890      308,136,530
Scudder Small Cap Value (a)                         32,471,928       15,462,886
Scudder Strategic Income (a)                         4,768,666        1,419,908
Scudder Technology Growth (a)                       30,157,722       27,257,277
Scudder Total Return  (a)                           98,637,861       25,536,097
SVS Dreman Financial Services (a)                   14,538,051        8,288,430
SVS Dreman High Return Equity (a)                   57,719,216        8,757,720
SVS Dynamic Growth                                   2,422,228           86,991
SVS Focus Value+Growth (a)                          11,209,481        9,613,795
SVS Focused Large Cap Growth (a)                     7,425,847        2,890,143
SVS Growth And Income  (a)                          19,157,940        7,732,588
SVS Growth Opportunities (a)                        10,156,687       10,460,413
SVS Index 500 (a)                                   28,811,042        7,448,029
SVS Mid-Cap Growth                                   6,391,574          177,364
SVS Strategic Equity                                 8,079,343           61,104
SVS Venture Value                                   19,084,657          415,725
Horizon 5 (b)                                        2,392,501       26,719,980
Horizon 10+ (b)                                      3,211,551       35,095,637
Horizon 20+ (b)                                      1,289,668       17,307,293

(a) Re-branded.  See Note 1.
(b) Fund Merged.  See Note 1.

NOTE 7 - FINANCIAL HIGHLIGHTS


     A summary of unit values, units outstanding, income and expence ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                           AT DECEMBER 31
                                                           --------------

                                                          UNIT         UNIT
                                                          VALUE        VALUE
                                             UNITS        LOWEST      HIGHEST      NET ASSETS
                                          ----------    ---------    ---------     ----------
Alger American Balanced
2001                                      56,146,387    $0.972092    $0.980859     55,067,090
Alger American Leveraged All Cap
2001                                      44,841,880     0.735302     0.925174     33,036,008
Credit Suisse Emerging Markets
2001                                       3,273,083     0.666560     0.847751      2,183,356
Credit Suisse Global Post-Venture Capital
2001                                       3,938,055     0.530607     0.781644      2,090,560
Dreyfus Mid Cap Stock
2001                                      35,625,728     1.006936     1.100236     39,175,872
Dreyfus Socially Responsible Growth
2001                                      11,827,462     0.787941     0.832960      9,319,776
INVESCO VIF Utilities
2001                                       2,873,039     0.675355     0.676898      1,944,744
Janus Aspen Growth
2001                                       1,373,169     0.790783     0.790783      1,085,879
Janus Aspen Growth and Income
2001                                       1,136,546     1.069183     1.069183      1,215,176
Scudder  21st Century Growth Class A
2001                                      10,805,235     0.594806     0.865372      6,435,963
Scudder Capital Growth Class A
2001                                      43,135,185     0.871292     0.997004     42,991,429
Scudder Global Discovery Class A
2001                                      37,604,833     0.810683     1.084897     40,760,825
Scudder Growth and Income Class A
2001                                      44,530,521     0.828509     0.935484     36,918,903
Scudder Health Sciences Class A
2001                                       9,667,516     1.052889     1.055000     10,198,736
Scudder International Class A
2001                                      38,790,344     0.754296     0.790221     30,649,243
Scudder Aggressive Growth (c)
2001                                      27,543,634     0.818539     1.001848     27,565,131
Scudder Blue Chip (c)
2001                                     108,911,008     0.892093     1.155757    125,744,428
Scudder Contrarian Value (c)
2001                                      70,640,700     1.022969     1.594875    112,591,601
Scudder Global Blue Chip (c)
2001                                      18,273,620     0.882739     0.980851     17,913,531
Scudder Government Securities (c)
2001                                      80,933,218     1.043636     1.295995    104,807,932
Scudder Growth (c)
2001                                      87,074,314     0.869080     1.117143     97,252,071
Scudder High Yield (c)
2001                                     120,361,171     0.953744     1.031130    124,095,979
Scudder International Research (c)
2001                                      40,739,971     0.825716     1.002002     40,808,078
Scudder Investment Grade Bond (c)
2001                                      49,608,253     1.026287     1.252309     62,070,634
Scudder Money Market (c)
2001                                     185,147,723     1.013780     1.194638    220,901,895
Scudder New Europe (c)
2001                                       9,210,832     0.650250     0.764404      5,993,661
Scudder Small Cap Growth (c)
2001                                      50,238,493     0.795536     1.252676     62,883,985
Scudder Small Cap Value (c)
2001                                      49,043,575     1.133166     1.295745     63,528,094
Scudder Strategic Income (c)
2001                                       7,119,994     1.023705     1.086508      7,733,648
Scudder Technology Growth (c)
2001                                      92,568,242     0.769450     0.907535     83,939,140
Scudder Total Return (c)
2001                                     199,538,263     0.956985     1.329896    265,020,767
SVS Dreman Financial Services (c)
2001                                      33,899,191     1.004891     1.065910     36,117,049
SVS Dreman High Return Equity (c)
2001                                     118,265,741     0.994777     1.151965    136,006,810
SVS Dynamic Growth (c)
2001                                       2,702,947     0.869828     0.871729      2,356,209
SVS Focus Value+Growth (c)
2001                                      59,501,220     0.878102     1.322047     78,643,339
SVS Focused Large Cap Growth (c)
2001                                      20,763,162     0.893562     0.940898     19,530,146
SVS Growth and Income (c)
2001                                      75,270,360     0.888059     0.919942     66,872,847
SVS Growth Opportunities (c)
2001                                      83,754,429     0.763279     0.825766     63,941,201
SVS Index 500 (c)
2001                                      77,174,458     0.839740     0.919446     64,881,899
SVS Mid-Cap Growth
2001                                       7,139,140     0.872867     0.874711      6,244,236
SVS Strategic Equity
2001                                       9,970,803     0.751163     0.752851      7,506,319
SVS Venture Value (c)
2001                                      20,058,013     0.939145     0.941078     18,875,051



                                                FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------

                                           INVESTMENT*    EXPENSE**     EXPENSE**      TOTAL***        TOTAL***
                                             INCOME        RATIO         RATIO         RETURN          RETURN
                                              RATIO        LOWEST       HIGHEST        LOWEST          HIGHEST
                                           -----------    ----------   ----------    ------------    -----------
Alger American Balanced
2001                                           1.36%        1.40%        1.70%          -3.31%         -2.58%(b)
Alger American Leveraged All Cap
2001                                           N/A          1.40         1.70          -17.11          -7.48 (b)
Credit Suisse Emerging Markets
2001                                           N/A          1.40         1.70          -15.41 (b)     -10.91
Credit Suisse Global Post-Venture Capital
2001                                           N/A          1.40         1.70          -29.64         -21.84 (b)
Dreyfus Mid Cap Stock
2001                                           0.21         1.40         1.70           -4.61           0.91 (b)
Dreyfus Socially Responsible Growth
2001                                           0.07         1.40         1.70          -23.66         -16.70 (b)
INVESCO VIF Utilities
2001                                           1.98         1.40         1.70          -32.46 (b)     -32.31 (a)
Janus Aspen Growth
2001                                           0.06         1.40         1.70          -25.79         -25.79
Janus Aspen Growth and Income
2001                                           1.35         1.40         1.70          -14.59         -14.59
Scudder  21st Century Growth Class A
2001                                           N/A          1.40         1.70          -24.17         -13.46 (b)
Scudder Capital Growth Class A
2001                                           0.42         1.40         1.70          -20.49         -12.68 (b)
Scudder Global Discovery Class A
2001                                           N/A          1.40         1.70          -25.65         -18.76 (b)
Scudder Growth and Income Class A
2001                                           1.19         1.40         1.70          -12.54          -6.45 (b)
Scudder Health Sciences Class A
2001                                           N/A          1.40         1.70            5.29           5.50 (a)
Scudder International Class A
2001                                           0.47         1.40         1.70          -31.83         -24.40 (b)
Scudder Aggressive Growth (c)
2001                                           1.08         1.40         1.70          -22.86         -17.97 (b)
Scudder Blue Chip (c)
2001                                           0.46         1.40         1.70          -16.99         -10.60 (b)
Scudder Contrarian Value (c)
2001                                           1.77         1.40         1.70            0.44           2.52 (b)
Scudder Global Blue Chip (c)
2001                                           N/A          1.40         1.70          -16.66         -11.53 (b)
Scudder Government Securities (c)
2001                                           3.70         1.40         1.70            4.36 (b)       5.98
Scudder Growth (c)
2001                                           N/A          1.40         1.70          -23.43         -12.91 (b)
Scudder High Yield (c)
2001                                           12.86        1.40         1.70           -4.63 (b)       1.19
Scudder International Research (c)
2001                                           0.80         1.40         1.70          -25.49         -17.25 (b)
Scudder Investment Grade Bond (c)
2001                                           4.90         1.40         1.70            2.63 (b)       4.24
Scudder Money Market (c)
2001                                           3.39         1.40         1.70            1.38 (b)       2.28
Scudder New Europe (c)
2001                                           2.09         1.40         1.70          -30.84         -23.56 (b)
Scudder Small Cap Growth (c)
2001                                           N/A          1.40         1.70          -29.80         -20.27 (b)
Scudder Small Cap Value (c)
2001                                           N/A          1.40         1.70           13.32 (b)      16.02
Scudder Strategic Income (c)
2001                                           0.80         1.40         1.70            2.37 (b)       3.76
Scudder Technology Growth (c)
2001                                           0.19         1.40         1.70          -33.34         -22.88 (b)
Scudder Total Return (c)
2001                                           2.67         1.40         1.70           -7.40          -4.10 (b)
SVS Dreman Financial Services (c)
2001                                           1.07         1.40         1.70           -6.19           0.71 (b)
SVS Dreman High Return Equity (c)
2001                                           1.13         1.40         1.70           -0.52 (b)       0.27
SVS Dynamic Growth (c)
2001                                           N/A          1.40         1.70          -13.02 (b)     -12.83 (a)
SVS Focus Value+Growth (c)
2001                                           0.67         1.40         1.70          -15.55         -12.00 (b)
SVS Focused Large Cap Growth (c)
2001                                           N/A          1.40         1.70          -18.11         -10.45 (b)
SVS Growth and Income (c)
2001                                           0.68         1.40         1.70          -13.51          -8.01 (b)
SVS Growth Opportunities (c)
2001                                           N/A          1.40         1.70          -24.76         -17.42 (b)
SVS Index 500 (c)
2001                                           0.50         1.40         1.70          -13.28          -8.06 (b)
SVS Mid-Cap Growth
2001                                           N/A          1.40         1.70          -12.71 (b)     -12.53 (a)
SVS Strategic Equity
2001                                           N/A          1.40         1.70          -24.88 (b)     -24.71 (a)
SVS Venture Value (c)
2001                                           N/A          1.40         1.70           -6.09 (b)      -5.89 (a)

* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(A) START DATE OF 5/1/01.
(B) START DATE OF 2/23/01.
(C) RE-BRANDED. SEE NOTE 1.

                            PART C. OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS
          Financial Statements Included in Part A None
          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company
          Financial Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company
          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

               EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.



               EXHIBIT 2     Not Applicable. Pursuant to Rule 26a-2,
                             the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.



               EXHIBIT 3     (a)  Wholesaling Agreement was previously filed on
                                  August 9, 1996 in Registrant's Initial
(                                 Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein.

                             (b) Underwriting and Administrative Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein.

                             (c) Commission Schedule is filed herewith. Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No.
                                  333-09965/811-7767, and are incorporated by reference herein.

                             (d) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                             (e) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                             (f) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein.

                             (g)  Form of Indemnification Agreement with
                                  Scudder Kemper was previously filed on April
                                  30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein.

               EXHIBIT 4     (a)  Contract Form A3035-00 and Specification
                                  Pages Form A8035-00 was filed in Registrant's Initial Registration Statement for the Contracts on September 27, 2000, and is incorporated by reference herein.

                             (b)  Enhanced Death Benefit Rider with 5%
                                  Accumulation and Ratchet (Form 3293-00 was filed in Registrant's Initial Registration Statement for the Contracts on September 27, 2000, and is incorporated by reference herein.

               EXHIBIT 5 Application Form SML-1513K was filed in Registrant's Initial Registration Statement for the Contracts on September 27, 2000, and is incorporated by reference herein.

               EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and are incorporated by reference herein.

               EXHIBIT 7     Not Applicable.

               EXHIBIT 8     (a)  BFDS Agreements for lockbox and mailroom
                                  services were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No.
                                  333-09965/811-7767, and are incorporated by reference herein.

                             (b)  Directors' Power of Attorney is filed
                                  herewith.

               EXHIBIT 9     Opinion of Counsel is filed herewith.

               EXHIBIT 10 Consent of Independent Accountants is filed herewith.

               EXHIBIT 11    None.

               EXHIBIT 12    None.

               EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-81019/811-7767 and is
                             incorporated by reference herein.

               EXHIBIT 14     Not Applicable.

               EXHIBIT 15    (a)  Amendment to Kemper Participation Agreement
                                  was previously filed in April 2000 in
                                  Post-Effective Amendment No. 7 of
                                  Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein.

                             (b) Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 with Scudder Kemper was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                             (c)  Amendment dated December 19, 2000 with
                                  Dreyfus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 of Registration Statement No.
                                  333-63091/811-7767, and is incorporated by reference herein.

                             (d) Amendment dated October 20, 2000 with Alger was previously filed in April 2002 in Post-Effective Amendment No. 5 of Registration Statement No.
                                  333-81281/811-6293, and is incorporated by reference herein. Amendment dated May 30, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein.

                             (e) Amendment dated August 25, 2000 with Warburg Pincus was previously filed in April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No.
                                  333-09965/811-7767, and is incorporated by reference herein.

                             (f)  Amendment dated October 31, 2001 to the
                                  Participation Agreement with INVESCO was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:

     440 Lincoln Street
     Worcester, Massachusetts 01653


                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director, President and                 Allmerica; Senior Vice President of Life and Annuity Products
    Chief Executive Officer                 (2001) for The Equitable Life Assurance Society

JohnP. Kavanaugh                            Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director                                Vice President (since 2001) of First Allmerica; Director
                                            (since 1990), President and Chief
                                            Executive Officer (1995- 2001) of
                                            Allmerica Financial Life Insurance
                                            and Annuity Company; Director and
                                            President (since 1998) of Allmerica
                                            Financial Investment Management
                                            Services, Inc.



Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty


ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


             NAME                                   ADDRESS                         TYPE OF BUSINESS
             ----                                   -------                         ----------------
                                                  440 Lincoln Street
AAM Equity Fund                                   Worcester MA 01653              Massachusetts Grantor Trust

                                                  440 Lincoln Street
AAM Growth & Income Fund, L.P.                    Worcester MA 01653              Limited Partnership

                                                  440 Lincoln Street
AAM High Yield Fund, L.L.C.                       Worcester MA 01653              Limited liability company

                                                  440 Lincoln Street
Advantage Insurance Network, Inc.                 Worcester MA 01653              Insurance Agency

                                                  440 Lincoln Street
AFC Capital Trust I                               Worcester MA 01653              Statutory Business Trust

                                                  440 Lincoln Street
Allmerica Asset Management, Inc.                  Worcester MA 01653              Investment advisory services

                                                  440 Lincoln Street
Allmerica Asset Management Limited                Worcester MA 01653              Investment advisory services

                                                  440 Lincoln Street
Allmerica Benefits, Inc.                          Worcester MA 01653              Non-insurance medical services

                                                  440 Lincoln Street
Allmerica Equity Index Pool                       Worcester MA 01653              Massachusetts Grantor Trust

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance



                                                  440 Lincoln Street
Allmerica Financial Corporation                   Worcester MA 01653              Holding Company

Allmerica Financial Insurance                     440 Lincoln Street
Brokers, Inc.                                     Worcester MA 01653              Insurance Broker

                                                                                  Life insurance, accident and health
Allmerica Financial Life Insurance                440 Lincoln Street              insurance, annuities, variable
and Annuity Company                               Worcester MA 01653              annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street
Agency, Inc.                                      Worcester MA 01653              Insurance Agency

                                                  440 Lincoln Street              Special purpose funding vehicle for
Allmerica Funding Corp.                           Worcester MA 01653              commercial paper

Allmerica Financial Investment
Management Services, Inc. (formerly
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of                        440 Lincoln Street
Worcester, Inc.)                                  Worcester MA 01653              Investment advisory services

Allmerica Investment Management                   440 Lincoln Street
Company, Inc.                                     Worcester MA 01653              Investment advisory services

                                                  440 Lincoln Street
Allmerica Investments, Inc.                       Worcester MA 01653              Securities, retail broker-dealer

                                                  440 Lincoln Street
Allmerica Investment Trust                        Worcester MA 01653              Investment Company

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street
Alabama                                           Worcester MA 01653              Insurance Agency

Allmerica Investments Insurance Agency of         440 Lincoln Street
Florida, Inc.                                     Worcester MA 01653              Insurance Agency

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street
Georgia                                           Worcester MA 01653              Insurance Agency

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street
Kentucky                                          Worcester MA 01653              Insurance Agency

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street
Mississippi                                       Worcester MA 01653              Insurance Agency

                                                  440 Lincoln Street
Allmerica Plus Insurance Agency, Inc.             Worcester MA 01653              Insurance Agency



                                                  440 Lincoln Street
Allmerica Securities Trust                        Worcester MA 01653              Investment Company

                                                  440 Lincoln Street              Limited purpose national trust
Allmerica Trust Company, N.A.                     Worcester MA 01653              company

                                                  100 North Parkway
AMGRO, Inc.                                       Worcester MA 01605              Premium financing

                                                  100 North Parkway
AMGRO Receivables Corporation                     Worcester MA 01605              Premium financing

                                                  645 West Grand River            Multi-line property and casualty
Citizens Insurance Company of America             Howell MI 48843                 insurance

                                                  333 Pierce Road                 Multi-line property and casualty
Citizens Insurance Company of Illinois            Itasca IL 60143                 insurance

                                                  3950 Priority Way
Citizens Insurance Company of the                 South Drive, Suite 200          Multi-line property and casualty
Midwest                                           Indianapolis IN 46280           insurance

                                                  One Prestige Place
                                                  Suite 540                       Multi-line property and casualty
Citizens Insurance Company of Ohio                Miamisburg, OH                  insurance

                                                  645 West Grand River
Citizens Management, Inc.                         Howell MI 48843                 Services management company

                                                  5421 Avenida Encinas
                                                  Suite A
Financial Profiles, Inc.                          Carlsbad, CA  92008             Computer software company

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

                                                  41 Cedar Avenue
                                                  Hamilton HM 12,
First Sterling Limited                            Bermuda                         Holding Company

                                                  41 Cedar Avenue
First Sterling Reinsurance Company                Hamilton HM 12,
Limited                                           Bermuda                         Reinsurance Company

                                                  440 Lincoln Street
Greendale Special Placements Fund                 Worcester MA 01653              Massachusetts Grantor Trust

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance



                                                  100 North Parkway               Multi-line property and casualty
The Hanover Insurance Company                     Worcester MA 01605              insurance

                                                  NationsBank Tower
Hanover Texas Insurance Management                15301 Dallas Pkwy.              Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Dallas, TX  75248               Insurance Company

                                                  7557 Rambler Road
                                                  Suite 500                       Multi-line property and casualty
Hanover Lloyd's Insurance Company                 Dallas TX 75231                 insurance

                                                  440 Lincoln Street              Premium financing service
Lloyds Credit Corporation                         Worcester MA 01653              franchises

                                                  100 North Parkway               Multi-line property and casualty
Massachusetts Bay Insurance Company               Worcester MA 01605              insurance

                                                  440 Lincoln Street
Sterling Risk Management Services, Inc.           Worcester MA 01653              Risk management services

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street
Services Corporation)                             Worcester MA 01653              Securities, retail broker-dealer



ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 46 Contract Owners of qualified Contracts and 92 Contract Owners of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.      PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

- VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company.

- Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

-             Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

         440 Lincoln Street
         Worcester, Massachusetts 01653


         NAME                                             POSITION OR OFFICE WITH UNDERWRITER
         ----                                             -----------------------------------
Emil J. Aberizk, Jr.                                      Vice President

Michael J. Brodeur                                        Vice President Operations

Mark R. Colborn                                           Vice President

Charles F. Cronin                                         Secretary/Clerk

Claudia J. Eckels                                         Vice President

Philip L. Heffernan                                       Vice President

J. Kendall Huber                                          Director

Mark A. Hug                                               Director and Vice President

Mark C. McGivney                                          Treasurer

William F. Monroe, Jr.                                    President, Director and Chief Executive Officer

K. David Nunley                                           Vice President

Stephen Parker                                            Vice President and Director

Richard M. Reilly                                         Director and Chairman of the Board

James S. Shorris                                          Vice President, Chief Compliance Officer and Counsel

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33.      REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON
              SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT
              PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.
                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                      By: /S/ CHARLES F. CRONIN
                                          --------------------------------------
                                             Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                                TITLE                                                         DATE
----------                                ------                                                        ----

/S/ WARREN E. BARNES                      Vice President and Corporate Controller                       April 1, 2002
------------------------------------
Warren E. Barnes

EDWARD J. PARRY III*                      Director, Vice President and Chief Financial Officer
------------------------------------

RICHARD M. REILLY*                        Director
------------------------------------

JOHN F. O'BRIEN*                          Director and Chairman of the Board
---------------------------

BRUCE C. ANDERSON*                        Director and Vice President
------------------------------------

MARK R. COLBORN*                          Director and Vice President
---------------------------

JOHN P. KAVANAUGH*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. KENDALL HUBER*                         Director, Vice President and General Counsel
---------------------------

MARK A. HUG*                              Director, President and Chief Executive Officer
------------------------------------

ROBERT P. RESTREPO, JR.*                  Director
------------------------------------

GREGORY D. TRANTER*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/S/SHEILA B. ST. HILAIRE
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
333-46716

                                  EXHIBIT TABLE


Exhibit 8(b)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants
